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                                                                OCTOBER 31, 2000
                                                                   ANNUAL REPORT



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                            LIBERTY CONTRARIAN FUNDS


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LIBERTY
CONTRARIAN FUND

LIBERTY CONTRARIAN
EQUITY FUND

LIBERTY CONTRARIAN                            [GRAPHIC]
BALANCED FUND

LIBERTY CONTRARIAN
SMALL-CAP FUND

LIBERTY CONTRARIAN
INCOME FUND

LIBERTY
OREGON TAX-FREE FUND




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

















                    -----------------------------


                                OCTOBER 31, 2000


                                   -------------
                                   ANNUAL REPORT




                    -----------------------------











            Cover Image copyright (C)1999 PhotoDisc, Inc.

LIBERTY CONTRARIAN FUND

ALL-CAP FUND OUTPERFORMED THE S&P 500 AND RUSSELL 2000

Liberty Contrarian Fund, a portfolio of large-, medium-, and small-company stocks, handily outpaced the major stock market indices and most of its competition during the 12 months ended October 31, 2000. At 33.11%, the one-year total return before sales charges for Class A shares was considerably stronger than the 6.08% and 17.41% total returns for the Standard & Poor's 500 Index and Russell 2000 Index, respectively.

FLEXIBLE APPROACH PROVED A BOON TO RESULTS

This Fund seeks to invest in the best contrarian stocks that we can find, generally placing at least 60% of assets in large- and medium-capitalization companies and the balance in small-capitalization companies. In a year that was dominated first by large-cap growth stocks (primarily technology) and later by mid- and small-cap value stocks, this flexibility proved to be a genuine advantage. In fact, the strongest contributors to the Fund's outstanding results ranged from a major, large-cap defense and electronics company (Goodrich, 1.1% of net assets) to a small biotech firm (Vysis, Inc., 1.0% of net assets.). Vysis develops and markets clinical products that provide information for genomic disease management.

The Fund also reaped the rewards of patience as healthcare and energy stocks returned to favor with investors. We made sizable commitments to these sectors roughly one year and two years ago, respectively, when both were beaten down by industry-specific problems and generally ignored by investors. During the past year, healthcare was given a shot in the arm by a change in government policy that put cash and liquidity back into the system, to the benefit of stocks like Mid Atlantic Medical Services, Inc. and Health Management Associates, Inc. (1.6% and 1.5% of net assets, respectively).

Prices of energy stocks rebounded after March 2000, spurred by investor concern over shrinking reserves and minimal levels of exploration. As crude oil prices climbed to levels not seen in many years, oil exploration companies like Anadarko (1.4% of net assets) posted significant gains. In keeping with our contrarian style, we reduced our positions once strong market interest drove these stocks past our price targets.

TECHNOLOGY CONTRIBUTED TO SECOND-HALF RESULTS, WHILE CONSUMER STOCKS LAGGED

In spite of general market turmoil in the technology sector, the Fund did quite well with investments in several technology stocks, including Mentor Graphics Corp. and Advanced Micro Devices (1.0% and 1.6% of net assets, respectively). The first is a leader in hardware and software design solutions for electronics and semiconductor companies. The second supplies microprocessors, flash memory devices, and support circuitry for communications and networking applications. Both exemplify our contrarian approach to technology. While investors favored e-commerce stocks last fall and winter, we looked for investment opportunities in less attractive areas like

LIBERTY CONTRARIAN FUND

hardware and software -- stocks with profits and earnings that we believed would appeal to investors once the Internet euphoria wore off.

Unfortunately, our investments in consumer stocks were not as successful. We attribute the poor performance to rising interest rates, which are usually detrimental to consumer cyclical industries, and to a slowdown in the economy that impacted retailing.

TAX MANAGEMENT GIVEN MORE ATTENTION THIS YEAR

We strove to improve our tax management of this Fund during fiscal 2000. Our strategy involved taking tax losses early in the period and using those to offset gains as the market moved in our direction and generated gains. In deciding when to trim a stock, we gave primary consideration to whether it continued to meet our contrarian criteria. But we also looked at whether the timing of a divestiture would produce a short- or long-term gain. As a result, we believe the Fund will distribute to shareholders a modest level of short-term gains and modest long-term gains in December 2000.

BUYING STOCKS THAT MAY BENEFIT FROM A SLOWER ECONOMY

Looking forward, we anticipate greater investor uncertainty, continued volatility and more rotations among the sectors of the market as economic growth slows. We also expect to see lower interest rates in the coming months.

This may give us ample opportunity to identify areas where investor sentiment has become too negative. As we move into fiscal 2001, we have been actively adding financial stocks, which historically have performed well during periods of falling rates. We have also been investing selectively in beaten-down consumer nondurable and consumer cyclical stocks, particularly those that may benefit if the euro, Europe's downtrodden currency, stages a comeback.


/s/ James E. Crabbe                /s/ John E. Maack, Jr., CFA
James E. Crabbe                    John. E. Maack, Jr., CFA

------------------------
An investment in the Fund offers significant long-term growth potential, but also involves certain risks. The Fund may be affected by stock market fluctuations that may occur in response to economic and business developments. Investing in small stocks presents special risks, including possible illiquidity and greater price volatility than stocks of more established companies.

LIBERTY CONTRARIAN FUND

PERFORMANCE INFORMATION

                       LIBERTY CONTRARIAN FUND INVESTMENT
                  PERFORMANCE VS. STANDARD & POOR'S 500 INDEX
                Change in Value of $10,000 from 12/1/98-10/31/00
                 Class A Shares, With and Without Sales Charge

                                                FUND WITHOUT SALES CHARGE    FUND WITH SALES CHARGE              S&P 500
                                                -------------------------    ----------------------              -------
12/1/98                                                    10180                      9594.7                       10471
01/31/99                                                 10439.6                      9839.3                     10908.7
02/28/99                                                    9880                      9311.9                     10569.4
03/31/99                                                 10280.2                      9689.1                     10992.2
04/30/99                                                 11280.4                     10631.8                     11417.6
05/31/99                                                   11611                     10943.3                     11148.2
06/30/99                                                   12051                     11358.1                     11764.6
07/31/99                                                 11811.2                       11132                     11398.8
08/31/99                                                 11240.7                     10594.4                     11341.8
09/30/99                                                 10701.2                     10085.8                       11031
10/31/99                                                 10390.8                      9793.4                     11729.3
11/30/99                                                 11020.5                     10386.8                     11967.4
12/31/99                                                 11710.4                       11037                       12671
01/31/00                                                 11750.2                     11074.6                       12035
02/29/00                                                 11750.2                     11074.6                     11807.5
03/31/00                                                 12790.1                     12054.7                     12962.3
04/30/00                                                 12850.2                     12111.3                     12572.1
05/31/00                                                 12929.9                     12186.4                     12314.4
06/30/00                                                 13200.1                     12441.1                     12617.3
07/31/00                                                 13390.2                     12620.3                     12420.5
08/31/00                                                 14350.3                     13525.1                     13191.8
09/30/00                                                 14180.9                     13365.5                     12495.3
10/31/00                                                   13830                       13035                       12569

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. Index performance is from 11/30/98. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

 CHANGE IN VALUE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 12/1/98-10/31/00

                              WITHOUT            WITH
                           SALES CHARGE      SALES CHARGE
  Class A                     $13,830           $13,035
  Class B                     $13,630           $13,230
  Class C                     $13,630           $13,630

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/00

  INCEPTION DATE           12/1/1998                     12/1/1998                     12/1/1998
   SHARE CLASS                 A                             B                             C
                    WITHOUT          WITH         WITHOUT          WITH         WITHOUT          WITH
                  SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
  1 Year             33.11%         25.46%         31.95%         26.95%         32.07%         31.07%
  Life of Fund       18.45%         14.84%         17.55%         15.74%         17.55%         17.55%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

   SHARE CLASS                 A                             B                             C
                    WITHOUT          WITH         WITHOUT          WITH         WITHOUT          WITH
                  SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
  1 Year             32.52%         24.90%         31.61%         26.61%         31.51%         30.51%
  Life of Fund       21.03%         17.17%         20.14%         18.25%         20.09%         20.09%

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the Class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

LIBERTY CONTRARIAN FUND

INVESTMENT PORTFOLIO

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                       COMMON STOCKS - 96.8%                     VALUE
----------------                  ---------------------                 --------------
                              FINANCE, INSURANCE & REAL ESTATE - 17.4%
                                        DEPOSITORY INSTITUTIONS - 6.6%
       3,200        First Union Corp. ................................    $   97,000
       5,000        U.S. Bancorp......................................       120,938
       3,800        Washington Mutual, Inc. ..........................       167,200
                                                                         -------------
                                                                             385,138
                                                                         -------------
                                            INSURANCE CARRIERS - 10.8%
       2,000        Chubb Corp. ......................................       168,875
       4,200        Fidelity National Financial, Inc. ................       103,162
         900        MGIC Investment Corp. ............................        61,313
       5,600        Mid Atlantic Medical Services, Inc.(a)............        95,200
       4,800        Safeco Corp. .....................................       116,100
       2,100        StanCorp Financial Group, Inc. ...................        85,575
                                                                         -------------
                                                                             630,225
                                                                         -------------
                              NONDEPOSITORY CREDIT INSTITUTIONS - 0.0%
      11,400        Associates First Capital Corp.(a).................           239
                                                                         -------------
                                                 MANUFACTURING - 37.3%
                                                        APPAREL - 0.9%
       1,200        Liz Claiborne, Inc. ..............................        51,000
                                                                         -------------
                                             BUILDING MATERIALS - 1.9%
       7,200        Elcor Corp. ......................................       112,050
                                                                         -------------
                                    CHEMICALS & ALLIED PRODUCTS - 3.6%
       1,400        Biogen, Inc.(a)...................................        84,263
       1,600        Goodrich (B.F.) Co. ..............................        65,500
      10,000        Vysis, Inc.(a)....................................        57,500
                                                                         -------------
                                                                             207,263
                                                                         -------------
                                       COMMUNICATIONS EQUIPMENT - 1.4%
       3,600        Lucent Technologies, Inc. ........................        83,925
                                                                         -------------
                              ELECTRONIC & ELECTRICAL EQUIPMENT - 1.8%
       4,100        Advanced Micro Devices, Inc. .....................        92,762
         500        Fairchild Semiconductor Corp.(a)..................        10,531
                                                                         -------------
                                                                             103,293
                                                                         -------------
                                          ELECTRONIC COMPONENTS - 2.7%
       5,800        Electronics for Imaging, Inc.(a)..................        89,900
       4,600        Rayovac Corp.(a)..................................        67,850
                                                                         -------------
                                                                             157,750
                                                                         -------------
                                        FOOD & KINDRED PRODUCTS - 2.3%
       6,600        IBP, Inc. ........................................       135,713
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN FUND

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                     COMMON STOCKS (CONTINUED)                   VALUE
----------------                -------------------------               --------------
                                             MANUFACTURING (CONTINUED)
                                 MACHINERY & COMPUTER EQUIPMENT - 5.7%
      13,000        Auspex Systems, Inc.(a)...........................    $  131,625
       3,400        Compaq Computer Corp. ............................       103,394
       2,400        Lexmark International Group, Inc.(a)..............        98,400
                                                                         -------------
                                                                             333,419
                                                                         -------------
                              MEASURING & ANALYZING INSTRUMENTS - 4.5%
       3,600        General Motors Corp. Class H(a)...................       116,640
       8,700        Input/Output, Inc.(a).............................        73,406
       2,200        KLA Instruments Corp.(a)..........................        74,388
                                                                         -------------
                                                                             264,434
                                                                         -------------
                                                 PAPER PRODUCTS - 3.0%
       2,100        Longview Fibre Co. ...............................        28,613
       5,300        Packaging Corp. of America(a).....................        77,844
       5,100        Smurfit-Stone Container Corp.(a)..................        68,850
                                                                         -------------
                                                                             175,307
                                                                         -------------
                                             PETROLEUM REFINING - 2.0%
       4,200        USX-Marathon Group................................       114,188
                                                                         -------------
                                                  PRIMARY METAL - 1.0%
       6,400        Century Aluminum Co. .............................        56,000
                                                                         -------------
                                               PRIMARY SMELTING - 1.6%
       2,000        Phelps Dodge Corp. ...............................        93,500
                                                                         -------------
                                               RUBBER & PLASTIC - 2.6%
       1,500        Nike, Inc., Class B...............................        59,906
       5,300        Tupperware Corp. .................................        90,763
                                                                         -------------
                                                                             150,669
                                                                         -------------
                                       TRANSPORTATION EQUIPMENT - 2.3%
       2,900        DaimlerChrysler AG................................       133,110
                                                                         -------------
                                                MINING & ENERGY - 7.1%
                                  CRUDE PETROLEUM & NATURAL GAS - 5.4%
       1,228        Anadarko Petroleum Corp. .........................        78,653
       3,000        Burlington Resources, Inc. .......................       108,000
       6,400        Occidental Petroleum Corp. .......................       127,200
                                                                         -------------
                                                                             313,853
                                                                         -------------
                                           OIL & GAS EXTRACTION - 0.3%
       1,400        Forest Oil Corp.(a)...............................        19,337
                                                                         -------------
                                       OIL & GAS FIELD SERVICES - 1.4%
       1,100        Schlumberger Ltd. ................................        83,738
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN FUND

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                     COMMON STOCKS (CONTINUED)                   VALUE
----------------                -------------------------               --------------
                                                   RETAIL TRADE - 1.8%
                                                    RESTAURANTS - 1.8%
       4,600        Darden Restaurants, Inc. .........................    $  103,500
                                                                         -------------
                                                      SERVICES - 19.3%
                                  AUTO REPAIR, RENTAL & PARKING - 2.1%
       3,700        Hertz Corp Class A................................       121,638
                                                                         -------------
                                      COMPUTER RELATED SERVICES - 2.3%
         600        Ariba, Inc.(a)....................................        75,825
       2,600        Mentor Graphics Corp.(a)..........................        60,937
                                                                         -------------
                                                                             136,762
                                                                         -------------
                                              COMPUTER SOFTWARE - 1.9%
      17,200        Intergraph Corp.(a)...............................       107,500
                                                                         -------------
                                           EDUCATIONAL SERVICES - 1.2%
       4,300        ITT Educational Services, Inc.(a).................        67,725
                                                                         -------------
                 ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT - 1.4%
       3,200        Moody's Corp. ....................................        84,200
                                                                         -------------
                                                HEALTH SERVICES - 7.7%
      10,200        Covance, Inc.(a)..................................        87,975
       6,700        Healthsouth Corp.(a)..............................        80,400
       4,500        Health Management Associates, Inc.(a).............        89,156
       1,500        Tenet Healthcare Corp. ...........................        58,969
         600        United Healthcare Corp. ..........................        65,625
       5,500        WebMD Corp.(a)....................................        62,562
                                                                         -------------
                                                                             444,687
                                                                         -------------
                                              PERSONAL SERVICES - 2.7%
       1,400        FedEx Corp.(a)....................................        65,604
       5,900        Regis Corp. ......................................        89,238
                                                                         -------------
                                                                             154,842
                                                                         -------------
                             TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
                                       GAS & SANITARY SERVICES - 13.9%
                                             AIR TRANSPORTATION - 3.9%
       4,200        Alaska Air Group..................................       108,937
       2,600        British Airways PLC...............................       115,375
                                                                         -------------
                                                                             224,312
                                                                         -------------
                                                   BROADCASTING - 2.1%
       3,000        Comcast Corp. Special Class A.....................       122,250
                                                                         -------------
                                                 COMMUNICATIONS - 1.4%
       8,700        Spanish Broadcasting System, Inc. Class A(a)......        78,300
                                                                         -------------
                                              ELECTRIC SERVICES - 1.7%
       1,200        Duke Energy Corp. ................................       103,725
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN FUND

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                     COMMON STOCKS (CONTINUED)                   VALUE
----------------                -------------------------               --------------
   TRANSPORTATION, COMMUNICATION, ELECTRIC,
   GAS & SANITARY SERVICES (CONTINUED)
                                             TELECOMMUNICATIONS - 2.6%
       3,200        WorldCom, Inc.(a).................................    $   76,000
       1,300        Verizon Communications............................        75,156
                                                                         -------------
                                                                             151,156
                                                                         -------------
                                           WATER TRANSPORTATION - 1.4%
       3,300        Carnival Corp. ...................................        81,881
                                                                         -------------
                                                WHOLESALE TRADE - 0.8%
                                                  DURABLE GOODS - 0.8%
       1,400        Grainger (W.W.), Inc. ............................        44,712
                                                                         -------------
                                                    Total Common Stock
                                               (cost of $4,678,503)(b)     5,631,341
                                                                         -------------
    PAR                      SHORT-TERM OBLIGATION - 4.1%
----------------             ----------------------------
    $243,000        Repurchase agreement with SBC Warburg Ltd., dated
                      10/31/00 due 11/01/2000 at 6.570% collateralized
                      by U.S. Treasury Notes with maturities to 2024,
                      market value $245,537 (repurchase proceeds
                      $243,044).......................................       243,000
                                                                         -------------
                              OTHER ASSETS & LIABILITIES, NET - (0.9%)       (54,856)
                                                                         -------------
                                                   NET ASSETS - 100.0%    $5,819,485
                                                                         -------------
                                                                         -------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing security.
(b) Cost for federal income tax purposes is $4,680,324.

See notes to financial statements.

LIBERTY CONTRARIAN EQUITY FUND

FUND PERFORMED WELL IN "CONTRARIAN'S MARKET"

Liberty Contrarian Equity Fund finished the 12 months ended October 31, 2000 with a total return of 24.47%, based on Class A shares before a sales charge. This compares quite favorably to the 6.08% one-year total return for the Fund's benchmark, the Standard & Poor's 500 Index. Historically, the contrarian style has done well in broader markets with some volatility and rotation among market sectors.

UNCERTAINTY AND SWIFT SECTOR ROTATIONS OVERTOOK THE MARKET

Following a strong runup in technology and other "new economy" stocks between November and March, the U.S. equity markets fell into disarray. The bull market came to a screeching halt in early spring and remained off balance throughout the remainder of the period. In response to conflicting data on the economy and inflation, investors turned their attention to lower-priced stocks and companies deemed most likely to live up to earnings expectations. Undervalued market sectors such as energy and healthcare returned to favor with investors.

The economic picture, however, remained unclear, while a shortage of oil and gas reserves kept the fear of higher inflation alive. In the stock market, no group of companies emerged to replace technology and telecommunications as the leaders, and investors moved swiftly from one sector to another in search of growth opportunities. Such shifting investor sentiment and rapid sector rotation was ideal for contrarian investing. It provided us many opportunities to invest in out-of-favor, reasonably priced stocks. We found several areas where market sentiment had turned negative, but the potential for positive change was obvious.

ENERGY AND HEALTHCARE INVESTMENTS GENERATED LARGEST RETURNS

Several years ago, with energy stock prices at their lowest point in a decade, we increased the Fund's allocation to this sector. With production at minimal levels, reserves dwindling and demand growing, it seemed only a matter of time before prices would have to increase sharply.

Early in 2000, the per-barrel price of oil rocketed to roughly $38 when investors became aware of the impending shortage, and the Fund's energy holdings appreciated dramatically. As a result, the largest contributors to the Fund's one-year total return were energy companies Anadarko Petroleum, Schlumberger, and Baker Hughes (2.4%, 1.7% and 2.1% of net assets, respectively, as of October 31, 2000). Normally, we would trim our positions in these stocks once they reached our price targets. In light of better-than-expected prices for oil and gas and the exceptional profitability in the industry, we have chosen to remain overweight in this sector.

We did pare back our long-time holdings of healthcare stocks such as Healthsouth, United Healthcare and Health Management Associates (1.9%, 0.8% and 1.5% of net assets, respectively). All garnered strong returns for the Fund as Congress, in a bipartisan effort to meet public demand, allocated more of the federal budget to the

LIBERTY CONTRARIAN EQUITY FUND

healthcare system, improving cash flows and profits for healthcare providers. However, we believe most of the improvement for this sector is behind us.

INVESTOR DISDAIN FOR TECHNOLOGY CREATED UNIQUE OPPORTUNITY

Following the spring selloff in stocks, we found several outstanding opportunities to purchase technology stocks with good potential. By the fiscal year-end, several of these had recovered sufficiently to rank among the top contributors to the Fund's performance. One such holding was PeopleSoft (1.7% of net assets), a manufacturer of enterprise management software. Late in the period, the company introduced a new generation of its core software applications that met with high demand from its large, well-established client base.

CONFUSION OVER ECONOMIC SLOWDOWN HURT CONSUMER STOCKS

The prolonged uncertainty about the economy kept consumer cyclical and retailing companies in limbo. Thus, fundamentals of several holdings in these sectors developed poorly, and their stock prices came down more sharply than we anticipated. In some cases, it is too early to tell if they will rebound; in other cases, we reduced our exposure.

CONTRARIAN'S MARKET SHOULD ENDURE FOR FORESEEABLE FUTURE

We believe the volatile market conditions will persist. As long as investors fear instability in the economy and/or weakness in corporate profits, we believe they will continue to move from sector to sector in search of reliable growth opportunities. This should provide us ample opportunity to buy into areas where investment sentiment has become negative. As the fiscal year drew to a close, we were already pursuing selected opportunities in technology, financial services and consumer cyclicals that, in our view, have been beaten down but also possess strong reasons for a return to favor.

/s/ John E. Maack, Jr., CFA

John E. Maack, Jr., CFA


/s/ Robert E. Anton                   /s/ Jeffrey D. Huffman, CFA
  Robert E. Anton                     Jeffrey D. Huffman, CFA

------------------------
An investment in the Fund offers significant long-term growth potential, but it also involves certain risks. The Fund may be affected by stock market fluctuations that occur in response to economic and business developments.

LIBERTY CONTRARIAN EQUITY FUND

PERFORMANCE INFORMATION

                   LIBERTY CONTRARIAN EQUITY FUND INVESTMENT
                  PERFORMANCE VS. STANDARD & POOR'S 500 INDEX
               Change in Value of $10,000 from 10/31/90-10/31/00
                 Class A Shares, With and Without Sales Charge

                                                FUND WITHOUT SALES CHARGE    FUND WITH SALES CHARGE              S&P 500
                                                -------------------------    ----------------------              -------
10/31/1990                                                 11148                       10507                       10645
12/31/1990                                               11690.9                     11018.7                     10940.9
01/31/1991                                               12478.9                     11761.3                     11415.8
02/28/1991                                               13643.2                     12858.7                     12230.8
03/31/1991                                               13910.6                     13110.7                     12526.8
04/30/1991                                                 14129                     13316.5                     12556.9
05/31/1991                                               14650.3                     13807.9                     13096.8
06/30/1991                                               14092.1                     13281.8                       12497
07/31/1991                                               14565.6                     13728.1                     13079.4
08/31/1991                                               14736.1                     13888.7                     13388.1
09/30/1991                                               14893.7                     14037.3                     13164.5
10/31/1991                                               15245.2                     14368.6                     13340.9
11/30/1991                                               14821.4                     13969.2                     12804.6
12/31/1991                                               15792.2                     14884.2                     14266.8
01/31/1992                                               16213.8                     15281.6                     14001.5
02/29/1992                                               16700.3                       15740                     14182.1
03/31/1992                                               16503.2                     15554.3                       13907
04/30/1992                                               16661.6                     15703.6                     14314.4
05/31/1992                                               16833.3                     15865.3                     14384.6
06/30/1992                                               16622.8                       15667                     14170.3
07/31/1992                                               17359.2                     16361.1                     14748.4
08/31/1992                                               16965.2                     15989.7                     14447.5
09/30/1992                                               17175.5                       16188                       14618
10/31/1992                                               17149.8                     16163.7                     14667.7
11/30/1992                                               18070.7                     17031.7                     15166.4
12/31/1992                                               18383.4                     17326.3                       15353
01/31/1993                                               19131.6                     18031.5                     15481.9
02/28/1993                                               19200.4                     18096.4                     15692.5
03/31/1993                                               19795.6                     18657.4                     16023.6
04/30/1993                                               19795.6                     18657.4                     15635.8
05/31/1993                                               20640.9                     19454.1                     16053.3
06/30/1993                                               20599.6                     19415.2                     16099.9
07/31/1993                                               20529.6                     19349.1                     16035.5
08/31/1993                                                 21320                     20094.1                     16643.2
09/30/1993                                               21279.5                     20055.9                     16515.1
10/31/1993                                               22277.5                     20996.5                     16856.9
11/30/1993                                               22540.4                     21244.3                     16696.8
12/31/1993                                                 23158                     21826.4                     16898.8
01/31/1994                                               23917.5                     22542.3                     17473.4
02/28/1994                                               23946.2                     22569.3                     16999.8
03/31/1994                                               22995.6                     21673.3                     16260.3
04/30/1994                                               23243.9                     21907.4                     16468.5
05/31/1994                                               23288.1                       21949                     16736.9
06/30/1994                                               22775.8                     21466.1                     16326.9
07/31/1994                                               23711.8                     22348.4                     16862.4
08/31/1994                                               24456.4                     23050.1                     17552.1
09/30/1994                                               23974.6                     22596.1                     17123.8
10/31/1994                                               24032.1                     22650.3                     17507.4
11/30/1994                                                 23316                     21975.3                     16870.1
12/31/1994                                               23525.8                     22173.1                     17119.8
01/31/1995                                               23539.9                     22186.4                     17563.2
02/28/1995                                               24455.6                     23049.4                     18246.4
03/31/1995                                               25294.5                       23840                     18784.6
04/30/1995                                               25595.5                     24123.7                     19336.9
05/31/1995                                               26209.8                     24702.7                     20108.4
06/30/1995                                               26988.2                     25436.4                       20575
07/31/1995                                               27978.7                     26369.9                       21256
08/31/1995                                               28188.5                     26567.7                     21309.1
09/30/1995                                               28337.9                     26708.5                     22208.4
10/31/1995                                               27244.1                     25677.5                     22128.4
11/30/1995                                               29118.4                     27444.1                     23097.7
12/31/1995                                               29124.3                     27449.6                     23543.4
01/31/1996                                               29252.4                     27570.4                     24343.9
02/29/1996                                               29076.9                       27405                     24570.3
03/31/1996                                               29984.1                       28260                     24806.2
04/30/1996                                               31048.5                     29263.3                     25170.8
05/31/1996                                                 31033                     29248.6                     25817.7
06/30/1996                                               30396.8                       28649                     25915.8
07/31/1996                                               28615.6                     26970.2                     24770.4
08/31/1996                                               30206.6                     28469.7                       25293
09/30/1996                                                 31430                     29622.8                     26714.5
10/31/1996                                               30999.4                     29216.9                     27451.8
11/30/1996                                               32620.7                       30745                     29524.4
12/31/1996                                               32542.4                     30671.2                     28939.8
01/31/1997                                               32939.4                     31045.4                     30745.7
02/28/1997                                               32784.6                     30899.4                     30988.6
03/31/1997                                                 31801                     29972.5                       29718
04/30/1997                                               31921.9                     30086.4                     31489.2
05/31/1997                                                 35877                     33814.1                     33413.2
06/30/1997                                               37774.9                     35602.8                     34900.1
07/31/1997                                               40366.2                     38045.2                     37674.7
08/31/1997                                               39744.6                     37459.3                     35564.9
09/30/1997                                               42180.9                     39755.5                     37510.3
10/31/1997                                               40265.9                     37950.6                     36257.5
11/30/1997                                               40249.8                     37935.5                     37936.2
12/31/1997                                                 40922                       38569                     38588.7
01/31/1998                                               40901.5                     38549.7                     39013.1
02/28/1998                                               43911.9                     41386.9                       41826
03/31/1998                                               45808.9                     43174.9                     43967.5
04/30/1998                                               45854.7                     43218.1                       44416
05/31/1998                                               43195.1                     40711.4                       43652
06/30/1998                                               41493.2                     39107.4                     45424.3
07/31/1998                                                 38070                       35881                     44942.8
08/31/1998                                               30981.4                       29200                     38448.5
09/30/1998                                               33227.6                       31317                     40913.1
10/31/1998                                                 36218                     34135.5                     44235.2
11/30/1998                                               36652.6                     34545.1                     46915.9
12/31/1998                                               37316.1                     35170.4                     49618.2
01/31/1999                                               37293.7                     35149.3                     51692.3
02/28/1999                                               34906.9                     32899.7                     50084.7
03/31/1999                                               38317.3                       36114                       52088
04/30/1999                                               42861.7                     40397.2                     54103.9
05/31/1999                                               43406.1                     40910.2                       52827
06/30/1999                                               44790.7                     42215.2                     55748.3
07/31/1999                                               42837.8                     40374.6                     54014.6
08/31/1999                                               40884.4                     38533.6                     53744.5
09/30/1999                                               38840.2                     36606.9                     52271.9
10/31/1999                                               38137.2                     35944.3                     55580.7
11/30/1999                                               40047.9                     37745.1                       56709
12/31/1999                                               41217.3                     38847.3                     60043.5
01/31/2000                                               40162.1                     37852.8                     57029.3
02/29/2000                                               37985.3                     35801.2                     55951.4
03/31/2000                                                 42855                     40390.9                     61423.5
04/30/2000                                               43840.7                     41319.9                     59574.6
05/31/2000                                               44261.6                     41716.5                     58353.4
06/30/2000                                               44637.8                     42071.1                     59788.9
07/31/2000                                               44218.2                     41675.6                     58856.1
08/31/2000                                               47636.3                     44897.2                     62511.1
09/30/2000                                               46373.9                     43707.4                     59210.5
10/31/2000                                                 47443                       44615                     58993.2

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

 CHANGE IN VALUE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 10/31/90-10/31/00

                              WITHOUT          WITH
                            SALES CHARGE   SALES CHARGE
  Class A                     $47,443        $44,715
  Class B                     $46,729        $46,729
  Class C                     $46,752        $46,752
  Class I                     $48,274        $48,274

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/00

  INCEPTION DATE           1/31/1989                     1/27/1999                     1/27/1999             10/3/1996
   SHARE CLASS                 A                             B                             C                     I
                    WITHOUT          WITH         WITHOUT          WITH         WITHOUT          WITH
                  SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
  1 Year             24.47%         17.31%         23.48%         18.48%         23.47%         22.47%         25.08%
  5 Years            11.73%         10.42%         11.40%         11.13%         11.41%         11.41%         12.12%
  10 Years           16.85%         16.16%         16.67%         16.67%         16.68%         16.68%         17.05%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

  SHARE CLASS               A                             B                             C                     I
                 WITHOUT          WITH         WITHOUT          WITH         WITHOUT          WITH
               SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
  1 Year          19.38%         12.52%         18.42%         13.42%         18.48%         17.48%         19.94%
  5 Years         10.34%          9.04%         10.02%          9.74%         10.03%         10.03%         10.70%
  10 Years        16.03%         15.34%         15.86%         15.86%         15.87%         15.87%         16.22%

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (CDSC) of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Class I shares (institutional shares) are offered without sales charges or contingent deferred sales charges. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B, C and I share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

LIBERTY CONTRARIAN EQUITY FUND

INVESTMENT PORTFOLIO

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                       COMMON STOCKS - 97.5%                     VALUE
----------------                  ---------------------                 --------------
                              FINANCE, INSURANCE & REAL ESTATE - 13.3%
                                        DEPOSITORY INSTITUTIONS - 4.9%
      29,400        Banc One Corp. ...................................   $ 1,073,100
      43,800        First Union Corp. ................................     1,327,687
      88,000        U.S. Bancorp......................................     2,128,500
                                                                         -------------
                                                                           4,529,287
                                                                         -------------
                                             INSURANCE CARRIERS - 5.5%
      65,200        Ace, Ltd. ........................................     2,559,100
      11,100        Chubb Corp. ......................................       937,256
      23,300        MGIC Investment Corp. ............................     1,587,313
                                                                         -------------
                                                                           5,083,669
                                                                         -------------
                               NONDEPOSITORY CREDIT INSTITUTION - 2.9%
      18,600        Countrywide Credit Industries, Inc. ..............       696,337
      26,000        Fannie Mae........................................     2,002,000
                                                                         -------------
                                                                           2,698,337
                                                                         -------------
                                                 MANUFACTURING - 36.7%
                                                        APPAREL - 1.1%
      23,400        Liz Claiborne, Inc. ..............................       994,500
                                                                         -------------
                                    CHEMICALS & ALLIED PRODUCTS - 2.8%
      17,400        Biogen, Inc.(a)...................................     1,047,262
      37,500        Goodrich (B.F.) Co. ..............................     1,535,156
                                                                         -------------
                                                                           2,582,418
                                                                         -------------
                                       COMMUNICATIONS EQUIPMENT - 2.6%
     102,300        Lucent Technologies, Inc. ........................     2,384,868
                                                                         -------------
                              ELECTRONIC & ELECTRICAL EQUIPMENT - 1.5%
      55,600        Advanced Micro Devices, Inc. .....................     1,257,950
       8,800        Fairchild Semiconductor Corp.(a)..................       185,350
                                                                         -------------
                                                                           1,443,300
                                                                         -------------
                                        FOOD & KINDRED PRODUCTS - 6.9%
      93,200        Hormel Foods Corp. ...............................     1,566,925
      42,700        IBP, Inc. ........................................       878,019
      64,200        Philip Morris Companies, Inc. ....................     2,351,325
      73,000        Sara Lee Corp. ...................................     1,574,062
                                                                         -------------
                                                                           6,370,331
                                                                         -------------
                                 MACHINERY & COMPUTER EQUIPMENT - 4.5%
      56,300        Compaq Computer Corp. ............................     1,712,083
      38,800        Lexmark International Group, Inc.(a)..............     1,590,800
     198,100        Silicon Graphics, Inc.(a).........................       891,450
                                                                         -------------
                                                                           4,194,333
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN EQUITY FUND

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                     COMMON STOCKS (CONTINUED)                   VALUE
----------------                -------------------------               --------------
                                             MANUFACTURING (CONTINUED)
                              MEASURING & ANALYZING INSTRUMENTS - 4.8%
      39,000        Becton, Dickinson & Co. ..........................   $ 1,306,500
      42,800        Eastman Kodak Co. ................................     1,920,650
      34,150        KLA Instruments Corp.(a)..........................     1,154,697
                                                                         -------------
                                                                           4,381,847
                                                                         -------------
                                    MISCELLANEOUS MANUFACTURING - 1.8%
      29,600        Tyco International Ltd. ..........................     1,677,950
                                                                         -------------
                                             PETROLEUM REFINING - 2.9%
      61,000        USX-Marathon Group................................     1,658,438
      29,300        Unocal Corp. .....................................       999,862
                                                                         -------------
                                                                           2,658,300
                                                                         -------------
                                                  PRIMARY METAL - 2.7%
      86,700        Alcoa, Inc. ......................................     2,487,206
                                                                         -------------
                                               RUBBER & PLASTIC - 1.6%
      48,500        Newell Rubbermaid, Inc. ..........................       930,593
      14,500        Nike, Inc., Class B...............................       579,094
                                                                         -------------
                                                                           1,509,687
                                                                         -------------
                                       TRANSPORTATION EQUIPMENT - 3.5%
      50,800        DaimlerChrysler AG................................     2,331,720
      60,200        Delphi Automotive Systems Corp. ..................       944,387
                                                                         -------------
                                                                           3,276,107
                                                                         -------------
                                               MINING & ENERGY - 10.3%
                                  CRUDE PETROLEUM & NATURAL GAS - 5.2%
      35,036        Anadarko Petroleum Corp. .........................     2,244,056
      44,800        Burlington Resources, Inc. .......................     1,612,800
      47,200        Occidental Petroleum Corp. .......................       938,100
                                                                         -------------
                                                                           4,794,956
                                                                         -------------
                                       OIL & GAS FIELD SERVICES - 5.1%
      57,100        Baker Hughes, Inc. ...............................     1,962,812
     117,000        McDermott International, Inc. ....................     1,133,438
      21,100        Schlumberger Ltd. ................................     1,606,238
                                                                         -------------
                                                                           4,702,488
                                                                         -------------
                                                   RETAIL TRADE - 3.2%
                                                    FOOD STORES - 1.4%
      53,700        Albertson's, Inc. ................................     1,272,019
                                                                         -------------
                                                    RESTAURANTS - 1.8%
      74,900        Darden Restaurants, Inc. .........................     1,685,250
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN EQUITY FUND

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                     COMMON STOCKS (CONTINUED)                   VALUE
----------------                -------------------------               --------------
                                                      SERVICES - 17.2%
                                      COMPUTER RELATED SERVICES - 3.7%
       9,700        Ariba, Inc.(a)....................................   $ 1,225,838
      61,600        At Home Corp. Series A(a).........................       635,250
      36,200        Convergys Corp.(a)................................     1,576,963
                                                                         -------------
                                                                           3,438,051
                                                                         -------------
                                              COMPUTER SOFTWARE - 4.6%
       6,300        Akamai Technologies, Inc.(a)......................       321,300
      34,400        Microsoft Corp.(a)................................     2,369,300
      35,400        PeopleSoft, Inc.(a)...............................     1,544,878
                                                                         -------------
                                                                           4,235,478
                                                                         -------------
                 ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT - 1.0%
      34,500        Moody's Corp. ....................................       907,781
                                                                         -------------
                                                HEALTH SERVICES - 6.8%
     149,400        Healthsouth Corp.(a)..............................     1,792,800
      71,000        Health Management Associates, Inc.(a).............     1,406,688
      24,200        Tenet Healthcare Corp. ...........................       951,363
       6,500        United Healthcare Corp. ..........................       710,938
     125,000        WebMD Corp.(a)....................................     1,421,875
                                                                         -------------
                                                                           6,283,664
                                                                         -------------
                                              PERSONAL SERVICES - 1.1%
      21,500        FedEx Corp.(a)....................................     1,007,490
                                                                         -------------
                              TRANSPORTATION, COMMUNICATION, ELECTRIC,
                                       GAS & SANITARY SERVICES - 16.0%
                                             AIR TRANSPORTATION - 2.2%
      45,700        British Airways PLC...............................     2,027,938
                                                                         -------------
                                                   BROADCASTING - 2.5%
      56,500        Comcast Corp. Special Class A.....................     2,302,375
                                                                         -------------
                                         COMMUNICATION SERVICES - 1.9%
      70,400        Sprint Corp. .....................................     1,795,200
                                                                         -------------
                                                 COMMUNICATIONS - 0.5%
      13,598        MIPS Technologies, Inc.(a)........................       478,480
                                                                         -------------
                                              ELECTRIC SERVICES - 2.4%
      26,000        Duke Energy Corp. ................................     2,247,375
                                                                         -------------
                                              SANITARY SERVICES - 1.3%
      58,200        Waste Management, Inc. ...........................     1,164,000
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN EQUITY FUND

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                     COMMON STOCKS (CONTINUED)                   VALUE
----------------                -------------------------               --------------
   TRANSPORTATION, COMMUNICATION, ELECTRIC,
   GAS & SANITARY SERVICES (CONTINUED)
                                             TELECOMMUNICATIONS - 3.7%
      56,800        CenturyTel, Inc. .................................   $ 2,186,800
      49,100        WorldCom, Inc.(a).................................     1,166,125
                                                                         -------------
                                                                           3,352,925
                                                                         -------------
                                           WATER TRANSPORTATION - 1.5%
      56,500        Carnival Corp. ...................................     1,401,906
                                                                         -------------
                                                WHOLESALE TRADE - 0.8%
                                                  DURABLE GOODS - 0.8%
      22,100        Grainger (W.W.), Inc. ............................       705,819
                                                                         -------------
                                                   Total Common Stocks
                                              (cost of $74,248,645)(b)    90,075,335
                                                                         -------------

      PAR                      SHORT-TERM OBLIGATION - 3.1%
----------------               ----------------------------
  $2,844,000        Repurchase agreement with SBC Warburg Ltd., dated
                      10/31/00, due 11/01/00 at 6.570%, collateralized
                      by U.S. Treasury Notes with maturities to 2024,
                      market value $2,873,697 (repurchase proceeds
                      $2,844,519).....................................     2,844,000
                                                                         -------------
                                   OTHER ASSETS & LIABILITIES - (0.6%)      (544,250)
                                                                         -------------
                                                   NET ASSETS - 100.0%   $92,375,085
                                                                         -------------
                                                                         -------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing security.
(b) Cost for federal income tax purposes is $74,663,799.

See notes to financial statements.

LIBERTY CONTRARIAN BALANCED FUND

Liberty Contrarian Balanced Fund generated a total return of 17.18% during the twelve months ended October 31, 2000, based on Class A shares without a sales charge. This surpassed the 7.13% total return for the Lehman Brothers Government/ Corporate Bond Index and the 6.08% total return of the S&P 500. We attribute this strong performance to a realignment of the U.S. equity markets that gave value-style investing the upper hand for the first time in five years and to the continued strong performance of our fixed income team.

FUND BENEFITED FROM A "CONTRARIAN'S MARKET"

Following a strong surge in "new economy" stocks between November 1999 and March 2000, the U.S. equity markets fell into disarray. The torrid pace of economic growth, the continued threat of higher inflation, and a falloff in corporate earnings collided in the early spring, halting the bull market in its tracks. Investors sought havens in lower-priced stocks and companies with histories of stable earnings, and undervalued market sectors such as energy and healthcare returned to favor with investors.

Among the strongest contributors to the Fund's performance were energy companies Anadarko Petroleum, Schlumberger, and Baker Hughes (1.3%, 0.9% and 1.1% of net assets, respectively); and healthcare providers HealthSouth, United Healthcare and Health Management Associates (1.2%, 0.5% and 0.9% of net assets, respectively).

CONTINUED UNCERTAINTY MADE TECHNOLOGY "AFFORDABLE" FOR THE FUND

As the year progressed, the economic picture grew murkier. A shortage of oil and gas reserves kept the specter of higher inflation alive. Investors also increasingly focused on corporate earnings forecasts, moving swiftly from one sector to the next in search of growth opportunities. This rotation provided us many opportunities to invest in out-of-favor, reasonably priced stocks. We found several areas where market sentiment had turned negative but catalysts for positive change were obvious. For instance, following the spring technology selloff, we invested in several technology companies with outstanding potential. A number of these, including PeopleSoft (0.9% of net assets), recovered sufficiently to rank among the top contributors to the Fund's performance. Late in the period, PeopleSoft introduced a new generation of its core enterprise management software that met with high demand from its large, well-established client base.

A VOLATILE YEAR IN THE BOND MARKET

Fears of inflation and contradictory economic reports caused significant volatility in the bond market during the period. The Federal Reserve did increase interest rates in both November and December by .25% in an attempt to slow economic growth and mitigate inflationary pressures. Indeed, fourth quarter Gross Domestic Production was very strong and the U.S. economy entered 2000 with significant momentum.

LIBERTY CONTRARIAN BALANCED FUND

As contrarians, we viewed this as an opportunity. We believed that higher interest rates would ultimately prove positive for fixed income securities -- rate hikes tend to slow growth and thereby lessen inflationary prospects. As the specter of higher inflation fades, bonds generally rally, and the gains are typically largest for long-term securities. Anticipating lower rates, we added longer-term U.S. Treasury bonds to the Fund in both December and January as yields rose to their peak levels for the period.

Contrarian investing has rewarded shareholders this year as yields on 10-year U.S. Treasury notes fell. There are many reasons for the declining yields, and we will highlight a few for you. One, the Federal Reserve continued to increase interest rates in 2000 to ensure a more desirable outcome of slower growth with less inflation. Secondly, growing budget surpluses improved the likelihood that the supply of Treasury debt will be reduced going forward. In addition, significant stock market volatility and the decline of equity indices have bolstered demand for fixed income products. Lastly, the market has witnessed signs of slowing employment growth, soft retail sales and weakening within key sectors of our economy.

Gains in the Treasury holdings were partially offset by declining prices in the corporate bond sector. This decline was mitigated to some extent by the Funds' emphasis on higher-quality issuers. The higher yield afforded to shareholders for owning corporate bonds versus Treasuries increases current income. However, corporate securities have underperformed their Treasury counterparts as a slowing economy increases prospects for slowing corporate earnings growth, thereby reducing the perceived strength and ability of the issuer to meet its debt obligations.

NEW CHARACTER FOR THE FUND

Recently, the Fund's Board of Trustees approved a proposal to reorganize the Fund into the Liberty Contrarian Equity Fund (the Acquiring Fund), which invests primarily in mid- and large-cap contrarian stocks. This move is being taken to increase the size of the assets under management, thereby lowering the expense ratio of the Fund. If shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Liberty Contrarian Equity Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting

LIBERTY CONTRARIAN BALANCED FUND

to be held on December 27, 2000. If approved, the reorganization is proposed to take place in January 2001.


/s/ Garth R. Nisbet, CFA              /s/ John E. Maack, Jr., CFA
  Garth R. Nisbet, CFA                John E. Maack, Jr., CFA

/s/ Paul C. Rocheleau                 /s/ Robert E. Anton
  Paul C. Rocheleau                   Robert E. Anton

                                      /s/ Jeffrey D. Huffman, CFA
                                      Jeffrey D. Huffman, CFA

The Fund's Board of Trustees has approved a proposal to reorganize the Fund into the Liberty Contrarian Equity Fund (the Acquiring Fund). This proposal has been submitted to the shareholders of the Fund. If shareholders approve the proposal, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting to be held on December 27, 2000. If approved, the reorganization is proposed to take place in January 2001.

------------------------
The value and returns of your investment may be affected by stock market fluctuations. Investing in stocks may include liquidity risk as well. Changes in interest rates, changes in the financial strength of issuers of lower-rated bonds, and foreign, political and economic developments may affect Fund performance.

LIBERTY CONTRARIAN BALANCED FUND

PERFORMANCE INFORMATION

 LIBERTY CONTRARIAN BALANCED FUND INVESTMENT PERFORMANCE VS. STANDARD & POOR'S
       500 INDEX AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
               Change in Value of $10,000 from 10/31/90-10/31/00
                 Class A Shares, With and Without Sales Charge

                                                                                                               LEHMAN BROTHERS
                                         FUND WITHOUT SALES      FUND WITH SALES                             GOVERNMENT/CORPORATE
                                               CHARGE                 CHARGE                S&P 500               BOND INDEX
                                         ------------------      ---------------            -------          --------------------
10/31/1990                                    10390.00               9896.48                10645.00               10218.00
12/31/1990                                    10666.40              10159.70                10940.90               10372.30
01/31/1991                                    11081.30              10554.90                11415.80               10488.50
02/28/1991                                    11533.40              10985.60                12230.80               10578.70
03/31/1991                                    11588.80              11038.30                12526.80               10651.70
04/30/1991                                    11719.70              11163.00                12556.90               10774.20
05/31/1991                                    11997.50              11427.60                13096.80               10823.70
06/30/1991                                    11641.20              11088.20                12497.00               10811.80
07/31/1991                                    11926.40              11359.90                13079.40               10947.00
08/31/1991                                    12308.00              11723.40                13388.00               11198.70
09/30/1991                                    12319.10              11733.90                13164.50               11432.80
10/31/1991                                    12455.80              11864.20                13340.90               11534.50
11/30/1991                                    12229.10              11648.20                12804.60               11649.90
12/31/1991                                    12929.90              12315.70                14266.80               12042.50
01/31/1992                                    13051.40              12431.50                14001.50               11864.20
02/29/1992                                    13354.20              12719.90                14182.10               11927.10
03/31/1992                                    13250.00              12620.70                13907.00               11861.50
04/30/1992                                    13370.60              12735.50                14314.40               11932.70
05/31/1992                                    13523.00              12880.70                14384.60               12164.20
06/30/1992                                    13475.70              12835.60                14170.30               12341.80
07/31/1992                                    13932.50              13270.70                14748.40               12657.80
08/31/1992                                    13755.60              13102.20                14447.50               12770.40
09/30/1992                                    13967.40              13304.00                14618.00               12945.40
10/31/1992                                    13858.50              13200.20                14667.70               12747.30
11/30/1992                                    14285.30              13606.80                15166.40               12737.10
12/31/1992                                    14508.20              13819.00                15353.00               12954.90
01/31/1993                                    14899.90              14192.10                15481.90               13237.30
02/28/1993                                    15034.00              14319.90                15692.50               13512.60
03/31/1993                                    15255.00              14530.40                16023.60               13558.60
04/30/1993                                    15352.60              14623.40                15635.80               13663.00
05/31/1993                                    15757.90              15009.40                16053.30               13656.20
06/30/1993                                    15794.20              15044.00                16099.90               13966.20
07/31/1993                                    15776.80              15027.40                16035.50               14055.50
08/31/1993                                    16283.20              15509.80                16643.20               14378.80
09/30/1993                                    16270.20              15497.40                16515.10               14429.10
10/31/1993                                    16756.70              15960.70                16856.90               14488.30
11/30/1993                                    16843.80              16043.70                16696.80               14324.60
12/31/1993                                    17147.00              16332.50                16898.80               14387.60
01/31/1994                                    17582.50              16747.40                17473.40               14603.40
02/28/1994                                    17491.10              16660.30                16999.80               14285.10
03/31/1994                                    16809.00              16010.50                16260.30               13935.10
04/30/1994                                    16866.10              16065.00                16468.50               13819.40
05/31/1994                                    16893.10              16090.70                16736.90               13794.60
06/30/1994                                    16575.50              15788.20                16326.90               13762.80
07/31/1994                                    17167.20              16351.80                16862.40               14038.10
08/31/1994                                    17551.80              16718.10                17552.10               14043.70
09/30/1994                                    17153.40              16338.60                17123.80               13831.60
10/31/1994                                    17203.10              16386.00                17507.30               13816.40
11/30/1994                                    16869.40              16068.10                16870.10               13791.60
12/31/1994                                    17004.30              16196.60                17119.80               13882.60
01/31/1995                                    17085.90              16274.40                17563.20               14149.10
02/28/1995                                    17660.00              16821.20                18246.40               14477.40
03/31/1995                                    18066.20              17208.10                18784.60               14574.40
04/30/1995                                    18308.30              17438.70                19336.90               14778.40
05/31/1995                                    18716.60              17827.60                20108.40               15397.60
06/30/1995                                    19053.50              18148.40                20575.00               15520.80
07/31/1995                                    19446.00              18522.30                21256.00               15460.30
08/31/1995                                    19601.60              18670.50                21309.10               15658.20
09/30/1995                                    19742.70              18804.90                22208.40               15817.90
10/31/1995                                    19440.60              18517.20                22128.40               16050.40
11/30/1995                                    20325.20              19359.70                23097.70               16315.20
12/31/1995                                    20441.00              19470.10                23543.40               16555.10
01/31/1996                                    20516.70              19542.10                24343.90               16657.70
02/29/1996                                    20157.60              19200.10                24570.30               16304.60
03/31/1996                                    20437.80              19467.00                24806.20               16167.60
04/30/1996                                    20773.00              19786.30                25170.80               16056.10
05/31/1996                                    20725.20              19740.80                25817.70               16028.80
06/30/1996                                    20553.20              19576.90                25915.80               16242.00
07/31/1996                                    19864.70              18921.10                24770.40               16279.30
08/31/1996                                    20478.50              19505.80                25293.00               16238.60
09/30/1996                                    21076.40              20075.30                26714.50               16527.70
10/31/1996                                    21183.90              20177.70                27451.80               16912.80
11/30/1996                                    21991.00              20946.50                29524.40               17223.90
12/31/1996                                    21839.30              20801.90                28939.80               17032.80
01/31/1997                                    22009.70              20964.20                30745.70               17053.20
02/28/1997                                    21959.00              20916.00                30988.60               17089.00
03/31/1997                                    21438.60              20420.30                29718.00               16885.70
04/30/1997                                    21644.40              20616.30                31489.20               17132.20
05/31/1997                                    23166.00              22065.60                33413.20               17291.50
06/30/1997                                    23976.80              22837.90                34900.10               17499.00
07/31/1997                                    25271.60              24071.20                37674.70               18034.50
08/31/1997                                    24915.20              23731.80                35564.90               17832.50
09/30/1997                                    25951.70              24719.00                37510.30               18112.50
10/31/1997                                    25546.90              24333.40                36257.40               18402.30
11/30/1997                                    25666.90              24447.80                37936.20               18499.80
12/31/1997                                    26028.80              24792.50                38588.70               18694.00
01/31/1998                                    26093.90              24854.40                39013.10               18957.60
02/28/1998                                    27150.70              25861.10                41826.00               18919.70
03/31/1998                                    27913.70              26587.80                43967.50               18978.40
04/30/1998                                    27966.70              26638.30                44415.90               19073.30
05/31/1998                                    27180.80              25889.70                43652.00               19277.30
06/30/1998                                    26688.80              25421.10                45424.30               19474.00
07/31/1998                                    25290.40              24089.10                44942.80               19489.60
08/31/1998                                    22736.00              21656.10                38448.50               19869.60
09/30/1998                                    23963.80              22825.50                40913.10               20437.90
10/31/1998                                    25370.40              24165.30                44235.20               20292.80
11/30/1998                                    25626.70              24409.40                46915.90               20414.50
12/31/1998                                    25980.30              24746.30                49618.20               20465.60
01/31/1999                                    25980.30              24746.30                51692.30               20610.90
02/28/1999                                    24819.00              23640.10                50084.70               20120.30
03/31/1999                                    26360.30              25108.20                52088.00               20220.90
04/30/1999                                    28255.60              26913.40                54103.90               20271.50
05/31/1999                                    28357.30              27010.30                52827.00               20062.70
06/30/1999                                    28952.80              27577.60                55748.30               20000.50
07/31/1999                                    28133.40              26797.10                54014.60               19944.50
08/31/1999                                    27396.30              26095.00                53744.50               19928.50
09/30/1999                                    26711.40              25442.70                52271.90               20107.90
10/31/1999                                    26441.70              25185.70                55580.70               20160.20
11/30/1999                                    27166.20              25875.80                56709.00               20148.10
12/31/1999                                    27581.80              26271.70                60043.50               20025.20
01/31/2000                                    27112.90              25825.00                57029.30               20019.20
02/29/2000                                    26443.20              25187.20                55951.40               20269.40
03/31/2000                                    28577.20              27219.80                61423.50               20563.30
04/30/2000                                    28825.80              27456.60                59574.60               20462.50
05/31/2000                                    29027.60              27648.80                58353.40               20444.10
06/30/2000                                    29431.10              28033.10                59788.90               20861.20
07/31/2000                                    29339.80              27946.20                58856.10               21082.30
08/31/2000                                    30812.70              29349.10                62511.10               21379.60
09/30/2000                                    30458.30              29011.60                59210.50               21460.80
10/31/2000                                    30981.00              29510.00                58993.20               21598.50

The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.
 CHANGE IN VALUE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 10/31/90-10/31/00

                              WITHOUT          WITH
                            SALES CHARGE   SALES CHARGE
  Class A                     $30,981        $29,510
  Class B                     $30,528        $30,528
  Class C                     $30,573        $30,573
  Class I                     $31,461        $31,461

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/00

  INCEPTION DATE           1/31/1989                     1/27/1999                     1/27/1999             10/28/1996
  SHARE CLASS                  A                             B                             C                     I
                    WITHOUT          WITH         WITHOUT          WITH         WITHOUT          WITH
                  SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
  1 Year             17.18%         11.61%         16.14%         11.14%         16.31%         15.31%         17.61%
  5 Years             9.77%          8.71%          9.45%          9.17%          9.48%          9.48%         10.11%
  10 Years           11.97%         11.43%         11.81%         11.81%         11.82%         11.82%         12.14%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

  SHARE CLASS                  A                             B                             C                     I
                    WITHOUT          WITH         WITHOUT          WITH         WITHOUT          WITH
                  SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
  1 Year             14.04%          8.62%         13.02%          8.02%         13.19%         12.19%         14.54%
  5 Years             9.06%          8.00%          8.75%          8.48%          8.79%          8.79%          9.39%
  10 Years           11.67%         11.12%         11.51%         11.51%         11.53%         11.53%         11.84%

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (CDSC) of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Class I shares (institutional shares) are offered without sales charges or contingent deferred sales charges. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B, C and I share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

LIBERTY CONTRARIAN BALANCED FUND

INVESTMENT PORTFOLIO

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                       COMMON STOCKS - 56.4%                     VALUE
----------------                  ---------------------                 --------------
  FINANCE, INSURANCE & REAL ESTATE - 7.5%
DEPOSITORY INSTITUTIONS - 2.8%
        7,200       Banc One Corp. ...................................   $   262,800
       10,800       First Union Corp. ................................       327,375
       23,800       U.S. Bancorp......................................       575,662
                                                                         -------------
                                                                           1,165,837
                                                                         -------------
INSURANCE CARRIERS - 3.1%
       16,700       Ace, Ltd..........................................       655,475
        3,000       Chubb Corp........................................       253,312
        5,600       MGIC Investment Corp..............................       381,500
                                                                         -------------
                                                                           1,290,287
                                                                         -------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.6%
        4,400       Countrywide Credit Industries, Inc. ..............       164,725
        6,400       Fannie Mae........................................       492,800
                                                                         -------------
                                                                             657,525
                                                                         -------------
MANUFACTURING - 21.2%
APPAREL - 0.6%
        5,600       Liz Claiborne, Inc. ..............................       238,000
                                                                         -------------
CHEMICALS & ALLIED PRODUCTS - 1.5%
        4,200       Biogen, Inc. .....................................       252,787
        9,000       Goodrich (B.F.) Co. ..............................       368,437
                                                                         -------------
                                                                             621,224
                                                                         -------------
COMMUNICATIONS EQUIPMENT - 1.6%
       28,000       Lucent Technologies, Inc. ........................       652,750
                                                                         -------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 1.0%
       15,100       Advanced Micro Devices, Inc. .....................       341,637
        2,400       Fairchild Semiconductor Corp.(a)..................        50,550
                                                                         -------------
                                                                             392,187
                                                                         -------------
FOOD & KINDRED PRODUCTS - 4.1%
       22,300       Hormel Foods Corp. ...............................       374,919
       10,200       IBP, Inc. ........................................       209,737
       15,400       Philip Morris Companies, Inc. ....................       564,025
       24,700       Sara Lee Corp. ...................................       532,594
                                                                         -------------
                                                                           1,681,275
                                                                         -------------
MACHINERY & COMPUTER EQUIPMENT - 2.6%
       14,800       Compaq Computer Corp. ............................       450,068
       10,100       Lexmark International Group, Inc.(a)..............       414,100
       47,500       Silicon Graphics, Inc.(a).........................       213,750
                                                                         -------------
                                                                           1,077,918
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN BALANCED FUND

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                     COMMON STOCKS (CONTINUED)                   VALUE
----------------                -------------------------               --------------
  MEASURING & ANALYZING INSTRUMENTS - 2.6%
        9,600       Becton, Dickinson & Co. ..........................   $   321,600
        9,600       Eastman Kodak Co. ................................       430,800
        9,350       KLA Instruments Corp.(a)..........................       316,147
                                                                         -------------
                                                                           1,068,547
                                                                         -------------
MISCELLANEOUS MANUFACTURING - 1.0%
        7,100       Tyco International Ltd. ..........................       402,481
                                                                         -------------
PETROLEUM REFINING - 1.6%
       15,400       USX-Marathon Group................................       418,687
        7,000       Unocal Corp. .....................................       238,875
                                                                         -------------
                                                                             657,562
                                                                         -------------
PRIMARY METAL - 1.4%
       20,800       Alcoa, Inc. ......................................       596,700
                                                                         -------------
RUBBER & PLASTIC - 1.3%
       19,000       Newell Rubbermaid, Inc. ..........................       364,562
        3,900       Nike, Inc., Class B...............................       155,756
                                                                         -------------
                                                                             520,318
                                                                         -------------
TRANSPORTATION EQUIPMENT - 1.9%
       12,200       Daimler Chrysler AG...............................       559,980
       14,800       Delphi Automotive Systems Corp. ..................       232,175
                                                                         -------------
                                                                             792,155
                                                                         -------------
MINING & ENERGY - 5.5%
CRUDE PETROLEUM & NATURAL GAS - 2.8%
        8,356       Anadarko Petroleum Corp. .........................       535,202
       11,000       Burlington Resources, Inc. .......................       396,000
       11,700       Occidental Petroleum Corp. .......................       232,538
                                                                         -------------
                                                                           1,163,740
                                                                         -------------
OIL & GAS FIELD SERVICES - 2.7%
       13,600       Baker Hughes, Inc. ...............................       467,500
       28,000       McDermott International, Inc. ....................       271,250
        5,100       Schlumberger Ltd. ................................       388,238
                                                                         -------------
                                                                           1,126,988
                                                                         -------------
RETAIL TRADE - 1.9%
FOOD STORES - 0.8%
       14,500       Albertson's, Inc. ................................       343,469
                                                                         -------------
RESTAURANTS - 1.1%
       19,700       Darden Restaurants, Inc. .........................       443,250
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN BALANCED FUND

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                     COMMON STOCKS (CONTINUED)                   VALUE
----------------                -------------------------               --------------
  SERVICES - 10.3%
COMPUTER RELATED SERVICES - 2.4%
        2,700       Ariba, Inc.(a)....................................   $   341,213
       21,700       At Home Corp. Series A(a).........................       223,781
        9,400       Convergys Corp.(a)................................       409,488
                                                                         -------------
                                                                             974,482
                                                                         -------------
COMPUTER SOFTWARE - 2.7%
        1,700       Akamai Technologies, Inc.(a)......................        86,700
        9,400       Microsoft Corp.(a)................................       647,425
        8,400       PeopleSoft, Inc.(a)...............................       366,581
                                                                         -------------
                                                                           1,100,706
                                                                         -------------
                 ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT - 0.6%
        9,300       Moody's Corp. ....................................       244,706
                                                                         -------------
                                                HEALTH SERVICES - 4.0%
       40,600       Healthsouth Corp.(a)..............................       487,200
       19,300       Health Management Associates, Inc.(a).............       382,381
        6,400       Tenet Healthcare Corp. ...........................       251,600
        1,700       United Healthcare Corp. ..........................       185,937
       29,200       WebMD Corp.(a) ...................................       332,150
                                                                         -------------
                                                                           1,639,268
                                                                         -------------
PERSONAL SERVICES - 0.6%
        5,700       FedEx Corp.(a)....................................       267,102
                                                                         -------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICE - 9.5%
AIR TRANSPORTATION - 1.2%
       10,900       British Airways PLC...............................       483,688
                                                                         -------------
BROADCASTING - 1.5%
       15,600       Comcast Corp., Special Class A....................       635,700
                                                                         -------------
COMMUNICATION SERVICES - 1.2%
       19,300       Sprint Corp. .....................................       492,150
                                                                         -------------
COMMUNICATIONS - 0.3%
        3,201       MIPS Technologies, Inc.(a)........................       112,635
                                                                         -------------
ELECTRIC SERVICES - 1.6%
        7,200       Duke Energy Corp. ................................       622,350
                                                                         -------------
SANITARY SERVICES - 0.7%
       14,500       Waste Management, Inc. ...........................       290,000
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN BALANCED FUND

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                     COMMON STOCKS (CONTINUED)                   VALUE
----------------                -------------------------               --------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICE (CONTINUED)
  TELECOMMUNICATIONS - 2.1%
       14,000       CenturyTel, Inc. .................................   $   539,000
       13,100       WorldCom, Inc.(a).................................       311,125
                                                                         -------------
                                                                             850,125
                                                                         -------------
WATER TRANSPORTATION - 0.9%
       15,500       Carnival Corp. ...................................       384,594
                                                                         -------------
WHOLESALE TRADE - 0.5%
DURABLE GOODS - 0.5%
        6,100       Grainger (W.W.), Inc. ............................       194,819
                                                                         -------------
                                                    Total Common Stock
                                                 (cost of $19,103,042)    23,184,538
                                                                         -------------
     PAR             U.S. GOVERNMENT & AGENCY OBLIGATIONS - 22.3%
----------------    --------------------------------------------------
                               U.S. GOVERNMENT AGENCIES
                    Federal Home Loan Mortgage Corp.:
   $1,728,939       7.000% 2025-2027..................................     1,701,916
      459,700       7.500% 9/1/25.....................................       458,694
      580,953       8.000% 6/1/26.....................................       587,303
      285,930       9.000% 4/1/17.....................................       293,167
       20,209       9.250% 11/1/16....................................        20,771
                                                                         -------------
                                                                           3,061,851
                                                                         -------------
                    Federal National Mortgage Association,
      200,000       8.250% 12/18/00...................................       200,282
                                                                         -------------
                    Government National Mortgage Association:
      586,979       6.500% 11/15/28...................................       566,617
      697,502       7.000% 12/15/27...................................       687,695
    1,609,884       7.000% 2027-2028..................................     1,586,734
                                                                         -------------
                                                                           2,841,046
                                                                         -------------
                    U.S. Treasury Bonds:
       15,000       5.500% 8/15/28....................................        14,105
      500,000       6.250% 5/15/30....................................       532,500
      125,000       6.375% 8/15/27....................................       131,739
      150,000       6.750% 8/15/26....................................       165,141
                                                                         -------------
                                                                             843,485
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN BALANCED FUND

OCTOBER 31, 2000
      PAR                                                                   VALUE
----------------    --------------------------------------------------  --------------
                   U.S. GOVERNMENT & AGENCY OBLIGATIONS (CONTINUED)
                    U.S. Treasury Notes:
     $400,000       5.875% 11/15/04...................................   $   400,376
    1,795,000       6.125% 8/15/29....................................     1,858,938
                                                                         -------------
                                                                           2,259,314
                                                                         -------------
                            Total U.S. Government & Agency Obligations
                                                  (cost of $8,957,664)     9,205,978
                                                                         -------------
                     CORPORATE FIXED INCOME BONDS & NOTES - 15.8%
--------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 5.4%
INSURANCE CARRIERS - 2.4%
      400,000       Conseco, Inc.,
                    7.875% 12/15/00...................................       396,000
      630,000       Lincoln National Corp.,
                    6.500% 3/15/08....................................       580,992
                                                                         -------------
                                                                             976,992
                                                                         -------------
NONDEPOSITORY CREDIT INSTITUTIONS - 1.6%
      655,000       General Motors Acceptance Corp.,
                    9.000% 10/15/02...................................       678,580
                                                                         -------------
SECURITY BROKERS & DEALERS - 1.4%
      580,000       Bear Stearns Cos., Inc.,
                    6.875% 10/1/05....................................       563,708
                                                                         -------------
MANUFACTURING - 4.1%
CHEMICALS & ALLIED PRODUCTS - 0.1%
       20,000       E.I. DuPont De Nemours & Co.,
                    8.250% 9/15/06....................................        21,090
                                                                         -------------
FABRICATED METAL - 1.3%
      550,000       Snap-on, Inc.,
                    6.625% 10/1/05....................................       543,565
                                                                         -------------
FOOD & KINDRED PRODUCTS - 1.3%
      550,000       Anheuser Busch Cos., Inc.,
                    7.000% 9/1/05.....................................       546,810
                                                                         -------------
RUBBER & PLASTIC - 0.7%
      300,000       Premark International, Inc.,
                    6.875% 11/15/08...................................       293,559
                                                                         -------------
STONE, CLAY, GLASS & CONCRETE - 0.7%
      400,000       Owens-Illinois, Inc.,
                    7.350% 5/15/08....................................       280,000
                                                                         -------------
RETAIL TRADE - 0.1%
GENERAL MERCHANDISE STORES - 0.1%
       30,000       Wal-Mart Stores, Inc.,
                    8.000% 9/15/06....................................        31,514
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN BALANCED FUND

OCTOBER 31, 2000
      PAR                                                                   VALUE
----------------    --------------------------------------------------  --------------
                   CORPORATE FIXED INCOME BONDS & NOTES (CONTINUED)
                   ------------------------------------------------
  TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICE - 6.2%
ELECTRIC SERVICES - 0.5%
     $200,000       PacifiCorp,
                    6.375% 5/15/08....................................   $   186,012
                                                                         -------------
TELECOMMUNICATION - 5.7%
      650,000       CBS Corp.,
                    7.150% 5/20/05....................................       648,460
      590,000       GTE South, Inc.,
                    6.000% 2/15/08....................................       543,077
      550,000       SBC Communications, Inc.,
                    6.250% 3/1/05.....................................       535,717
      660,000       US West Communications,
                    6.625% 9/15/05....................................       639,949
                                                                         -------------
                                                                           2,367,203
                                                                         -------------
WHOLESALE TRADE - 0.0%
NONDURABLE GOODS - 0.0%
       30,000       Sysco Corp.,
                    7.000% 5/1/06.....................................        29,898
                                                                         -------------
                            Total Corporate Fixed Income Bonds & Notes
                                                  (cost of $6,951,354)     6,518,931
                                                                         -------------
ASSET-BACKED SECURITIES - 1.2%
      494,883       Green Tree Financial Corp., Series 1997-7, Class
                    A-5, 6.540%, 7/15/19..............................       490,458
                                                                         -------------
                                                    (cost of $494,758)
                                                     Total Investments
                                              (cost of $35,506,818)(b)    39,399,905
                                                                         -------------
                               SHORT-TERM OBLIGATION - 4.3%
                    --------------------------------------------------
    1,769,000       Repurchase Agreement with SBC Warburg Ltd., dated
                      10/31/00, due 11/01/00 at 6.570%, collateralized
                      by U.S. Treasury Notes with maturities to 2024,
                      market value $1,787,472 (repurchase proceeds
                      $1,769,323).....................................     1,769,000
                                                                         -------------
                                OTHER ASSETS & LIABILITIES, NET - 0.0%        15,647
                                                                         -------------
                                                   NET ASSETS - 100.0%   $41,184,552
                                                                         -------------
                                                                         -------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing security.
(b) Cost for federal income tax purposes is $35,621,129.

See notes to financial statements.

LIBERTY CONTRARIAN SMALL-CAP FUND

FUND OUTPERFORMED THE MARKET AND ITS PEER GROUP

We are pleased to inform you that Liberty Contrarian Small-Cap Fund outperformed its benchmark for the 12 months ended October 31, 2000. Market trends treated small-company stocks and value investing kindly, helping the Fund to achieve a one-year total return of 42.44%, on Class A shares without sales charge. The Fund significantly outperformed the Russell 2000 Index which posted a one year return of 17.41%.

A RESURGENCE IN SMALL-CAP VALUE STOCKS

After trailing the market for several years, small-cap stocks made a strong comeback in the latter part of 1999 and early 2000. This resurgence was in part due to a declining interest in large-cap growth stocks and the significant undervaluation of small cap companies. Compared to large-company stocks, small caps as a group remained relatively inexpensive, while those in some economic sectors could still be considered outright bargains. The evidence of this is the significant increase in merger and acquisition activity among small-cap stocks. During the second half of the fiscal year, this sustained investor interest helped to revitalize small-cap value stocks, especially in areas like energy and healthcare.

FUND POSTED GAINS IN MANY SECTORS

Liberty Contrarian Small-Cap Fund chalked up gains in holdings from a wide variety of industries. Leading the contributors to performance was Oakley, Inc. (2.6% of net assets), a manufacturer of athletic eyewear, footgear and clothing that we had purchased at a time when problems with its footwear line had adversely affected operating results. Good decisions by management turned losses in the footwear line into profits during the past year and returned the stock to favor with investors. As contrarians, we reduced our position once others began to pay close attention to the stock, pushing its price past our target level.

Also contributing strongly to Fund performance were Coventry Health Care Inc. (2.1% of net assets) and Mid Atlantic Medical Services Inc. (1.9% of net assets). For several years, healthcare stocks languished as inefficiency cut into profits for HMOs and hospitals and the federal government cut back on its financial support for programs such as Medicare. With the federal budget surplus at a record level, Congress put funds back into the system, helping the industry toward recovery.

FUND BOUGHT TECHNOLOGY WHILE OTHERS SOLD

Just as important to results were our investments in technology companies like Mentor Graphics Corp. (1.8% of net assets), creator of software tools used to design semiconductor chips, aircraft and other products; and Sitel Corp. (0.7% of net assets), providers of customer relations management software used at inbound-call service centers. By focusing on businesses that provide hardware, software and components to other companies, rather than on the volatile consumer-oriented "dot-com" operations, we missed out on the extraordinary gains of Internet-related

LIBERTY CONTRARIAN SMALL-CAP FUND

companies prior to March 2000. We also avoided the worst of the price deflation that immediately followed. Many of the Fund's business-to-business tech stocks held their ground in the volatility that has shaken the sector since spring.

In keeping with our contrarian approach to the market, we viewed investors' skepticism about dot-com companies during the second half of the fiscal year as an opportunity to buy out-of-favor e-commerce stocks. And, as always, we continued to look for newly emerging technologies, fresh ideas and innovations to existing technology that still fly too low to appear on the radar screen of most investors. For instance, we invested in MedicaLogic (0.9% of net assets), a company with a technology to meet the growing demand for digitized medical records.

SMALL CAPS ARE STILL A "BEST BUY"

For six years, large caps charged ahead of their small-cap brethren, opening up an enormous gap in valuation. Although the past year started the process of closing the breach, we believe that small-company stocks are still rather undervalued. At the same time, innovations like the Internet that drove the large-cap technology companies to the forefront of the markets have lost some of their steam, and bellwether stocks like Cisco and Microsoft may well slow, especially if the U.S. and global economies lose speed. Thus, we anticipate that investors looking for reasonably priced opportunities for capital appreciation may continue to favor small-company stocks, which would bode well for the Fund.


/s/ James E. Crabbe                /s/ John W. Johnson, CFA
James E. Crabbe                    John W. Johnson, CFA

The Fund's Board of Trustees has approved a proposal to reorganize the Fund into the Liberty Special Fund (the Acquiring Fund). This proposal has been submitted to the shareholders of the Fund. If shareholders approve the proposal, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting to be held on December 27, 2000. If approved, the reorganization is proposed to take place in January 2001.

------------------------
Investing in small-company stocks may present special risk, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

LIBERTY CONTRARIAN SMALL-CAP FUND

PERFORMANCE INFORMATION

                    LIBERTY CONTRARIAN SMALL CAP INVESTMENT
                     PERFORMANCE VS. THE RUSSELL 2000 INDEX
                Change in Value of $10,000 from 2/26/96-10/31/00
                 Class A Shares, With and Without Sales Charge

                                                FUND WITHOUT SALES CHARGE    FUND WITH SALES CHARGE        RUSSELL 2000 INDEX
                                                -------------------------    ----------------------        ------------------
02/26/1996                                              10538.00                     9932.10                    10204.00
04/30/1996                                              11025.90                    10391.90                    10749.90
05/31/1996                                              11215.60                    10570.70                    11173.50
06/30/1996                                              11105.60                    10467.10                    10714.20
07/31/1996                                              10756.90                    10138.40                     9778.90
08/31/1996                                              11065.60                    10429.40                    10347.00
09/30/1996                                              11015.90                    10382.40                    10751.60
10/31/1996                                              10976.20                    10345.10                    10586.00
11/30/1996                                              11345.00                    10692.70                    11022.20
12/31/1996                                              11872.50                    11189.90                    11311.00
01/31/1997                                              12215.70                    11513.30                    11537.20
02/28/1997                                              12296.30                    11589.20                    11258.00
03/31/1997                                              12205.30                    11503.50                    10726.60
04/30/1997                                              12255.30                    11550.60                    10756.60
05/31/1997                                              13386.50                    12616.80                    11952.80
06/30/1997                                              13991.60                    13187.10                    12465.50
07/31/1997                                              14628.20                    13787.10                    13045.20
08/31/1997                                              15394.70                    14509.50                    13343.90
09/30/1997                                              16484.60                    15536.80                    14320.70
10/31/1997                                              15625.80                    14727.30                    13692.00
11/30/1997                                              14747.60                    13899.60                    13603.00
12/31/1997                                              14974.70                    14113.70                    13841.10
01/31/1998                                              14232.00                    13413.60                    13622.40
02/28/1998                                              15273.80                    14395.50                    14629.10
03/31/1998                                              15307.40                    14427.20                    15231.80
04/30/1998                                              15662.50                    14761.90                    15315.60
05/31/1998                                              14444.00                    13613.40                    14490.10
06/30/1998                                              13801.20                    13007.60                    14520.50
07/31/1998                                              11717.20                    11043.50                    13344.30
08/31/1998                                               8458.70                     7972.30                    10752.90
09/30/1998                                               9378.90                     8839.70                    11594.80
10/31/1998                                               9590.00                     9038.60                    12067.90
11/30/1998                                               9889.20                     9320.60                    12700.20
12/31/1998                                              10168.10                     9583.40                    13486.40
01/31/1999                                              10156.90                     9572.90                    13665.80
02/28/1999                                               9175.70                     8648.10                    12558.80
03/31/1999                                               8740.80                     8238.20                    12754.70
04/30/1999                                               9732.90                     9173.30                    13897.60
05/31/1999                                              10356.80                     9761.30                    14100.50
06/30/1999                                              10658.10                    10045.30                    14737.80
07/31/1999                                              10780.70                    10160.80                    14334.00
08/31/1999                                              10401.20                     9803.20                    13803.60
09/30/1999                                              10289.90                     9698.30                    13806.40
10/31/1999                                               9063.40                     8542.20                    13861.60
11/30/1999                                              10312.30                     9719.40                    14689.20
12/31/1999                                              11193.00                    10549.40                    16352.00
01/31/2000                                              11148.20                    10507.20                    16088.70
02/29/2000                                              12441.40                    11726.00                    18745.00
03/31/2000                                              12886.80                    12145.80                    17509.70
04/30/2000                                              12229.60                    11526.40                    16455.60
05/31/2000                                              12118.30                    11421.50                    15496.20
06/30/2000                                              12720.60                    11989.10                    16847.50
07/31/2000                                              12832.50                    12094.60                    16305.00
08/31/2000                                              13880.90                    13082.80                    17549.10
09/30/2000                                              13646.30                    12861.70                    17033.10
10/31/2000                                              12961.00                    12215.00                    16275.30

The Russell 2000 Index is an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Index performance is from 2/29/96. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

 CHANGE IN VALUE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 2/26/96-10/31/00

                              WITHOUT          WITH
                            SALES CHARGE   SALES CHARGE
  Class A                     $12,961        $12,215
  Class I                     $13,181        $13,181

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/00

  INCEPTION DATE           2/16/1996               10/10/1996
   SHARE CLASS                 A                       I
                    WITHOUT           WITH
                  SALES CHARGE    SALES CHARGE
  1 Year             42.44%          34.25%          42.93%
  Life of Fund        5.66%           4.34%           6.04%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

  INCEPTION DATE           2/16/1996               10/10/1996
   SHARE CLASS                 A                       I
                    WITHOUT           WITH
                  SALES CHARGE    SALES CHARGE
  1 Year             32.61%          24.99%          33.12%
  Life of Fund        7.05%           5.68%           7.42%

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares. Class I shares (institutional shares) are offered without sales charges or contingent deferred sales charges. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class I share performance information includes returns of the Fund's Class A shares for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class A shares and Class I shares.

LIBERTY CONTRARIAN SMALL-CAP FUND

INVESTMENT PORTFOLIO

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                       COMMON STOCKS - 93.6%                     VALUE
----------------                  ---------------------                 --------------
                               FINANCE, INSURANCE & REAL ESTATE - 8.3%
                                             INSURANCE CARRIERS - 8.1%
       28,900       Arch Capital Group Ltd.(a)........................   $   447,950
        5,400       Doral Financial Corp. ............................        96,525
       27,200       Fidelity National Financial, Inc. ................       668,099
       34,800       Mid Atlantic Medical Services, Inc.(a)............       591,600
       16,900       StanCorp Financial Group, Inc. ...................       688,675
                                                                         -------------
                                                                           2,492,849
                                                                         -------------
                               NONDEPOSITORY CREDIT INSTITUTION - 0.0%
      126,900       Associates First Capital Corp.(a).................         2,665
                                                                         -------------
                                                    REAL ESTATE - 0.2%
        2,400       CoStar Group, Inc.(a).............................        75,000
                                                                         -------------
                                                 MANUFACTURING - 41.1%
                                                        APPAREL - 3.0%
       77,500       Phillips-Van Heusen Corp.(a)......................       920,313
                                                                         -------------
                                             BUILDING MATERIALS - 2.7%
       32,700       Elcor Corp. ......................................       508,894
       18,700       USG Corp. ........................................       319,069
                                                                         -------------
                                                                             827,963
                                                                         -------------
                                    CHEMICALS & ALLIED PRODUCTS - 7.1%
        8,550       Barr Laboratories, Inc.(a)........................       539,714
       16,800       Progenics Pharmaceuticals, Inc.(a)................       413,699
       29,800       SICOR, Inc.(a)....................................       381,813
       46,700       Vysis, Inc.(a)....................................       268,525
       37,500       Wellman, Inc. ....................................       562,500
                                                                         -------------
                                                                           2,166,251
                                                                         -------------
                      ELECTRICAL MACHINERY, COMPONENTS & SUPPLY - 0.7%
      126,719       Komag, Inc.(a)....................................       229,678
                                                                         -------------
                              ELECTRONIC & ELECTRICAL EQUIPMENT - 3.9%
       69,600       Checkpoint Systems, Inc. .........................       552,450
      101,100       PictureTel Corp.(a)...............................       642,933
                                                                         -------------
                                                                           1,195,383
                                                                         -------------
                                          ELECTRONIC COMPONENTS - 3.3%
        2,400       DuPont Photomasks, Inc.(a)........................       134,699
       30,500       Electronics for Imaging, Inc.(a)..................       472,750
       28,000       Rayovac Corp.(a)..................................       413,000
                                                                         -------------
                                                                           1,020,449
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN SMALL-CAP FUND

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                     COMMON STOCKS (CONTINUED)                   VALUE
----------------                -------------------------               --------------
                                             MANUFACTURING (CONTINUED)
                               CHEMICALS & ALLIED PRODUCTS (CONTINUED)
                                 MACHINERY & COMPUTER EQUIPMENT - 4.9%
      110,900       Auspex Systems, Inc.(a)...........................   $ 1,122,863
       31,000       Terex Corp.(a)....................................       381,688
                                                                         -------------
                                                                           1,504,551
                                                                         -------------
                               MEASURING & ANALYZING INSTRUMENT - 4.7%
       68,300       Input/Output, Inc.(a).............................       576,281
       23,400       Mentor Graphic Corp.(a)...........................       548,438
       32,900       Polaroid Corp. ...................................       331,056
                                                                         -------------
                                                                           1,455,775
                                                                         -------------
                                                 PAPER PRODUCTS - 3.1%
       42,700       Longview Fibre Co. ...............................       581,787
       26,800       Packaging Corp. of America(a).....................       393,624
                                                                         -------------
                                                                             975,411
                                                                         -------------
                                                  PRIMARY METAL - 1.6%
       55,500       Century Aluminum Co. .............................       485,625
                                                                         -------------
                                          PRINTING & PUBLISHING - 1.0%
       63,700       Mail-Well, Inc.(a)................................       314,519
                                                                         -------------
                                               RUBBER & PLASTIC - 3.6%
       14,800       AptarGroup, Inc. .................................       306,175
        1,500       Flanders Corp. ...................................         2,719
       38,300       Oakley, Inc. .....................................       804,300
                                                                         -------------
                                                                           1,113,194
                                                                         -------------
                                       TRANSPORTATION EQUIPMENT - 1.5%
       56,800       Wabash National Corp. ............................       454,400
                                                                         -------------
                                               MINING & ENERGY - 12.1%
                                          OIL & GAS EXTRACTION - 10.5%
       10,900       Barrett Resources Corp.(a)........................       396,489
       15,708       Devon Energy Corp. ...............................       791,683
       59,200       Forest Oil Corp.(a)...............................       817,699
      267,100       Grey Wolf, Inc.(a)................................     1,235,338
                                                                         -------------
                                                                           3,241,209
                                                                         -------------
                                       OIL & GAS FIELD SERVICES - 1.6%
       27,300       Nuevo Energy Co.(a)...............................       494,813
                                                                         -------------
                                                   RETAIL TRADE - 2.1%
                                     APPAREL & ACCESSORY STORES - 2.1%
       20,600       Claire's Stores, Inc. ............................       414,575
       29,700       Sunglass Hut International, Inc.(a)...............       230,175
                                                                         -------------
                                                                             644,750
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN SMALL-CAP FUND

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                     COMMON STOCKS (CONTINUED)                   VALUE
----------------                -------------------------               --------------
                                                      SERVICES - 17.0%
                                         AMUSEMENT & RECREATION - 1.1%
        4,000       Anchor Gaming(a)..................................   $   339,750
                                                                         -------------
                                              BUSINESS SERVICES - 1.0%
       31,800       Daleen Technologies, Inc.(a)......................       317,006
                                                                         -------------
                                      COMPUTER RELATED SERVICES - 2.9%
       40,900       Sensormatic Electronics Corp. ....................       736,200
       72,600       Sitel Corp. ......................................       204,189
                                                                         -------------
                                                                             940,389
                                                                         -------------
                                              COMPUTER SOFTWARE - 2.2%
       65,900       Intergraph Corp.(a)...............................       411,875
       69,800       MedicaLogic/Medscape, Inc.(a).....................       283,563
                                                                         -------------
                                                                             695,438
                                                                         -------------
                                           EDUCATIONAL SERVICES - 1.1%
       22,300       ITT Educational Services, Inc.(a).................       351,225
                                                                         -------------
                                                HEALTH SERVICES - 7.5%
       52,600       Covance, Inc. ....................................       453,675
       35,100       Coventry Health Care Inc.(a)......................       640,575
       12,800       IDEXX Laboratories, Inc.(a).......................       307,200
       20,900       Mentor Corp. .....................................       368,366
       32,000       Omnicare, Inc. ...................................       560,000
                                                                         -------------
                                                                           2,329,816
                                                                         -------------
                                              PERSONAL SERVICES - 1.2%
       24,300       Regis Corporation.................................       367,537
                                                                         -------------
            TRANSPORTATION, COMMUNICATION, ELECTRICITY,
                                       GAS & SANITARY SERVICES - 13.0%
                                             AIR TRANSPORTATION - 4.0%
       24,600       Alaska Air Group..................................       638,063
       25,800       Frontier Airlines, Inc.(a)........................       606,300
                                                                         -------------
                                                                           1,244,363
                                                                         -------------
                                                          CABLE - 0.8%
       18,200       Insight Communications Co., Inc.(a)...............       252,525
                                                                         -------------
                                                 COMMUNICATIONS - 2.1%
       50,000       Spanish Broadcasting System, Inc. Class A(a)......       450,000
       20,200       Viatel, Inc. .....................................       194,425
                                                                         -------------
                                                                             644,425
                                                                         -------------
                                                   GAS SERVICES - 1.0%
       13,988       Western Gas Resources, Inc. ......................       306,862
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN SMALL-CAP FUND

OCTOBER 31, 2000    --------------------------------------------------
     SHARES                     COMMON STOCKS (CONTINUED)                   VALUE
----------------                -------------------------               --------------
   TRANSPORTATION, COMMUNICATION, ELECTRICITY, GAS & SANITARY SERVICES
                                                           (CONTINUED)
                                    MOTOR FREIGHT & WAREHOUSING - 3.4%
       82,600       Budget Group, Inc. Class A(a).....................   $   227,150
       21,300       J.B. Hunt Transport Services, Inc. ...............       278,230
       29,700       Yellow Corp. .....................................       534,600
                                                                         -------------
                                                                           1,039,980
                                                                         -------------
                                             TELECOMMUNICATIONS - 1.7%
       70,400       e.spire Communications, Inc.(a)...................       193,600
       39,100       WebLink Wireless, Inc.(a).........................       310,356
                                                                         -------------
                                                                             503,956
                                                                         -------------
                                                   Total Common Stocks
                                              (cost of $32,012,167)(b)    28,948,070
                                                                         -------------
     PAR                     SHORT-TERM OBLIGATION - 5.0%
----------------             ----------------------------
   $1,554,000       Repurchase agreement with SBC Warburg Ltd., dated
                      10/31/00, due 11/01/00 at 6.570%, collateralized
                      by U.S. Treasury Notes with maturities to 2024,
                      market value $1,570,227 (repurchase proceeds
                      $1,554,284).....................................     1,554,000
                                                                         -------------
                                OTHER ASSETS & LIABILITIES, NET - 1.4%       421,841
                                                                         -------------
                                                     NET ASSETS - 100%   $30,923,911
                                                                         -------------
                                                                         -------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing security.
(b) Cost for federal income tax purposes is $32,397,885.

See notes to financial statements.

LIBERTY SPECIAL FUND

FUND DELIVERED AN OUTSTANDING TOTAL RETURN

For the 12 months ended October 31, 2000, Liberty Special Fund generated a total return of 47.20% without a sales charge, surpassing the 17.41% total return for the Russell 2000 Index by a wide margin. The Fund's outstanding performance was mainly a result of an about-face in the markets that brought small-company stocks and value investing back into favor with investors, combined with the Fund's concentrated portfolio.

CAREFULLY SELECTED "IDEAS" PAID OFF IN VALUE-DOMINATED MARKET

Liberty Special Fund was designed to be a "best ideas" investment. We review our small-cap investing opportunities and select what we consider to be the most promising. The Portfolio's relative concentration means that when a single stock performs well or poorly, the impact will be greater than for a more widely diversified portfolio. During the past year, when small-cap value stocks performed better than large-company stocks or growth stocks, this concentration benefited investors in the Fund.

The second half of 1999 and early 2000 were dominated by multimedia and telecom stocks. However, the technology-multimedia-telecom (TMT) run-up cooled rapidly after mid-March 2000, dampened by concerns that many Internet-related companies would prove to be unprofitable and by worries over the earnings outlook for TMT. Yet investors continued to look favorably on small-company stocks, which were still relatively inexpensive compared to large caps. During the second half of the fiscal year, investors moved rapidly from one economic sector to the next in search of reasonably priced stocks and predictable earnings. This helped to bring about a resurgence in small-cap value stocks and gave a boost to many of our holdings.

GOOD RESULTS IN MANY SECTORS, INCLUDING TECHNOLOGY

Contributing to the Fund's strong results were companies as varied as Oakley, Inc., Coventry Health Care Inc., Mid Atlantic Medical Services Inc. and Auspex Systems, Inc. (2.5%, 2.3%, 2.1% and 6.3% of net assets, respectively).

Oakley manufactures athletic eyewear, footwear and clothing. We had purchased the stock some time ago when problems with its footwear line had depressed operating results. Management has since moved the footwear line to profitability and returned the stock to favor with investors.

Coventry and Mid Atlantic both benefited from revitalization in the healthcare industry. For several years, medical provider stocks languished as inefficiency cut into profits and the federal government curtailed its financial support for programs such as Medicare. In response to public demand, Congress used the current federal budget surplus to put funds back into the healthcare system, helping the industry toward recovery. The industry has also increased its prices to commercial customers.

LIBERTY SPECIAL FUND

Auspex, an industry leader in the network-attached storage (NAS) market, is a good example of our contrarian approach to technology stocks. While others focused on the much-publicized Internet companies during the first half of the fiscal year, we sought out businesses that provide hardware, software and components to other companies. We missed out on the extraordinary gains of Internet-related companies prior to March 2000, but we also avoided the worst of the price deflation that immediately followed. Since the spring selloff in technology, many of our business-to-business tech stocks, such as Auspex, came into their own. And now that e-commerce is no longer in favor with investors, we have begun actively looking for discarded dot-com stocks that have the potential for positive change.

NEW FUTURE FOR THE FUND

As we begin fiscal 2001, we believe there is still room for small-cap stocks to post gains. Despite the run-up in prices that occurred before March 2000, small caps remain relatively inexpensive compared to their large-company counterparts and may well continue to draw investor's attention. This would be good news for the Fund.


/s/ James E. Crabbe                /s/ John Johnson
James E. Crabbe                    John W. Johnson, CFA

------------------------
Investing in small-cap stocks may present special risk, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

LIBERTY SPECIAL FUND

PERFORMANCE INFORMATION
                        LIBERTY SPECIAL FUND INVESTMENT
                     PERFORMANCE VS. THE RUSSELL 2000 INDEX
               Change in Value of $10,000 from 10/31/90-10/31/00
                 Class A Shares, With and Without Sales Charge

                                                FUND WITHOUT SALES CHARGE    FUND WITH SALES CHARGE        RUSSELL 2000 INDEX
                                                -------------------------    ----------------------        ------------------
10/31/1990                                              11162.00                    10520.20                    10762.00
12/31/1990                                              11730.10                    11055.70                    11189.20
01/31/1991                                              12487.90                    11769.90                    12200.80
02/28/1991                                              13915.30                    13115.10                    13561.10
03/31/1991                                              14051.60                    13243.70                    14515.90
04/30/1991                                              14249.80                    13430.40                    14479.60
05/31/1991                                              14584.60                    13746.00                    15170.20
06/30/1991                                              13852.50                    13056.00                    14285.80
07/31/1991                                              14398.30                    13570.40                    14787.20
08/31/1991                                              14782.70                    13932.70                    15334.40
09/30/1991                                              14633.40                    13792.00                    15454.00
10/31/1991                                              14956.80                    14096.80                    15862.00
11/30/1991                                              13455.10                    12681.50                    15127.50
12/31/1991                                              13732.30                    12942.70                    16339.30
01/31/1992                                              16478.80                    15531.30                    17662.80
02/29/1992                                              17001.20                    16023.60                    18178.50
03/31/1992                                              16382.30                    15440.30                    17564.10
04/30/1992                                              16208.70                    15276.70                    16949.30
05/31/1992                                              16054.70                    15131.50                    17174.80
06/30/1992                                              15184.50                    14311.40                    16362.40
07/31/1992                                              16189.70                    15258.80                    16931.80
08/31/1992                                              14836.30                    13983.20                    16454.30
09/30/1992                                              15784.30                    14876.70                    16834.40
10/31/1992                                              16171.00                    15241.20                    17369.80
11/30/1992                                              17466.30                    16462.00                    18698.50
12/31/1992                                              18317.00                    17263.70                    19349.20
01/31/1993                                              19826.30                    18686.20                    20003.20
02/28/1993                                              19477.30                    18357.40                    19541.20
03/31/1993                                              20445.30                    19269.70                    20174.30
04/30/1993                                              19400.60                    18285.00                    19621.50
05/31/1993                                              21179.60                    19961.80                    20488.80
06/30/1993                                              20715.80                    19524.60                    20615.80
07/31/1993                                              20560.40                    19378.20                    20900.30
08/31/1993                                              21140.20                    19924.70                    21803.20
09/30/1993                                              21700.40                    20452.70                    22418.10
10/31/1993                                              22861.40                    21546.90                    22994.20
11/30/1993                                              23654.70                    22294.60                    22237.70
12/31/1993                                              24643.50                    23226.50                    22998.20
01/31/1994                                              26511.40                    24987.00                    23720.40
02/28/1994                                              26670.50                    25137.00                    23635.00
03/31/1994                                              25398.30                    23937.90                    22387.10
04/30/1994                                              24941.20                    23507.00                    22519.20
05/31/1994                                              25357.70                    23899.60                    22266.90
06/30/1994                                              25197.90                    23749.00                    21509.90
07/31/1994                                              26092.50                    24592.10                    21862.60
08/31/1994                                              27384.00                    25809.40                    23080.40
09/01/1994 - 09/30/1994                                 27425.10                    25848.20                    23004.20
10/31/1994                                              27981.80                    26372.90                    22914.50
11/30/1994                                              27027.70                    25473.60                    21988.80
12/31/1994                                              27530.40                    25947.40                    22580.20
01/31/1995                                              28127.80                    26510.40                    22295.70
02/28/1995                                              28808.50                    27152.00                    23223.20
03/31/1995                                              29283.80                    27600.00                    23622.70
04/30/1995                                              29881.20                    28163.00                    24147.10
05/31/1995                                              29468.80                    27774.40                    24562.40
06/30/1995                                              29613.20                    27910.50                    25837.20
07/31/1995                                              30480.90                    28728.20                    27325.40
08/31/1995                                              30770.50                    29001.20                    27891.10
09/30/1995                                              30976.60                    29195.50                    28390.30
10/31/1995                                              28479.90                    26842.30                    27121.30
11/30/1995                                              29718.80                    28010.00                    28260.40
12/31/1995                                              30503.40                    28749.40                    29006.50
01/31/1996                                              30155.60                    28421.70                    28974.50
02/29/1996                                              30396.90                    28649.00                    29878.50
03/31/1996                                              31770.80                    29944.00                    30488.10
04/30/1996                                              31923.30                    30087.70                    32119.20
05/31/1996                                              31575.30                    29759.80                    33384.70
06/30/1996                                              31073.30                    29286.60                    32012.60
07/31/1996                                              29196.50                    27517.70                    29217.90
08/31/1996                                              30221.30                    28483.50                    30915.40
09/30/1996                                              29807.20                    28093.30                    32124.20
10/31/1996                                              29917.50                    28197.30                    31629.50
11/30/1996                                              30704.40                    28938.90                    32932.60
12/31/1996                                              32313.30                    30455.20                    33795.50
01/31/1997                                              33056.50                    31155.70                    34471.40
02/28/1997                                              33102.80                    31199.30                    33637.20
03/31/1997                                              33870.70                    31923.20                    32049.50
04/30/1997                                              34365.20                    32389.20                    32139.20
05/31/1997                                              35674.60                    33623.30                    35713.10
06/30/1997                                              37026.60                    34897.60                    37245.20
07/31/1997                                              36867.40                    34747.50                    38977.10
08/31/1997                                              38467.50                    36255.60                    39869.70
09/30/1997                                              39325.30                    37064.10                    42788.20
10/31/1997                                              37882.00                    35703.80                    40909.80
11/30/1997                                              36215.20                    34132.90                    40643.80
12/31/1997                                              35958.10                    33890.50                    41355.10
01/31/1998                                              33566.90                    31636.80                    40701.70
02/28/1998                                              34852.50                    32848.50                    43709.60
03/31/1998                                              35417.10                    33380.60                    45510.40
04/30/1998                                              35495.00                    33454.10                    45760.70
05/31/1998                                              33283.70                    31369.90                    43294.20
06/30/1998                                              30993.80                    29211.60                    43385.10
07/31/1998                                              25542.00                    24073.30                    39870.90
08/31/1998                                              18699.30                    17624.10                    32128.00
09/30/1998                                              20576.70                    19393.50                    34643.60
10/31/1998                                              20833.90                    19635.90                    36057.10
11/30/1998                                              19908.90                    18764.10                    37946.50
12/31/1998                                              20551.90                    19370.20                    40295.30
01/31/1999                                              19908.70                    18763.90                    40831.30
02/28/1999                                              18210.40                    17163.30                    37523.90
03/31/1999                                              18416.20                    17357.30                    38109.30
04/30/1999                                              22429.10                    21139.40                    41523.90
05/31/1999                                              23355.40                    22012.50                    42130.20
06/30/1999                                              23869.20                    22496.80                    44034.40
07/31/1999                                              23303.50                    21963.60                    42827.90
08/31/1999                                              21889.00                    20630.40                    41243.30
09/30/1999                                              21219.20                    19999.10                    41251.50
10/31/1999                                              17926.00                    16895.20                    41416.50
11/30/1999                                              20240.20                    19076.40                    43889.10
12/31/1999                                              22219.70                    20942.10                    48857.30
01/31/2000                                              21371.00                    20142.10                    48070.70
02/29/2000                                              23864.90                    22492.70                    56007.20
03/31/2000                                              25485.40                    24020.00                    52316.30
04/30/2000                                              23943.50                    22566.80                    49166.90
05/31/2000                                              23711.20                    22347.80                    46300.50
06/30/2000                                              24353.80                    22953.50                    50337.90
07/31/2000                                              24894.50                    23463.00                    48717.00
08/31/2000                                              27105.10                    25546.60                    52434.10
09/30/2000                                              27129.50                    25569.60                    50892.50
10/31/2000                                              26836.00                    24869.00                    48632.00

The Russell 2000 Index is an unmanaged index that tracks the performance of small-capitalization stocks traded on the New York Stock Exchange, the American Stock Exchange and the NASDAQ. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

 CHANGE IN VALUE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 10/31/90-10/31/00

                              WITHOUT          WITH
                            SALES CHARGE   SALES CHARGE
  Class A                     $26,386        $24,869

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/00

  INCEPTION DATE            4/9/1987
   SHARE CLASS                 A
                    WITHOUT           WITH
                  SALES CHARGE    SALES CHARGE
  1 Year             47.20%          38.74%
  5 Years            -1.52%          -2.68%
  10 Years           10.19%           9.54%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

  SHARE CLASS               A
                 WITHOUT           WITH
               SALES CHARGE    SALES CHARGE
  1 Year          27.88%          20.53%
  5 Years         -2.62%          -3.76%
  10 Years        10.01%           9.36%

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% sales charge for Class A shares.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

LIBERTY SPECIAL FUND

INVESTMENT PORTFOLIO

OCTOBER 31, 2000
     SHARES                                                                 VALUE
----------------    --------------------------------------------------  --------------
                                  COMMON STOCKS - 95.4%
                                  ---------------------
FINANCE, INSURANCE & REAL ESTATE - 8.2%
  INSURANCE CARRIERS - 8.1%
      117,600       Arch Capital Group Ltd.(a)........................   $ 1,822,800
       53,800       Mid Atlantic Medical Services, Inc.(a)............       914,600
       20,000       StanCorp Financial Group, Inc. ...................       815,000
                                                                         -------------
                                                                           3,552,400
                                                                         -------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.1%
      754,900       Associates First Capital Corp.(a).................        15,853
                                                                         -------------
MANUFACTURING - 42.3%
APPAREL - 4.3%
      159,600       Phillips-Van Heusen Corp. ........................     1,895,250
                                                                         -------------
BUILDING MATERIALS - 2.7%
       51,200       Elcor Corp. ......................................       796,800
       23,600       USG Corp. ........................................       402,675
                                                                         -------------
                                                                           1,199,475
                                                                         -------------
CHEMICALS & ALLIED PRODUCTS - 5.8%
       25,700       Progenics Pharmaceuticals, Inc.(a)................       632,863
       55,400       SICOR, Inc. ......................................       709,813
       55,800       Vysis, Inc.(a)....................................       320,850
       59,600       Wellman, Inc. ....................................       894,000
                                                                         -------------
                                                                           2,557,526
                                                                         -------------
ELECTRIC MACHINERY, COMPONENTS & SUPPLIES - 1.1%
      273,275       Komag, Inc.(a)....................................       495,311
                                                                         -------------
ELECTRONIC & ELECTRICAL EQUIPMENT - 4.0%
      108,700       Checkpoint Systems, Inc. .........................       862,806
      143,400       PictureTel Corp.(a)...............................       911,934
                                                                         -------------
                                                                           1,774,740
                                                                         -------------
ELECTRONIC COMPONENTS - 1.4%
       40,500       Rayovac Corp.(a)..................................       597,375
                                                                         -------------
MACHINERY & COMPUTER EQUIPMENT - 6.3%
      272,100       Auspex Systems, Inc.(a)...........................     2,755,012
                                                                         -------------
MEASURING & ANALYZING INSTRUMENTS - 2.5%
       33,800       Mentor Corp. .....................................       595,725
       50,300       Polaroid Corp. ...................................       506,144
                                                                         -------------
                                                                           1,101,869
                                                                         -------------
PAPER PRODUCTS - 5.3%
      169,800       Longview Fibre Co. ...............................     2,313,525
                                                                         -------------
PRIMARY METAL - 2.6%
      128,700       Century Aluminum Co. .............................     1,126,125
                                                                         -------------

See notes to investment portfolio.

LIBERTY SPECIAL FUND

OCTOBER 31, 2000
     SHARES                                                                 VALUE
----------------    --------------------------------------------------  --------------
                                COMMON STOCKS (CONTINUED)
                                -------------------------
                                             MANUFACTURING (CONTINUED)
  PRINTING & PUBLISHING - 1.1%
      101,900       Mail-Well, Inc.(a)................................   $   503,131
                                                                         -------------
RUBBER & PLASTIC - 3.3%
       16,600       AptarGroup, Inc. .................................       343,412
       52,100       Oakley, Inc. .....................................     1,094,100
                                                                         -------------
                                                                           1,437,512
                                                                         -------------
TRANSPORTATION EQUIPMENT - 1.9%
      107,000       Wabash National Corp..............................       856,000
                                                                         -------------
MINING & ENERGY - 12.7%
OIL & GAS EXTRACTION - 9.9%
       20,882       Devon Energy Corp. ...............................     1,052,453
       91,900       Forest Oil Corp.(a)...............................     1,269,369
      443,400       Grey Wolf, Inc.(a)................................     2,050,725
                                                                         -------------
                                                                           4,372,547
                                                                         -------------
OIL & GAS FIELD SERVICES - 2.8%
       66,800       Nuevo Energy Co.(a)...............................     1,210,750
                                                                         -------------
RETAIL TRADE - 1.5%
APPAREL & ACCESSORY STORES - 1.5%
       32,600       Claire's Stores, Inc. ............................       656,075
                                                                         -------------
SERVICES - 16.1%
BUSINESS SERVICES - 1.1%
       50,700       Daleen Technologies, Inc.(a)......................       505,416
                                                                         -------------
COMPUTER RELATED SERVICES - 5.3%
       30,600       Mentor Graphics Corp.(a)..........................       717,188
       69,800       Sensormatic Electronics Corp. ....................     1,256,400
      116,200       Sitel Corp.(a)....................................       326,813
                                                                         -------------
                                                                           2,300,401
                                                                         -------------
COMPUTER SOFTWARE - 2.5%
      106,800       Intergraph Corp.(a)...............................       667,500
      111,400       MedicaLogic/Medscape, Inc.(a).....................       452,563
                                                                         -------------
                                                                           1,120,063
                                                                         -------------
HEALTH SERVICES - 5.9%
       35,900       Covance, Inc.(a)..................................       309,637
       56,100       Coventry Health Care Inc.(a)......................     1,023,825
       20,400       IDEXX Laboratories, Inc.(a).......................       489,600
       44,800       Omnicare, Inc. ...................................       784,000
                                                                         -------------
                                                                           2,607,062
                                                                         -------------
PERSONAL SERVICES - 1.3%
       37,500       Regis Corporation(a)..............................       567,187
                                                                         -------------

See notes to investment portfolio.

LIBERTY SPECIAL FUND

OCTOBER 31, 2000
     SHARES                                                                 VALUE
----------------    --------------------------------------------------  --------------
                                COMMON STOCKS (CONTINUED)
                                -------------------------
                                                  SERVICES (CONTINUED)
  TRANSPORTATION, COMMUNICATION, ELECTRIC,
  GAS & SANITARY SERVICE - 14.6%
AIR TRANSPORTATION - 2.2%
       37,200       Alaska Air Group..................................   $   964,875
                                                                         -------------
CABLE - 0.9%
       28,300       Insight Communications Co., Inc.(a)...............       392,662
                                                                         -------------
COMMUNICATIONS - 2.2%
       73,300       Spanish Broadcasting System, Inc. Class A(a)......       659,700
       33,500       Viatel, Inc.(a)...................................       322,437
                                                                         -------------
                                                                             982,137
                                                                         -------------
MOTOR FREIGHT & WAREHOUSING - 7.4%
      131,800       Budget Group, Inc. Class A(a).....................       362,450
       54,800       J.B. Hunt Transport Services, Inc.................       715,825
      120,300       Yellow Corp.......................................     2,165,400
                                                                         -------------
                                                                           3,243,675
                                                                         -------------
TELECOMMUNICATIONS - 1.9%
      108,000       e.spire Communications, Inc.(a)...................       297,000
       66,800       WebLink Wireless, Inc.(a).........................       530,225
                                                                         -------------
                                                                             827,225
                                                                         -------------
                          Total Common Stocks (cost of $46,250,108)(b)    41,931,179
                                                                         -------------
     PAR                     SHORT-TERM OBLIGATION - 1.8%
----------------             ----------------------------
     $805,000       Repurchase agreement with SBC Warburg Ltd., dated
                      10/31/00 due 11/01/00 at 6.570% collateralized
                      by U.S. Treasury Notes with maturities to 2024,
                      market value $813,406 (repurchase proceeds
                      $805,147).......................................       805,000
                                                                         -------------
OTHER ASSETS & LIABILITIES, NET - 2.8%                                     1,215,727
                                                                         -------------
NET ASSETS - 100.0%                                                      $43,951,906
                                                                         -------------
                                                                         -------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Non-income producing security.
(b) The cost for federal tax purposes is $46,324,596.

See notes to financial statements.

LIBERTY CONTRARIAN INCOME FUND

We are pleased to report that Liberty Contrarian Income Fund delivered strong results for the fiscal year ended October 31, 2000. Class A shares of the Fund generated a total return of 6.75% before sales charges. While less than the 7.13% total return for the Lehman Brothers Government/Corporate Bond Index, this result was better than the 5.49% average total return for the Lipper A-Rated Corporate Debt Funds Category. The Fund's Class A shares ranked in the top quartile of this Lipper peer group for the year.(1) Its SEC yield at October 31, 2000, was 5.77%.

A VOLATILE YEAR IN THE BOND MARKET

In a continued effort to curb rapid U.S. economic growth -- and the higher inflation that it might trigger -- the Federal Reserve (the Fed) raised key short-term interest rates by 0.25% both in November and December 1999. Fourth quarter Gross Domestic Production was very strong and the U.S. economy entered 2000 with significant momentum. Witnessing such strong growth and reflecting concerns about the prospects for higher inflation, bond yields rose across all maturities during the fourth quarter.

Maintaining our disciplined fundamental analysis and employing our contrarian philosophy, we chose to lengthen the overall maturity of the Fund by buying longer-term fixed securities in December and January. We felt bond yields had risen significantly enough, due to the pervasive pessimism for fixed income securities, to compensate our shareholders for higher-than-expected economic growth and inflation.

Contrarian investing has rewarded shareholders this year as bond yields fell from approximately 6.75% to 5.80% based on 10-year U.S. Treasury notes. There were many reasons for the declining yields. First, the Federal Reserve continued to increase interest rates in 2000 to ensure a more desirable outcome of slower growth with less inflation. Secondly, growing budget surpluses improved the likelihood that the supply of Treasury debt will be reduced going forward. In addition, significant stock market volatility and the decline of equity indexes bolstered demand for fixed income products. Lastly, the market witnessed signs of slowing employment growth, soft retail sales and weakening within key sectors of our economy.

CORPORATE HOLDINGS PROVED TO BE A "MIXED BLESSING"

Gains that the Fund made holding U.S. Treasury debt were partially offset by declining prices in the corporate bond sector. For the Fund, which had approximately

---------------

(1) Lipper, Inc., a widely respected data provider, calculates an average total return for mutual funds with similar investment objectives as the Fund. The Fund's Class A shares ranked in the first quartile for one year (34th out of 180 funds), in the first quartile for three years (1st out of 145 funds), in the first quartile for five years (3rd out of 115 funds) and in the third quartile for ten years (29th out of 42 funds). Rankings do not include any sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot guarantee future results.

LIBERTY CONTRARIAN INCOME FUND

40% of net assets invested in corporate bonds at October 31, 2000 this was a "mixed blessing." The higher yields shareholders earned by owning corporate bonds versus Treasuries increased the Fund's current income. However, corporate securities underperformed their Treasury counterparts as a slowing economy increased prospects for slowing corporate earnings growth, thereby reducing the perceived strength and ability of the issuer to meet its debt obligations. This decline of corporate debt prices was mitigated to some extent by our emphasis on higher-quality issues which have performed better than lower-quality issues.

"COMFORTABLE" ABOUT THE PROSPECTS FOR THE FUND AND THE MARKET

As the period came to a close, we remained cautiously comfortable about the Fund's position in the market, due to its above-average duration and the overall market outlook for fixed securities. A growing number and variety of economic indicators -- from the rates of rail shipments and building permits to auto sales and unemployment statistics -- point toward a continuing softening of the economy. If these factors coalesce into a clear and consistent drop in GDP growth, bond investors may well become increasingly bullish, and we would expect our Fund's current position to provide the most benefit for shareholders.

Having said that, we continue to keep a close eye on core measures of inflation, pricing surveys and other economic data which could show the economy may be bottoming. We will also watch for any reversal in the Fed's position which could stimulate growth going forward. Should the central bank move to cut short-term interest rates for a period of time, it would likely be a negative sign for longer bonds and we would expect to move the Fund to a more defensive posture.


/s/ Garth R. Nisbet                /s/ Paul C. Rocheleau
Garth R. Nisbet, CFA               Paul C. Rocheleau

------------------------
An investment in the Fund offers attractive income and total return opportunities but also involves certain risks. The value of an investment in the Fund will fluctuate with changes in interest rates.

LIBERTY CONTRARIAN INCOME FUND

PERFORMANCE INFORMATION

                   LIBERTY CONTRARIAN INCOME FUND INVESTMENT
        PERFORMANCE VS. LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
               Change in Value of $10,000 from 10/31/90-10/31/00
                 Class A Shares, With and Without Sales Charge

                                                                                                             LEHMAN BROTHERS
                                                                                                        GOVERNMENT CORPORATE BOND
                                                FUND WITHOUT SALES CHARGE    FUND WITH SALES CHARGE               INDEX
                                                -------------------------    ----------------------     -------------------------
10/31/1990                                              10000.00                     9525.00                    10000.00
11/30/1990                                              10092.00                     9612.63                    10218.00
12/31/1990                                              10237.30                     9751.05                    10372.30
01/31/1991                                              10330.50                     9839.79                    10488.50
02/28/1991                                              10429.70                     9934.25                    10578.70
03/31/1991                                              10501.60                    10002.80                    10651.70
04/30/1991                                              10615.00                    10110.80                    10774.20
05/31/1991                                              10700.00                    10191.70                    10823.70
06/30/1991                                              10672.10                    10165.20                    10811.80
07/31/1991                                              10805.50                    10292.30                    10947.00
08/31/1991                                              11024.90                    10501.20                    11198.70
09/30/1991                                              11215.60                    10682.90                    11432.80
10/31/1991                                              11352.50                    10813.20                    11534.50
11/30/1991                                              11443.30                    10899.70                    11649.90
12/31/1991                                              11899.90                    11334.60                    12042.50
01/31/1992                                              11673.80                    11119.30                    11864.20
02/29/1992                                              11722.80                    11166.00                    11927.10
03/31/1992                                              11657.20                    11103.40                    11861.50
04/30/1992                                              11698.00                    11142.30                    11932.70
05/31/1992                                              11935.40                    11368.50                    12164.20
06/30/1992                                              12079.80                    11506.00                    12341.80
07/31/1992                                              12352.80                    11766.10                    12657.80
08/31/1992                                              12473.90                    11881.40                    12770.40
09/30/1992                                              12619.80                    12020.40                    12945.40
10/31/1992                                              12457.00                    11865.30                    12747.30
11/30/1992                                              12469.50                    11877.20                    12737.10
12/31/1992                                              12641.60                    12041.10                    12954.90
01/31/1993                                              12824.90                    12215.70                    13237.30
02/28/1993                                              12969.80                    12353.70                    13512.60
03/31/1993                                              13019.10                    12400.70                    13558.60
04/30/1993                                              13064.70                    12444.10                    13663.00
05/31/1993                                              13034.60                    12415.50                    13656.20
06/30/1993                                              13145.40                    12521.00                    13966.20
07/31/1993                                              13215.10                    12587.40                    14055.50
08/31/1993                                              13319.50                    12686.80                    14378.80
09/30/1993                                              13398.10                    12761.70                    14429.10
10/31/1993                                              13423.50                    12785.90                    14488.30
11/30/1993                                              13400.70                    12764.20                    14324.60
12/31/1993                                              13436.90                    12798.60                    14387.60
01/31/1994                                              13619.60                    12972.70                    14603.40
02/28/1994                                              13407.20                    12770.30                    14285.10
03/31/1994                                              13086.70                    12465.10                    13935.10
04/30/1994                                              12910.00                    12296.80                    13819.40
05/31/1994                                              12964.30                    12348.50                    13794.60
06/30/1994                                              12994.10                    12376.90                    13762.80
07/31/1994                                              13224.10                    12595.90                    14038.10
08/31/1994                                              13221.40                    12593.40                    14043.70
09/30/1994                                              13043.00                    12423.40                    13831.60
10/31/1994                                              13059.90                    12439.60                    13816.40
11/30/1994                                              12964.60                    12348.80                    13791.60
12/31/1994                                              12954.20                    12338.90                    13882.60
01/31/1995                                              13169.20                    12543.70                    14149.10
02/28/1995                                              13349.70                    12715.50                    14477.40
03/31/1995                                              13393.70                    12757.50                    14574.40
04/30/1995                                              13538.40                    12895.30                    14778.40
05/31/1995                                              13815.90                    13159.60                    15397.60
06/30/1995                                              13985.80                    13321.50                    15520.80
07/31/1995                                              14032.00                    13365.50                    15460.30
08/31/1995                                              14177.90                    13504.50                    15658.20
09/30/1995                                              14366.50                    13684.10                    15817.90
10/31/1995                                              14616.50                    13922.20                    16050.40
11/30/1995                                              14892.70                    14185.30                    16315.20
12/31/1995                                              15153.30                    14433.60                    16555.10
01/31/1996                                              15203.30                    14481.20                    16657.70
02/29/1996                                              14791.30                    14088.70                    16304.60
03/31/1996                                              14739.60                    14039.40                    16167.60
04/30/1996                                              14601.00                    13907.50                    16056.10
05/31/1996                                              14566.00                    13874.10                    16028.80
06/30/1996                                              14720.40                    14021.20                    16242.00
07/31/1996                                              14746.90                    14046.40                    16279.30
08/31/1996                                              14764.60                    14063.20                    16238.60
09/30/1996                                              15012.60                    14299.50                    16527.70
10/31/1996                                              15339.90                    14611.20                    16912.80
11/30/1996                                              15637.50                    14894.70                    17223.90
12/31/1996                                              15457.60                    14723.40                    17032.80
01/31/1997                                              15470.00                    14735.20                    17053.20
02/28/1997                                              15480.80                    14745.50                    17089.00
03/31/1997                                              15225.40                    14502.20                    16885.70
04/30/1997                                              15493.40                    14757.40                    17132.20
05/31/1997                                              15617.30                    14875.50                    17291.50
06/30/1997                                              15837.50                    15085.20                    17499.00
07/31/1997                                              16501.10                    15717.30                    18034.50
08/31/1997                                              16222.20                    15451.70                    17832.50
09/30/1997                                              16528.80                    15743.70                    18112.50
10/31/1997                                              16915.60                    16112.10                    18402.30
11/30/1997                                              17044.20                    16234.60                    18499.80
12/31/1997                                              17248.70                    16429.40                    18694.00
01/31/1998                                              17528.10                    16695.60                    18957.60
02/28/1998                                              17452.80                    16623.80                    18919.70
03/31/1998                                              17520.80                    16688.60                    18978.40
04/30/1998                                              17555.90                    16722.00                    19073.30
05/31/1998                                              17810.40                    16964.40                    19277.30
06/30/1998                                              18009.90                    17154.40                    19474.00
07/31/1998                                              18035.10                    17178.50                    19489.60
08/31/1998                                              18437.30                    17561.50                    19869.60
09/30/1998                                              18981.20                    18079.60                    20437.90
10/31/1998                                              18810.40                    17916.90                    20292.80
11/30/1998                                              18864.90                    17968.80                    20414.50
12/31/1998                                              18930.90                    18031.70                    20465.60
01/31/1999                                              19091.90                    18185.00                    20610.90
02/28/1999                                              18822.70                    17928.60                    20120.30
03/31/1999                                              18958.20                    18057.70                    20220.90
04/30/1999                                              18998.00                    18095.60                    20271.50
05/31/1999                                              18853.60                    17958.10                    20062.70
06/30/1999                                              18798.90                    17906.00                    20000.50
07/31/1999                                              18708.70                    17820.10                    19944.50
08/31/1999                                              18684.40                    17796.90                    19928.50
09/30/1999                                              18906.70                    18008.70                    20107.90
10/31/1999                                              18889.70                    17992.50                    20160.20
11/30/1999                                              18908.60                    18010.40                    20148.10
12/31/1999                                              18802.70                    17909.60                    20025.20
01/31/2000                                              18783.90                    17891.70                    20019.20
02/29/2000                                              19011.20                    18108.20                    20269.40
03/31/2000                                              19345.80                    18426.90                    20563.30
04/30/2000                                              19200.70                    18288.70                    20462.50
05/31/2000                                              19198.80                    18286.80                    20444.10
06/30/2000                                              19584.70                    18654.40                    20861.20
07/31/2000                                              19753.10                    18814.80                    21082.30
08/31/2000                                              20039.50                    19087.70                    21379.60
09/30/2000                                              20071.60                    19118.20                    21460.80
10/31/2000                                              20153.50                    19196.20                    21598.00

The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that tracks the performance of a selection of U.S. government and investment grade U.S. corporate bonds. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

 CHANGE IN VALUE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 10/31/90-10/31/00

                              WITHOUT          WITH
                            SALES CHARGE   SALES CHARGE
  Class A                     $20,154        $19,196
  Class B                     $20,035        $20,035
  Class C                     $20,064        $20,064
  Class Z                     $20,206        $20,206
  Class I                     $20,357        $20,357

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/00

  INCEPTION DATE           1/31/1989                     9/15/1999                     9/15/1999            10/1/1998   9/15/1999
   SHARE CLASS                 A                             B                             C                    I           Z
                    WITHOUT          WITH         WITHOUT          WITH         WITHOUT          WITH
                  SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
  1 Year              6.75%          1.68%          6.32%          1.32%          6.18%          5.18%        7.11%       6.90%
  5 Years             6.64%          5.61%          6.52%          6.20%          6.55%          6.55%        6.86%       6.70%
  10 Years            7.26%          6.74%          7.20%          7.20%          7.21%          7.21%        7.37%       7.29%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

   SHARE CLASS                 A                             B                             C                    I           Z
                    WITHOUT          WITH         WITHOUT          WITH         WITHOUT          WITH
                  SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
  1 Year              6.17%          1.13%          5.51%          0.51%          5.61%          4.61%        6.70%       6.46%
  5 Years             6.91%          5.88%          6.76%          6.45%          6.79%          6.79%        7.12%       6.99%
  10 Years            7.32%          6.80%          7.25%          7.25%          7.26%          7.26%        7.43%       7.36%

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (CDSC) of 5% for one year and 2% for five years for Class B shares and 1% for one year for Class C shares. Class I shares (institutional shares) are offered without sales charges or contingent deferred sales charges. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B, C, I and Z share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B and Class C shares would have been lower.

LIBERTY CONTRARIAN INCOME FUND

INVESTMENT PORTFOLIO

OCTOBER 31, 2000
      PAR           --------------------------------------------------      VALUE
----------------         U.S. GOVERNMENT & AGENCIES OBLIGATIONS -       --------------
                                          55.9%
                         ----------------------------------------
                                      U.S. GOVERNMENT AGENCIES - 17.2%
                    Federal Home Loan Mortgage Corp.:
   $  191,023       7.000% 2025-2027..................................    $  188,037
       49,050       7.500% 9/1/25.....................................        48,942
       62,245       8.000% 6/1/26.....................................        62,925
       49,034       9.000% 4/1/17.....................................        50,275
       36,495       9.500% 10/1/16....................................        38,193
                                                                         -------------
                                                                             388,372
                                                                         -------------
                    Federal National Mortgage Association,
       59,162       9.250% 9/1/16.....................................        61,047
                                                                         -------------
                    Government National Mortgage Association:
      347,840       6.500% 11/15/28...................................       335,773
      772,643       7.000% 6/15/28....................................       761,532
                                                                         -------------
                                                                           1,097,305
                                                                         -------------
U.S. GOVERNMENT OBLIGATIONS - 38.7%
       75,000       U.S. Treasury Bond,
                    5.250% 2/15/29....................................        68,262
                                                                         -------------
                    U.S. Treasury Notes:
      125,000       5.500% 8/31/01....................................       124,140
      450,000       5.750% 8/15/10....................................       449,577
      200,000       5.875% 2001-2004..................................       199,656
    1,405,000       6.125% 8/15/29....................................     1,455,046
      550,000       6.500% 2/15/10....................................       575,696
      580,000       6.750% 5/15/05....................................       601,298
                                                                         -------------
                                                                           3,405,413
                                                                         -------------
Total U.S. Government & Agency Obligations
  (cost of $4,958,404)                                                     5,020,399
                                                                         -------------
                         CORPORATE FIXED INCOME BONDS - 40.9%
                         ------------------------------------
  FINANCE, INSURANCE & REAL ESTATE - 8.8%
                                        DEPOSITORY INSTITUTIONS - 2.2%
      100,000       Citicorp, 6.375% 11/15/08.........................        93,634
      100,000       J.P. Morgan & Co., Inc., 7.625% 9/15/04...........       101,497
                                                                         -------------
                                                                             195,131
                                                                         -------------
                                             FINANCIAL SERVICES - 0.6%
       50,000       Sears, Roebuck & Co. Acceptance Corp.,
                    6.930% 11/15/02...................................        49,588
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN INCOME FUND

OCTOBER 31, 2000
      PAR                                                                   VALUE
----------------    --------------------------------------------------  --------------
                       CORPORATE FIXED INCOME BONDS (CONTINUED)
                       ----------------------------------------
FINANCE, INSURANCE & REAL ESTATE (CONTINUED)
                                             INSURANCE CARRIERS - 2.1%
   $   50,000       American General Finance Corp.,
                    6.200% 3/15/03....................................    $   48,997
       50,000       Conseco, Inc., 7.875% 12/15/00....................        49,500
      100,000       Lincoln National Corp., 6.500% 3/15/08............        92,221
                                                                         -------------
                                                                             190,718
                                                                         -------------
                                 NONDEPOSITORY CREDIT INSTITUTE - 2.3%
      100,000       Ford Motor Credit Co., 6.250% 11/8/00.............        99,977
      100,000       General Motors Acceptance Corp.,
                    9.000% 10/15/02...................................       103,600
                                                                         -------------
                                                                             203,577
                                                                         -------------
                                     SECURITY BROKERS & DEALERS - 1.6%
      100,000       Bear Stearns Cos., Inc., 6.875% 10/1/05...........        97,191
       50,000       Merrill Lynch & Co., Inc., 6.020% 5/11/01.........        49,687
                                                                         -------------
                                                                             146,878
                                                                         -------------
                                                 MANUFACTURING - 11.9%
                                    CHEMICALS & ALLIED PRODUCTS - 3.5%
      100,000       E.I. DuPont De Nemours & Co.,
                    8.250% 9/15/06....................................       105,449
      100,000       Eli Lilly & Co., 8.375% 12/1/06...................       106,829
      100,000       IMC Global, Inc., 7.400% 11/1/02..................        98,839
                                                                         -------------
                                                                             311,117
                                                                         -------------
                                               FABRICATED METAL - 1.0%
       90,000       Snap-on, Inc., 6.625% 10/1/05.....................        88,947
                                                                         -------------
                                        FOOD & KINDRED PRODUCTS - 2.2%
      100,000       Anheuser Busch Cos., Inc., 7.000% 9/1/05..........        99,420
      100,000       Diageo Capital plc, 7.250% 11/1/09................        98,313
                                                                         -------------
                                                                             197,733
                                                                         -------------
                                 MACHINERY & COMPUTER EQUIPMENT - 3.0%
                    International Business Machines Corp.:
      100,000       5.945% 5/14/01....................................        99,377
      100,000       7.250% 11/01/02...................................       100,914
       75,000       Raytheon Co., 6.150% 11/1/08......................        68,903
                                                                         -------------
                                                                             269,194
                                                                         -------------
                                    MISCELLANEOUS MANUFACTURING - 0.5%
       50,000       Cooper Industries, Inc., 6.375% 5/8/08............        45,946
                                                                         -------------
                                               RUBBER & PLASTIC - 1.1%
      100,000       Premark International, Inc., 6.875% 11/15/08......        97,853
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN INCOME FUND

OCTOBER 31, 2000
      PAR                                                                   VALUE
----------------    --------------------------------------------------  --------------
                       CORPORATE FIXED INCOME BONDS (CONTINUED)
                       ----------------------------------------
MANUFACTURING (CONTINUED)
                                  STONE, CLAY, GLASS & CONCRETE - 0.6%
   $   75,000       Owens-Illinois, Inc., 7.350% 5/15/08..............    $   52,500
                                                                         -------------
                                                MINING & ENERGY - 2.1%
                                           OIL & GAS EXTRACTION - 1.1%
      100,000       Occidental Petroleum Corp., 6.750% 11/15/02.......        99,082
                                                                         -------------
                                       OIL & GAS FIELD SERVICES - 1.0%
      100,000       Enron Corp., 6.725% 11/17/08......................        93,607
                                                                         -------------
                                                   RETAIL TRADE - 4.0%
                                                    FOOD STORES - 2.0%
      100,000       Kroger Co., 7.000% 5/1/18.........................        88,194
      100,000       Safeway, Inc., 6.500% 11/15/08....................        93,067
                                                                         -------------
                                                                             181,261
                                                                         -------------
                                     GENERAL MERCHANDISE STORES - 2.0%
       50,000       Kmart Corp., 7.700% 7/2/02........................        46,923
       50,000       Saks, Inc., 8.250% 11/15/08.......................        30,499
      100,000       Wal-Mart Stores, Inc., 8.000% 9/15/06.............       105,048
                                                                         -------------
                                                                             182,470
                                                                         -------------
                                                       SERVICES - 2.0%
                                         AMUSEMENT & RECREATION - 0.6%
       50,000       Circus Circus Enterprises, Inc., 9.250% 12/1/05...        49,250
                                                                         -------------
                                 AUTO REPAIR SERVICES & PARKING - 0.5%
       50,000       Hertz Corp. 6.625% 5/15/08........................        46,587
                                                                         -------------
                                              BUSINESS SERVICES - 0.9%
      100,000       Comdisco, Inc., 6.650% 11/13/01...................        83,184
                                                                         -------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 11.0%
                                                   BROADCASTING - 0.5%
       50,000       USA Networks, Inc., 6.750% 11/15/05...............        48,779
                                                                         -------------
                                                 COMMUNICATIONS - 0.6%
       50,000       Sprint Corp., 6.125% 11/15/05.....................        44,462
                                                                         -------------
                                              ELECTRIC SERVICES - 2.1%
       50,000       Indiana Michigan Power Co., 6.450% 11/10/08.......        45,387
      100,000       Kentucky Power Co., 6.450% 11/10/08...............        91,495
       55,000       NorAm Energy Corp., 6.375% 11/1/03................        52,888
                                                                         -------------
                                                                             189,770
                                                                         -------------
                                    MOTOR FREIGHT & WAREHOUSING - 1.2%
      115,000       Ryder System Inc., 6.500% 5/15/05.................       111,197
                                                                         -------------

See notes to investment portfolio.

LIBERTY CONTRARIAN INCOME FUND

OCTOBER 31, 2000
      PAR                                                                   VALUE
----------------    --------------------------------------------------  --------------
                       CORPORATE FIXED INCOME BONDS (CONTINUED)
                       ----------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES (CONTINUED)
                                                       RAILROAD - 0.5%
   $   50,000       Union Pacific Corp., 6.790% 11/9/07...............    $   47,930
                                                                         -------------
                                              SANITARY SERVICES - 0.6%
       50,000       WMX Technologies, Inc., 6.700% 5/1/01.............        49,452
                                                                         -------------
                                              TELECOMMUNICATION - 5.5%
       80,000       AT&T Corp., 7.750% 3/1/07.........................        79,354
       75,000       CBS Corp., 7.150% 5/20/05.........................        74,822
       50,000       Comcast Cable Communications, Inc.,
                    6.200% 11/15/08...................................        46,239
      100,000       GTE South, Inc., 6.000% 2/15/08...................        92,047
      100,000       SBC Communications, Inc., 6.250% 3/1/05...........        97,403
      100,000       US West Communications, 6.625% 9/15/05............        96,962
                                                                         -------------
                                                                             486,827
                                                                         -------------
                                                WHOLESALE TRADE - 1.1%
                                               NONDURABLE GOODS - 1.1%
      100,000       Sysco Corp., 7.000% 5/1/06........................        99,660
                                                                         -------------
Total Corporate Fixed Income Bonds
  (cost of $3,783,622)                                                     3,662,700
                                                                         -------------
                                        ASSET-BACKED SECURITIES - 1.4%
      128,669       Green Tree Financial Corp., Series 1997-7, Class
                    A-5,
                    6.540% 7/15/19....................................       127,519
                                                                         -------------
  (cost of $126,725)
Total Investments
  (cost of $8,868,751)(a)                                                  8,810,618
                                                                         -------------
     PAR                     SHORT TERM OBLIGATION - 0.9%
----------------             ----------------------------
   $   85,000       Repurchase agreement with SBC Warburg Ltd., dated
                      10/31/00, due 11/01/00 at 6.570% collateralized
                      by U.S. Treasury Notes with maturities to 2024,
                      market value $85,888 (repurchase proceeds
                      $85,016)........................................        85,000
                                                                         -------------
OTHER ASSETS & LIABILITIES, NET - 0.9%                                        77,223
                                                                         -------------
NET ASSETS - 100%                                                         $8,972,841
                                                                         -------------

NOTES TO INVESTMENT PORTFOLIO:
(a) Cost for federal income tax purposes is $8,869,123.

See notes to financial statements.

LIBERTY OREGON TAX-FREE FUND

FUND PERFORMANCE IMPROVED OVER FISCAL 1999

We are pleased to report that results for Liberty Oregon Tax-Free Fund, a portfolio of high-quality Oregon municipal securities, were considerably improved in fiscal 2000. For the 12 months ended October 31, 2000, Class A shares of the Fund delivered a total return of 8.65% without a sales charge, and compares favorably to an 8.51% total return for the Fund's benchmark, the Lehman Brothers Municipal Bond Index.

YIELD CURVE VOLATILITY THROUGHOUT THE PERIOD

The period began with considerable concern about too-rapid economic growth that could trigger higher inflation. To preempt this possibility, the Federal Reserve raised key short-term interest rates by 0.25% in November and December 1999. Yields on most bonds, including municipal issues, followed interest rates higher as we entered 2000.

By May, the Fed had raised interest rates three more times, but with a different impact on the market. The Fed's persistence began to make it clear to investors that it was determined to constrain economic growth and keep inflation at moderate levels. This, combined with indications that the economy might be slowing, revitalized investor confidence in fixed securities. The municipal market recovered, and the rebound was sharpest among long-term securities.

LONG DURATION ULTIMATELY BOOSTED THE FUND'S PERFORMANCE

While many others focused on the near-term hikes in short-term rates, we looked at the long-term. We believed the Fed would ultimately succeed; inflationary pressures would subside, and municipal bond yields would fall from the highs of early 2000. Since this market change is most pronounced for long-term securities, the price gains brought about by falling yields would likely be greatest for portfolios with long durations (i.e., higher concentrations in intermediate- and long-term municipals).

While the Fund underperformed its index and peer group between November and January -- when yields were climbing -- it has reversed that trend as yields declined throughout the year.

OREGON'S ECONOMY CONTINUED TO SHOW STRENGTH

The Fund continues to benefit as state and local issuers continue to see expanding tax roles and strong collection rates. Oregon continues to see net immigration of residents to the state. While there are some signs of slowing in specific sectors such as lumber and agricultural products, our well-diversified economic base continues to show growth. Oregon's overall economic and fiscal picture remained healthy throughout the period. This helps ensure municipal issuers are financially able to meet their debt obligations.

LIBERTY OREGON TAX-FREE FUND

NEW CHARACTER FOR THE FUND

Recently, the Fund's Board of Trustees approved a proposal to reorganize the Fund into a national municipal bond fund, the Liberty Tax-Exempt Fund. This proposal will be submitted to the shareholders of the Fund. If shareholders approve the proposal, all of the assets of the Fund will be transferred to Liberty Tax-Exempt Fund and shareholders of the Fund will receive shares of Liberty Tax-Exempt Fund in exchange for the shares they currently hold. While totally exempt from federal taxation, income generated from non-Oregon holdings within the proposed Liberty Tax-Exempt Fund would not be exempt from Oregon income taxation. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting to be held on December 27, 2000. If approved, the reorganization is proposed to take place in January 2001.


/s/ Garth R. Nisbet                /s/ Paul C. Rocheleau
Garth R. Nisbet, CFA               Paul C. Rocheleau

The Fund's Board of Trustees has approved a proposal to reorganize the Fund into the Liberty Tax Exempt Fund (the Acquiring Fund). This proposal has been submitted to the shareholders of the Fund. If shareholders approve the proposal, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting to be held on December 27, 2000. If approved, the reorganization is proposed to take place in January 2001.

------------------------
Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the fund's shares will be effected by interest rate changes and the creditworthiness of issues held in the Fund. The Fund's management, including risk management specialists and credit analysts, identifies problems and opportunities and reacts quickly to market changes.

LIBERTY OREGON TAX-FREE FUND

PERFORMANCE INFORMATION

                    LIBERTY OREGON TAX-FREE FUND INVESTMENT
              PERFORMANCE VS. LEHMAN BROTHERS MUNICIPAL BOND INDEX
               Change in Value of $10,000 from 10/31/90-10/31/00
                 Class A Shares, With and Without Sales Charge

                                                                                                        LEHMAN BROTHERS MUNICIPAL
                                                FUND WITHOUT SALES CHARGE    FUND WITH SALES CHARGE            BOND INDEX
                                                -------------------------    ----------------------     -------------------------
10/31/1990                                              10145.00                     9663.11                    10201.00
12/31/1990                                              10182.50                     9698.87                    10244.90
01/31/1991                                              10270.10                     9782.28                    10382.20
02/28/1991                                              10358.40                     9866.40                    10472.50
03/31/1991                                              10395.70                     9901.92                    10475.60
04/30/1991                                              10501.80                    10002.90                    10616.00
05/31/1991                                              10576.30                    10073.90                    10710.50
06/30/1991                                              10548.80                    10047.80                    10699.80
07/31/1991                                              10670.10                    10163.30                    10830.30
08/31/1991                                              10759.80                    10248.70                    10973.20
09/30/1991                                              10863.00                    10347.10                    11115.90
10/31/1991                                              10985.80                    10464.00                    11216.00
11/30/1991                                              10994.60                    10472.30                    11247.30
12/31/1991                                              11187.00                    10655.60                    11489.20
01/31/1992                                              11244.00                    10710.00                    11515.60
02/29/1992                                              11305.90                    10768.90                    11519.00
03/31/1992                                              11264.10                    10729.00                    11523.70
04/30/1992                                              11339.50                    10800.90                    11626.20
05/31/1992                                              11468.80                    10924.00                    11763.40
06/30/1992                                              11604.10                    11052.90                    11961.00
07/31/1992                                              11926.70                    11360.20                    12319.90
08/31/1992                                              11795.50                    11235.20                    12200.40
09/30/1992                                              11862.80                    11299.30                    12279.70
10/31/1992                                              11700.20                    11144.50                    12159.30
11/30/1992                                              11902.70                    11337.30                    12377.00
12/31/1992                                              12006.20                    11435.90                    12503.20
01/31/1993                                              12129.90                    11553.70                    12648.30
02/28/1993                                              12487.70                    11894.50                    13106.10
03/31/1993                                              12362.80                    11775.60                    12967.20
04/30/1993                                              12448.10                    11856.90                    13098.20
05/31/1993                                              12471.80                    11879.40                    13171.50
06/30/1993                                              12632.70                    12032.60                    13391.50
07/31/1993                                              12637.70                    12037.40                    13408.90
08/31/1993                                              12845.00                    12234.80                    13687.80
09/30/1993                                              12940.00                    12325.40                    13843.80
10/31/1993                                              12953.00                    12337.70                    13870.10
11/30/1993                                              12889.50                    12277.30                    13748.10
12/31/1993                                              13077.70                    12456.50                    14038.20
01/31/1994                                              13226.80                    12598.50                    14198.20
02/28/1994                                              12939.80                    12325.10                    13830.50
03/31/1994                                              12596.90                    11998.50                    13267.60
04/30/1994                                              12683.80                    12081.30                    13380.30
05/31/1994                                              12753.50                    12147.80                    13496.80
06/30/1994                                              12705.10                    12101.60                    13414.40
07/31/1994                                              12853.70                    12243.20                    13659.90
08/31/1994                                              12893.60                    12281.10                    13707.70
09/30/1994                                              12772.40                    12165.70                    13506.20
10/31/1994                                              12684.20                    12081.70                    13265.80
11/30/1994                                              12542.20                    11946.40                    13025.70
12/31/1994                                              12725.30                    12120.80                    13312.30
01/31/1995                                              12959.40                    12343.90                    13693.00
02/28/1995                                              13209.60                    12582.10                    14091.40
03/31/1995                                              13325.80                    12692.80                    14253.50
04/30/1995                                              13317.80                    12685.20                    14270.60
05/31/1995                                              13621.40                    12974.40                    14725.80
06/30/1995                                              13561.50                    12917.30                    14597.70
07/31/1995                                              13689.00                    13038.80                    14736.40
08/31/1995                                              13827.30                    13170.50                    14923.60
09/30/1995                                              13896.40                    13236.30                    15017.60
10/31/1995                                              14038.10                    13371.30                    15235.30
11/30/1995                                              14198.20                    13523.80                    15488.20
12/31/1995                                              14273.40                    13595.40                    15636.90
01/31/1996                                              14391.90                    13708.30                    15755.80
02/29/1996                                              14315.60                    13635.60                    15648.60
03/31/1996                                              14142.40                    13470.60                    15448.30
04/30/1996                                              14078.80                    13410.00                    15405.10
05/31/1996                                              14040.70                    13373.80                    15398.90
06/30/1996                                              14160.10                    13487.50                    15566.80
07/31/1996                                              14270.50                    13592.70                    15706.90
08/31/1996                                              14253.40                    13576.40                    15703.70
09/30/1996                                              14376.00                    13693.10                    15923.60
10/31/1996                                              14521.20                    13831.40                    16103.50
11/30/1996                                              14756.40                    14055.50                    16398.20
12/31/1996                                              14694.50                    13996.50                    16329.30
01/31/1997                                              14735.60                    14035.70                    16360.30
02/28/1997                                              14843.20                    14138.10                    16510.90
03/31/1997                                              14662.10                    13965.60                    16291.30
04/30/1997                                              14726.60                    14027.10                    16428.10
05/31/1997                                              14898.90                    14191.20                    16676.20
06/30/1997                                              15034.50                    14320.30                    16854.60
07/31/1997                                              15387.80                    14656.90                    17321.50
08/31/1997                                              15273.90                    14548.40                    17158.70
09/30/1997                                              15423.60                    14691.00                    17362.90
10/31/1997                                              15491.50                    14755.60                    17474.00
11/30/1997                                              15541.00                    14802.80                    17577.10
12/31/1997                                              15727.50                    14980.50                    17833.70
01/31/1998                                              15867.50                    15113.80                    18017.40
02/28/1998                                              15832.60                    15080.60                    18022.80
03/31/1998                                              15815.20                    15064.00                    18039.00
04/30/1998                                              15732.90                    14985.60                    17957.80
05/31/1998                                              15962.60                    15204.40                    18241.60
06/30/1998                                              16004.20                    15244.00                    18312.70
07/31/1998                                              16023.40                    15262.20                    18358.50
08/31/1998                                              16266.90                    15494.20                    18643.10
09/30/1998                                              16483.30                    15700.30                    18876.10
10/31/1998                                              16501.40                    15717.60                    18876.10
11/30/1998                                              16527.80                    15742.70                    18942.20
12/31/1998                                              16577.40                    15790.00                    18989.50
01/31/1999                                              16778.00                    15981.00                    19215.50
02/28/1999                                              16627.00                    15837.20                    19130.90
03/31/1999                                              16603.70                    15815.00                    19157.70
04/30/1999                                              16660.10                    15868.80                    19205.60
05/31/1999                                              16490.20                    15706.90                    19094.20
06/30/1999                                              16214.80                    15444.60                    18819.30
07/31/1999                                              16245.60                    15474.00                    18887.00
08/31/1999                                              16049.00                    15286.70                    18735.90
09/30/1999                                              15972.00                    15213.30                    18743.40
10/31/1999                                              15719.70                    14973.00                    18541.00
11/30/1999                                              15927.20                    15170.60                    18737.50
12/31/1999                                              15783.80                    15034.10                    18597.00
01/31/2000                                              15641.80                    14898.80                    18515.20
02/29/2000                                              15923.30                    15167.00                    18729.90
03/31/2000                                              16342.10                    15565.80                    19138.20
04/30/2000                                              16206.40                    15436.60                    19025.30
05/31/2000                                              15989.30                    15229.80                    18926.40
06/30/2000                                              16512.10                    15727.80                    19427.90
07/31/2000                                              16769.70                    15973.20                    19698.00
08/31/2000                                              17028.00                    16219.20                    20001.30
09/30/2000                                              16907.10                    16104.00                    19897.30
10/31/2000                                              17073.60                    16262.60                    20114.20

The Lehman Brothers Municipal Bond Index is a broad-based, unmanaged index that tracks the performance of a selection of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

 CHANGE IN VALUE OF A $10,000 INVESTMENT IN ALL SHARE CLASSES 10/31/90-10/31/00

                              WITHOUT          WITH
                            SALES CHARGE   SALES CHARGE
  Class A                     $17,074        $16,263
  Class B                     $16,848        $16,848

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 10/31/00

  INCEPTION DATE           10/4/1984                     1/27/1999
   SHARE CLASS                 A                             B
                    WITHOUT          WITH         WITHOUT          WITH
                  SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
  1 Year              8.65%          3.49%          7.84%          2.84%
  5 Years             3.99%          2.99%          3.72%          3.39%
  10 Years            5.50%          4.98%          5.35%          5.35%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/00

   SHARE CLASS                 A                             B
                    WITHOUT          WITH         WITHOUT          WITH
                  SALES CHARGE   SALES CHARGE   SALES CHARGE   SALES CHARGE
  1 Year              5.84%          0.81%          5.05%          0.05%
  5 Years             3.99%          2.98%          3.73%          3.40%
  10 Years            5.51%          4.99%          5.37%          5.37%

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, and the maximum contingent deferred sales charge (CDSC) of 5% for one year and 2% for five years for Class B shares. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception date. These Class A share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and Class B shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class B shares would have been lower.

LIBERTY OREGON TAX-FREE FUND

INVESTMENT PORTFOLIO

OCTOBER 31, 2000    --------------------------------------------------
      PAR                        MUNICIPAL BONDS - 98.4%                    VALUE
----------------                 -----------------------                --------------
                                                      EDUCATION - 1.9%
                                                             EDUCATION
  $   300,000       Clackamas Community College District,
                      Series 1997,
                      5.400% 06/01/15.................................   $   304,965
                                                                         -------------
                                                     HEALTHCARE - 9.8%
                                                HEALTH SERVICES - 2.7%
      500,000       Benton County Hospital Facilities Authority,
                      Samaritan Health Services,
                      Series 1998,
                      5.125% 10/01/28.................................       417,130
                                                                         -------------
                                                       HOSPITAL - 7.1%
    1,000,000       Medford Hospital Facilities Authority,
                      Asante Health Systems,
                      Series 1998 B,
                      5.125% 08/15/28.................................       910,880
      198,000       Saint Charles Memorial Hospital, Inc.,
                      Saint Charles Hospital,
                      Series 1973 A,
                      6.750% 01/01/06.................................       207,516
                                                                         -------------
                                                                           1,118,396
                                                                         -------------
                                                        HOUSING - 8.3%
                                                   MULTI-FAMILY - 5.7%
    1,000,000       Portland Housing Authority,
                      Series 1998 A,
                      5.000% 01/01/19.................................       892,230
                                                                         -------------
                                                  SINGLE FAMILY - 2.6%
      300,000       State Department of Housing & Community Services:
                    Series 1997 E,
                      5.150% 07/01/13.................................       295,374
      110,000       Series 1998 A,
                      5.150% 07/01/15.................................       106,494
                                                                         -------------
                                                                             401,868
                                                                         -------------
                                                          OTHER - 9.6%
                                                     REFUNDED/ESCROWED
      500,000       Clackamas & Washington Counties School District
                      No. 3,
                      Series 1997,
                      5.150% 06/01/14.................................       501,140
      485,000       Oregon City,
                      Series 1997,
                      5.200% 10/01/15.................................       487,774

See notes to investment portfolio.

LIBERTY OREGON TAX-FREE FUND

OCTOBER 31, 2000    --------------------------------------------------
      PAR                      MUNICIPAL BONDS (CONTINUED)                  VALUE
----------------               ---------------------------              --------------
                                                     OTHER (CONTINUED)
                                         REFUNDED/ESCROWED (CONTINUED)
  $   400,000       State Department of General Services,
                      Real Property Financing Program,
                      Series 1992 A,
                      6.100% 09/01/06.................................   $   414,012
       95,000       Washington County United Sewer Agency,
                      Series 1992 A,
                      5.900% 10/01/06.................................        99,190
                                                                         -------------
                                                                           1,502,116
                                                                         -------------
                                                    TAX-BACKED - 45.2%
                                     LOCAL GENERAL OBLIGATIONS - 22.7%
      135,000       Bend County Service District,
                      Series 1996,
                      5.380% 06/01/11.................................       139,023
      250,000       Deschutes County,
                      Series 1998,
                      4.750% 12/01/12.................................       243,708
      160,000       Marion County School District No.103C,
                      Series 1995 A,
                      6.000% 11/01/05.................................       170,198
      100,000       Salem,
                      Series 1992 A,
                      5.880% 01/01/07.................................       101,234
      550,000       Salem-Keizer School District No.24J,
                      Series 1998,
                      4.880% 06/01/14.................................       533,759
    1,000,000       Tualatin Hills Parks & Recreation District,
                      Series 1998,
                      5.750% 03/01/15.................................     1,065,450
       15,000       Washington & Clackmas Counties School District
                      No.23,
                      Series 1993,
                      5.000% 01/01/05.................................        15,241
      400,000       Washington County School District No.48J,
                      Series 1998,
                      5.000% 08/01/17.................................       385,464

See notes to investment portfolio.

LIBERTY OREGON TAX-FREE FUND

OCTOBER 31, 2000    --------------------------------------------------
      PAR                      MUNICIPAL BONDS (CONTINUED)                  VALUE
----------------               ---------------------------              --------------
                                                TAX-BACKED (CONTINUED)
                                 LOCAL GENERAL OBLIGATIONS (CONTINUED)
  $    20,000       Washington County School District No.88J,
                      Series 1994,
                      6.100% 06/01/12.................................   $    21,015
      900,000       Washington, Multnomah & Yamhill Counties
                      School District,
                      Series 1998,
                      5.000% 11/01/14.................................       888,417
                                                                         -------------
                                                                           3,563,509
                                                                         -------------
                                       SPECIAL NON-PROPERTY TAX - 5.2%
      500,000       Commonwealth of Puerto Rico Infrastructure
                      Financing Authority,
                      Series 1997 A,
                      5.000% 07/01/13.................................       506,205
      300,000       Series B,
                      5.000% 07/01/13.................................       303,558
                                                                         -------------
                                                                             809,763
                                                                         -------------
                                           SPECIAL PROPERTY TAX - 1.0%
      150,000       Metro, Regional Center Project,
                      Series 1993 A,
                      5.000% 08/01/10.................................       150,933
                                                                         -------------
                                             STATE APPROPRIATED - 4.0%
      665,000       State Department of Administrative Services,
                      State Parks Project,
                      Series 1998 A,
                      4.750% 04/01/13.................................       631,770
                                                                         -------------
                                     STATE GENERAL OBLIGATIONS - 12.3%
      200,000       Northern Oregon Corrections Authority,
                      Gilliam Hood River,
                      Series 1997,
                      5.400% 09/15/16.................................       201,722
      175,000       Series 1979 LXI,
                      7.200% 07/01/04.................................       190,817
      250,000       Series 1979 LXI,
                      7.250% 07/01/06.................................       282,790
      200,000       Series 1979 LXI,
                      7.250% 01/01/07.................................       227,872
      100,000       Series 1980 LXII,
                      9.000% 04/01/03.................................       110,238
      180,000       Series 1980 LXII,
                      9.200% 04/01/08.................................       230,062

See notes to investment portfolio.

LIBERTY OREGON TAX-FREE FUND

OCTOBER 31, 2000    --------------------------------------------------
      PAR                      MUNICIPAL BONDS (CONTINUED)                  VALUE
----------------               ---------------------------              --------------
                                                TAX-BACKED (CONTINUED)
                                 STATE GENERAL OBLIGATIONS (CONTINUED)
  $   205,000       Series 1980 LXIII,
                      8.175% 07/01/04.................................   $   230,195
      200,000       Series 1980 LXIII,
                      8.250% 01/01/07.................................       238,257
      110,000       Series 1992 B,
                      6.000% 08/01/04.................................       114,565
       95,000       Series 1997 76A,
                      5.550% 04/01/09.................................        98,921
                                                                         -------------
                                                                           1,925,439
                                                                         -------------
                                                 TRANSPORTATION - 6.2%
                                                       AIRPORTS - 2.1%
      355,000       Portland, Portland International Airport,
                      Series 1998 12-A,
                      5.000% 07/01/18.................................       333,168
                                                                         -------------
                                                 TRANSPORTATION - 4.1%
      300,000       Commonwealth of Puerto Rico Highway &
                      Transportation Authority,
                    Series 1998 A,
                      5.500% 07/01/12.................................       319,953
      310,000       Series 1998 A,
                      5.500% 07/01/14.................................       328,665
                                                                         -------------
                                                                             648,618
                                                                         -------------
                                                       UTILITY - 13.8%
                                             MUNICIPAL ELECTRIC - 6.2%
      500,000       Puerto Rico Electric Power Authority:
                    Series 1998 EE,
                      5.250% 07/01/14.................................       512,925
      500,000       Series 1998 GG,
                      4.750% 07/01/21.................................       452,280
                                                                         -------------
                                                                             965,205
                                                                         -------------
                                                  WATER & SEWER - 7.6%
      500,000       McMinnville,
                      Series 1994 A,
                      5.000% 02/01/14.................................       491,690
      500,000       Molalla,
                      Series 1997,
                      5.200% 08/01/17.................................       495,875

See notes to investment portfolio.

LIBERTY OREGON TAX-FREE FUND

OCTOBER 31, 2000    --------------------------------------------------
      PAR                      MUNICIPAL BONDS (CONTINUED)                  VALUE
----------------               ---------------------------              --------------
                                                   UTILITY (CONTINUED)
                                             WATER & SEWER (CONTINUED)
  $   100,000       Portland,
                      Series 1993 A,
                      5.150% 03/01/08.................................   $   100,933
      100,000       Series 1995,
                      5.100% 08/01/08.................................       101,285
                                                                         -------------
                                                                           1,189,783
                                                                         -------------
                                                          OTHER - 3.6%
                                                     DESCHUTES COUNTY:
      420,000       Series 1998 A,
                      5.050% 06/01/17.................................       381,133
      100,000       Series 1998 A,
                      5.100% 06/01/18.................................        90,642
      100,000       Portland,
                      Series 1999 A,
                      5.125% 06/01/14.................................       100,235
                                                                         -------------
                                                                             572,010
                                                                         -------------
                                                 Total Municipal Bonds
                                              (cost of $15,540,763)(a)    15,426,903
                                                                         -------------
                                     OTHER ASSETS & LIABILITIES - 1.6%       253,843
                                                                         -------------
                                                     NET ASSETS - 100%   $15,680,746
                                                                         -------------
                                                                         -------------

NOTE TO INVESTMENT PORTFOLIO:
(a) Cost for federal income tax purpose is the same.

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2000

                                                                             LIBERTY        LIBERTY
                                                              LIBERTY       CONTRARIAN     CONTRARIAN
                                                             CONTRARIAN       EQUITY        BALANCED
                                                                FUND           FUND           FUND
                                                            ------------   ------------   ------------
ASSETS:
Investment at cost                                          $ 4,678,503    $74,248,645    $ 35,506,818
Appreciation                                                    952,838     15,826,690       3,893,087
                                                            ------------   ------------   ------------
Investment at market                                          5,631,341     90,075,335      39,399,905
Short-term obligations                                          243,000      2,844,000       1,769,000
Cash                                                                 --            645             281
Receivables for:
 Investments sold                                               282,790      2,983,530         734,014
 Fund shares sold                                                   471          3,483          24,835
 Dividends                                                        3,067         49,209          12,499
 Interest                                                            44            519         201,177
 Expense reimbursement due from Advisor                          13,858             --          16,993
Other                                                               372          4,416           2,893
                                                            ------------   ------------   ------------
                                                              6,174,943     95,961,137      42,161,597
                                                            ------------   ------------   ------------
LIABILITIES:
Payable due to custodian bank                                   124,441         29,785
Payable for:
 Investments purchased                                          194,903      3,328,173         906,815
 Fund shares repurchased                                             --         50,524             761
Accrued:
 Management fee                                                   3,674         62,758          28,771
 Administrator fee                                                  230          3,346           1,441
 Service fee                                                         --            700             956
 Bookkeeping fee                                                     --          3,097           1,463
 Transfer Agent fee                                                 609             --              --
 Interest expense                                                    --             --             392
 Distribution fee - Class B                                         149            488               6
 Distribution fee - Class C                                           6              5              --
 Other                                                           31,446        107,176          36,440
                                                            ------------   ------------   ------------
                                                                355,458      3,586,052         977,045
                                                            ------------   ------------   ------------
NET ASSETS:                                                 $ 5,819,485    $92,375,085    $ 41,184,552
                                                            ------------   ------------   ------------
                                                            ------------   ------------   ------------
COMPOSITION OF NET ASSETS
 Capital paid in                                            $ 4,519,792    $66,812,914    $ 34,224,768
 Undistributed (overdistributed) net investment income
   (loss)                                                        (2,299)       214,425          89,046
 Accumulated net realized gain                                  349,154      9,521,056       2,977,651
 Net unrealized appreciation                                    952,838     15,826,690       3,893,087
                                                            ------------   ------------   ------------
                                                            ------------   ------------   ------------
                                                            $ 5,819,485    $92,375,085    $ 41,184,552
                                                            ------------   ------------   ------------
                                                            ------------   ------------   ------------
CLASS A
 Net Assets                                                 $ 4,653,661    $81,748,461    $ 25,540,151
 Shares outstanding                                             336,448      4,031,999       1,880,024
                                                            ------------   ------------   ------------
                                                            ------------   ------------   ------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE              $     13.83(a) $     20.27(a) $      13.59(a)
                                                            ------------   ------------   ------------
                                                            ------------   ------------   ------------
MAXIMUM OFFERING PRICE PER SHARE (NAV/(1-SALES LOAD))       $     14.67(b) $     21.51(b) $      14.42(b)
                                                            ------------   ------------   ------------
                                                            ------------   ------------   ------------
CLASS B
 Net Assets                                                 $ 1,104,629    $   627,729    $    128,641
 Shares outstanding                                              81,031         31,451           9,492
                                                            ------------   ------------   ------------
                                                            ------------   ------------   ------------
NET ASSET VALUE AND OFFERING PRICE PER SHARE                $     13.63(a) $     19.96(a) $      13.55(a)
                                                            ------------   ------------   ------------
                                                            ------------   ------------   ------------
CLASS C
 Net Assets                                                 $    61,195    $     6,164    $      3,965
 Shares outstanding                                               4,490            309             292
                                                            ------------   ------------   ------------
                                                            ------------   ------------   ------------
NET ASSET VALUE AND OFFERING PER SHARE                      $     13.63(a) $     19.97(a) $      13.57(a)
                                                            ------------   ------------   ------------
                                                            ------------   ------------   ------------
CLASS I
 Net Assets                                                          --    $ 9,992,731    $ 15,511,795
 Shares outstanding                                                  --        489,346       1,144,636
                                                            ------------   ------------   ------------
                                                            ------------   ------------   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE             --    $     20.42    $      13.55
                                                            ------------   ------------   ------------
                                                            ------------   ------------   ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

October 31, 2000

                                            LIBERTY                                      LIBERTY
                                           CONTRARIAN      LIBERTY        LIBERTY         OREGON
                                           SMALL-CAP       SPECIAL       CONTRARIAN      TAX-FREE
                                              FUND           FUND       INCOME FUND        FUND
                                          ------------   ------------   ------------   ------------
ASSETS:
Investment at cost                        $32,012,167    $46,250,108    $ 8,868,751    $ 15,540,763
(Depreciation)                             (3,064,097)    (4,318,929)       (58,133)       (113,860)
                                          ------------   ------------   ------------   ------------
Investment at market                       28,948,070     41,931,179      8,810,618      15,426,903
Short-term obligations                      1,554,000        805,000         85,000              --
Cash                                              569            711             --              --
Receivables for:
 Investments sold                             857,815      1,173,887            696         205,720
 Fund shares sold                              18,163        298,495         21,759              --
 Dividends                                      1,339            830             --              --
 Interest                                         284            147        153,930         239,704
 Expense reimbursement due from Advisor/
   Administrator                               13,920         61,562             --              --
Other                                          35,464             --             --              --
                                          ------------   ------------   ------------   ------------
                                           31,429,624     44,271,811      9,072,003      15,872,327
                                          ------------   ------------   ------------   ------------
LIABILITIES:
Payable due to custodian bank                      --                        31,093         127,460
Expense reimbursement payable to
 Advisor/ Administrator                            --             --          7,012          11,335
Payable for:
 Investments purchased                        426,640         35,214             --              --
 Fund shares repurchased                        2,858         82,887         12,180           1,363
 Distributions                                     --             --             --          18,902
Accrued:
 Management fee                                24,035         36,864          5,606           6,651
 Administrator fee                              1,205          1,986            374             665
 Service fee                                      534         11,122             --              --
 Bookkeeping fee                                2,071          2,034          1,967           1,967
 Transfer Agent fee                                --          6,537             --           1,628
 Distribution fee - Class B                        --             --             41             101
 Distribution fee - Class C                        --             --             12              --
 Other                                         48,370        143,261         40,877          21,509
                                          ------------   ------------   ------------   ------------
                                              505,713        319,905         99,162         191,581
                                          ------------   ------------   ------------   ------------
NET ASSETS:                               $30,923,911    $43,951,906    $ 8,972,841    $ 15,680,746
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
COMPOSITION OF NET ASSETS
 Capital paid in                          $62,133,934    $103,527,845   $ 9,032,156    $ 15,733,455
 Undistributed (overdistributed) net
   investment income (loss)                    (3,221)        (3,867)        12,797         182,575
 Accumulated net realized (loss)          (28,142,705)   (55,253,143)       (13,979)       (121,424)
 Net unrealized (depreciation)             (3,064,097)    (4,318,929)       (58,133)       (113,860)
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
                                          $30,923,911    $43,951,906    $ 8,972,841    $ 15,680,746
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
CLASS A
 Net Assets                               $ 6,059,532    $43,951,906    $ 4,650,677    $ 15,573,952
 Shares outstanding                           523,500      4,282,294        458,378       1,298,419
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
NET ASSET VALUE AND REDEMPTION PRICE PER
 SHARE                                    $     11.58(a) $     10.26(a) $     10.15(a) $      11.99(a)
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
MAXIMUM OFFERING PRICE PER SHARE
 (NAV/(1-SALES LOAD))                     $     12.29(b) $     10.89(b) $     10.66(b) $      12.59(b)
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
CLASS B
 Net Assets                                        --             --    $   409,341    $    106,794
 Shares outstanding                                --             --         39,913           8,906
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
NET ASSET VALUE AND OFFERING PRICE PER
 SHARE                                             --             --    $     10.26(a) $      11.99(a)
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
CLASS C
 Net Assets                                        --             --    $   112,050              --
 Shares outstanding                                --             --         10,945              --
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
NET ASSET VALUE AND OFFERING PER SHARE             --             --    $     10.24(a)           --
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
CLASS I
 Net Assets                               $24,864,379             --    $   107,613              --
 Shares outstanding                         2,121,289             --         10,652              --
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                          $     11.72(a)          --    $     10.10              --
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
CLASS Z
 Net Assets                                        --             --    $ 3,693,160              --
 Shares outstanding                                --             --        365,110              --
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE                                   --             --    $     10.12              --
                                          ------------   ------------   ------------   ------------
                                          ------------   ------------   ------------   ------------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.
See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2000

                                                                    LIBERTY      LIBERTY
                                                      LIBERTY     CONTRARIAN    CONTRARIAN
                                                     CONTRARIAN     EQUITY       BALANCED
                                                        FUND         FUND          FUND
                                                     ----------   -----------   ----------
INVESTMENT INCOME
 Interest                                            $ 20,162     $  237,927    $1,399,350
 Dividends                                             51,396      1,516,671       383,507
                                                     ----------   -----------   ----------
                                                       71,558      1,754,598     1,782,857
EXPENSES
 Management fee                                        37,259      1,028,570       454,242
 Administration fee                                     2,329         51,680        22,712
 Service fee - Class A                                 10,224        228,745        73,928
 Service fee - Class B                                  1,358          1,288           137
 Service fee - Class C                                     74             23             8
 Distribution fee - Class B                             4,074          3,853           410
 Distribution fee - Class C                               221             70            24
 Transfer agent fee - Class A, Class B, Class C,
   Class Z                                              7,403        167,991        55,576
 Transfer agent fee - Class I                              --            294           400
 Bookkeeping fee                                       27,000         45,676        27,000
 Trustees fee                                           5,316          9,822         6,366
 Custodian fee                                          1,596          6,206         6,534
 Interest                                                  --             --         2,702
 Audit fee                                             15,129         38,434        15,286
 Legal fee                                              5,061          6,428           844
 Registration fee                                      33,129         22,308        22,742
 Reports to shareholders                                2,196         45,210         5,888
 Amortization of deferred organization expenses            --             --           728
 Other                                                  2,940         31,472         3,880
                                                     ----------   -----------   ----------
                                                      155,309      1,688,070       699,407
 Fees and expenses waived or borne by the Advisor:
   Class A, Class B, Class C, Class Z                 (76,483)      (214,163)      (76,000)
   Class I                                                 --        (31,840)      (44,051)
                                                     ----------   -----------   ----------
NET EXPENSES                                           78,826      1,442,067       579,356
                                                     ----------   -----------   ----------
NET INVESTMENT INCOME (LOSS)                           (7,268)       312,531     1,203,501
                                                     ----------   -----------   ----------
NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO
 POSITIONS
 Net realized gain on investments                     381,023     16,044,310     4,615,019
 Net change in unrealized appreciation on
   investments                                        839,230      6,378,062     1,321,917
                                                     ----------   -----------   ----------
NET GAIN ON INVESTMENTS                              1,220,253    22,422,372     5,936,936
                                                     ----------   -----------   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $1,212,985   $22,734,903   $7,140,437
                                                     ----------   -----------   ----------
                                                     ----------   -----------   ----------

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

For the Year Ended October 31, 2000

                                      LIBERTY                    LIBERTY      LIBERTY
                                    CONTRARIAN      LIBERTY     CONTRARIAN     OREGON
                                     SMALL-CAP      SPECIAL       INCOME      TAX-FREE
                                       FUND          FUND          FUND         FUND
                                    -----------   -----------   ----------   ----------
INVESTMENT INCOME
 Interest                           $   53,947    $  275,811    $ 547,078    $  944,874
 Dividends                             131,426        94,903           --            --
                                    -----------   -----------   ----------   ----------
                                       185,373       370,714      547,078       944,874
EXPENSES
 Management fee                        323,526       467,595       61,002        87,820
 Administration fee                     16,179        23,523        4,066         8,782
 Service fee - Class A                  16,981       116,006        9,434        43,491
 Service fee - Class B                      --            --          306            --
 Service fee - Class C                      --            --           39            --
 Distribution fee - Class B                 --            --          906           436
 Distribution fee - Class C                 --            --          116            --
 Transfer agent fee - Class A,
   Class B, Class C, Class Z            21,617       157,033       13,364        23,925
 Transfer agent fee - Class I              641            --            2            --
 Bookkeeping fee                        27,000        27,000       27,000        27,000
 Trustees fee                            6,492         7,249        5,645         5,465
 Custodian fee                           6,588        15,353        1,311        11,886
 Interest                                1,287       357,617           --            --
 Audit fee                              11,682        15,995        8,192         7,462
 Legal fee                               6,930        15,468        4,823         6,595
 Registration fee                       43,458        24,421       41,725         1,851
 Reports to shareholders                 2,838        89,379        2,098         5,162
 Amortization of deferred
   organization expenses                25,862            --           --            --
 Other                                   4,480         9,003        1,594         2,884
                                    -----------   -----------   ----------   ----------
                                       515,561     1,325,642      181,623       232,759
 Fees and expenses waived or borne
   by the Advisor:
   Class A, Class B, Class C,
     Class Z                           (28,719)     (625,142)    (124,884)      (61,705)
   Class I                            (117,510)           --       (1,645)           --
                                    -----------   -----------   ----------   ----------
NET EXPENSES                           369,332       700,500       55,094       171,054
                                    -----------   -----------   ----------   ----------
NET INVESTMENT INCOME (LOSS)          (183,959)     (329,786)     491,984       773,820
                                    -----------   -----------   ----------   ----------
NET REALIZED & UNREALIZED GAIN
 (LOSS) ON PORTFOLIO POSITIONS
 Net realized (loss) on
   investments                      (5,103,099)   (6,398,417)     (13,932)     (120,024)
 Net change in unrealized
   depreciation on investments      16,905,788    25,028,816       55,055       729,749
                                    -----------   -----------   ----------   ----------
NET GAIN ON INVESTMENTS             11,802,689    18,630,399       41,123       609,725
                                    -----------   -----------   ----------   ----------
NET INCREASE IN NET ASSETS FROM
 OPERATIONS                         $11,618,730   $18,300,613   $ 533,107    $1,383,545
                                    -----------   -----------   ----------   ----------
                                    -----------   -----------   ----------   ----------

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                   LIBERTY
                                                               CONTRARIAN FUND
                                                       -------------------------------
                                                            YEAR            PERIOD
                                                           ENDED            ENDED
                                                        OCTOBER 31,      OCTOBER 31,
                                                       --------------   --------------
                                                            2000           1999(a)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment loss                                    $   (7,268)      $   (5,261)
  Net realized gain (loss)                                  381,023           (6,502)
  Net change in unrealized appreciation                     839,230          113,608
                                                       -------------    -------------
  Net Increase in Operations                              1,212,985          101,845
FUND SHARE TRANSACTIONS:
  Receipts for shares sold-Class A                          480,482        3,235,295
  Cost of shares repurchased-Class A                       (206,676)         (82,256)
                                                       -------------    -------------
                                                            273,806        3,153,039
                                                       -------------    -------------
  Receipts for shares sold-Class B*                         951,757          232,547
  Cost of shares repurchased-Class B*                      (161,427)            (264)
                                                       -------------    -------------
                                                            790,330          232,283
                                                       -------------    -------------
  Receipts for shares sold-Class C*                          50,332            9,529
  Cost of shares repurchased-Class C*                        (4,664)              --
                                                       -------------    -------------
                                                             45,668            9,529
                                                       -------------    -------------
  Net Increase from Fund Share Transactions               1,109,804        3,394,851
                                                       -------------    -------------
  Total Increase                                          2,322,789        3,496,426
NET ASSETS
  Beginning of period                                     3,496,696               --
                                                       -------------    -------------
  End of period                                          $5,819,485       $3,496,696
                                                       -------------    -------------
                                                       -------------    -------------
Undistributed (Overdistributed) Net Investment Income    $   (2,299)      $   (1,040)
                                                       -------------    -------------
                                                       -------------    -------------
NUMBER OF FUND SHARES:
  Sold-Class A                                               36,377          322,801
  Repurchased-Class A                                       (15,504)          (7,226)
                                                       -------------    -------------
                                                             20,873          315,575
                                                       -------------    -------------
  Sold-Class B*                                              73,344           20,234
  Repurchased-Class B*                                      (12,524)             (23)
                                                       -------------    -------------
                                                             60,820           20,211
                                                       -------------    -------------
  Sold-Class C*                                               3,933              917
  Repurchased-Class C*                                         (360)              --
                                                       -------------    -------------
                                                              3,573              917
                                                       -------------    -------------

(a) The Fund commenced investment operations on December 1, 1998.

 *  Class B and Class C shares were initially offered on September 15, 1999.

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                             LIBERTY CONTRARIAN
                                                                 EQUITY FUND
                                                       -------------------------------
                                                            YEAR             YEAR
                                                           ENDED            ENDED
                                                        OCTOBER 31,      OCTOBER 31,
                                                       --------------   --------------
                                                            2000           1999(a)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income                                 $    312,531    $     413,265
  Net realized gain                                       16,044,310       16,616,334
  Net change in unrealized appreciation/depreciation       6,378,062       (3,203,399)
                                                       -------------    -------------
  Net Increase in Operations                              22,734,903       13,826,200
DISTRIBUTIONS:
  From net investment income-Class A                              --       (1,254,599)
  From net realized gains-Class A                         (3,026,972)      (7,391,449)
  From net realized gains-Class B                            (14,212)              --
  From net realized gains-Class C                               (214)              --
  From net investment income-Class I                              --         (288,497)
  From net realized gains-Class I                           (384,942)        (919,801)
                                                       -------------    -------------
                                                          19,308,563        3,971,854
                                                       -------------    -------------
FUND SHARE TRANSACTIONS:
  Receipts for shares sold-Class A                         9,647,674       75,426,893
  Value of distributions reinvested-Class A                2,846,963        8,116,009
  Cost of shares repurchased-Class A                     (50,276,277)    (211,486,686)
                                                       -------------    -------------
                                                         (37,781,640)    (127,943,784)
                                                       -------------    -------------
  Receipts for shares sold-Class B                           386,086          520,696
  Value of distributions reinvested-Class B                   13,540               --
  Cost of shares repurchased-Class B                        (325,968)             (71)
                                                       -------------    -------------
                                                              73,658          520,625
                                                       -------------    -------------
  Receipts for shares sold-Class C                             6,815            6,940
  Value of distributions reinvested-Class C                      213               --
  Cost of shares repurchased-Class C                          (8,948)              --
                                                       -------------    -------------
                                                              (1,920)           6,940
                                                       -------------    -------------
  Receipts for shares sold-Class I                           656,260        2,581,967
  Value of distributions reinvested-Class I                  378,109        1,074,278
  Cost of shares repurchased-Class I                      (7,348,281)     (17,421,639)
                                                       -------------    -------------
                                                          (6,313,912)     (13,765,394)
                                                       -------------    -------------
  Net Decrease from Fund Share Transactions              (44,023,814)    (141,181,613)
                                                       -------------    -------------
  Total Decrease                                         (24,715,251)    (137,209,759)
NET ASSETS
Beginning of period                                      117,090,336      254,300,095
                                                       -------------    -------------
End of period                                           $ 92,375,085    $ 117,090,336
                                                       -------------    -------------
                                                       -------------    -------------
Undistributed (Overdistributed) Net Investment Income   $    214,425    $      (2,679)
                                                       -------------    -------------
                                                       -------------    -------------

(a) Class B and Class C shares were initially offered on January 27, 1999.

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                             LIBERTY CONTRARIAN
                                                                 EQUITY FUND
                                                       -------------------------------
                                                            YEAR             YEAR
                                                           ENDED            ENDED
                                                        OCTOBER 31,      OCTOBER 31,
                                                       --------------   --------------
                                                            2000           1999(a)
NUMBER OF FUND SHARES:
Sold-Class A                                                520,946         4,419,062
Issued for distributions reinvested-Class A                 167,272           496,999
Repurchased-Class A                                      (2,759,882)      (12,462,492)
                                                       -------------    -------------
                                                         (2,071,664)       (7,546,431)
                                                       -------------    -------------
Sold-Class B                                                 20,869            28,000
Issued for distributions reinvested-Class B                     802                --
Repurchased-Class B                                         (18,216)               (4)
                                                       -------------    -------------
                                                              3,455            27,996
                                                       -------------    -------------
Sold-Class C                                                    377               383
Issued for distributions reinvested-Class C                      13                --
Repurchased-Class C                                            (464)               --
                                                       -------------    -------------
                                                                (74)              383
                                                       -------------    -------------
Sold-Class I                                                 34,798           152,513
Issued for distributions reinvested-Class I                  22,150            65,866
Repurchased-Class I                                        (411,031)       (1,036,701)
                                                       -------------    -------------
                                                           (354,083)         (818,322)
                                                       -------------    -------------

(a) Class B and Class C shares were initially offered on January 27, 1999.

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                             LIBERTY CONTRARIAN
                                                                BALANCED FUND
                                                       -------------------------------
                                                            YEAR             YEAR
                                                           ENDED            ENDED
                                                        OCTOBER 31,      OCTOBER 31,
                                                       --------------   --------------
                                                            2000           1999(a)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income                                 $  1,203,501     $  1,739,694
  Net realized gain                                        4,615,019        5,979,039
  Net change in unrealized appreciation/depreciation       1,321,917       (3,117,510)
                                                       -------------    -------------
  Net Increase in Operations                               7,140,437        4,601,203
DISTRIBUTIONS:
  From net investment income-Class A                        (875,577)      (1,024,235)
  From net realized gains-Class A                         (2,418,087)      (1,378,198)
  From net investment income-Class B                          (1,643)            (186)
  From net realized gains-Class B                             (1,994)              --
  From net investment income-Class C                             (68)             (24)
  From net realized gains-Class C                               (191)              --
  From net investment income-Class I                        (542,875)        (731,632)
  From net realized gains-Class I                         (1,309,207)        (723,750)
                                                       -------------    -------------
                                                           1,990,795          743,178
                                                       -------------    -------------
FUND SHARE TRANSACTIONS:
  Receipts for shares sold-Class A                         2,323,800        2,052,293
  Value of distributions reinvested-Class A                2,997,361        2,231,687
  Cost of shares repurchased-Class A                     (18,860,834)     (34,679,599)
                                                       -------------    -------------
                                                         (13,539,673)     (30,395,619)
                                                       -------------    -------------
  Receipts for shares sold-Class B                           242,034           31,130
  Value of distributions reinvested-Class B                    3,637              187
  Cost of shares repurchased-Class B                        (150,117)            (395)
                                                       -------------    -------------
                                                              95,554           30,922
                                                       -------------    -------------
  Receipts for shares sold-Class C                               675            2,995
  Value of distributions reinvested-Class C                      259               24
  Cost of shares repurchased-Class C                             (15)              --
                                                       -------------    -------------
                                                                 919            3,019
                                                       -------------    -------------
  Receipts for shares sold-Class I                         1,413,787        1,839,007
  Value of distributions reinvested-Class I                1,830,563        1,456,135
  Cost of shares repurchased-Class I                      (9,618,314)     (16,069,684)
                                                       -------------    -------------
                                                          (6,373,964)     (12,774,542)
                                                       -------------    -------------
  Net Decrease from Fund Share Transactions              (19,817,164)     (43,136,220)
                                                       -------------    -------------
  Total Decrease                                         (17,826,369)     (42,393,042)
NET ASSETS
Beginning of period                                       59,010,921      101,403,963
                                                       -------------    -------------
End of period                                           $ 41,184,552     $ 59,010,921
                                                       -------------    -------------
                                                       -------------    -------------
Undistributed (Overdistributed) Net Investment Income   $     89,046     $    329,416
                                                       -------------    -------------
                                                       -------------    -------------

(a) Class B and Class C shares were initially offered on January 27, 1999.

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                             LIBERTY CONTRARIAN
                                                                BALANCED FUND
                                                       -------------------------------
                                                            YEAR             YEAR
                                                           ENDED            ENDED
                                                        OCTOBER 31,      OCTOBER 31,
                                                       --------------   --------------
                                                            2000           1999(a)
NUMBER OF FUND SHARES:
Sold-Class A                                                179,131          155,941
Issued for distributions reinvested-Class A                 244,999          175,603
Repurchased-Class A                                      (1,499,281)      (2,660,810)
                                                       -------------    -------------
                                                         (1,075,151)      (2,329,266)
                                                       -------------    -------------
Sold-Class B                                                 18,469            2,313
Issued for distributions reinvested-Class B                     291               14
Repurchased-Class B                                         (11,567)             (28)
                                                       -------------    -------------
                                                              7,193            2,299
                                                       -------------    -------------
Sold-Class C                                                     51              219
Issued for distributions reinvested-Class C                      21                2
Repurchased-Class C                                              (1)              --
                                                       -------------    -------------
                                                                 71              221
                                                       -------------    -------------
Sold-Class I                                                110,721          142,253
Issued for distributions reinvested-Class I                 149,593          114,631
Repurchased-Class I                                        (774,969)      (1,229,687)
                                                       -------------    -------------
                                                           (514,655)        (972,803)
                                                       -------------    -------------

(a) Class B and Class C shares were initially offered on January 27, 1999.

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                            LIBERTY CONTRARIAN
                                                              SMALL-CAP FUND
                                                     --------------------------------
                                                          YEAR              YEAR
                                                         ENDED             ENDED
                                                      OCTOBER 31,       OCTOBER 31,
                                                     --------------    --------------
                                                          2000              1999
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment loss                                 $   (183,959)     $   (275,150)
  Net realized loss                                     (5,103,099)      (22,918,425)
  Net change in unrealized appreciation                 16,905,788        23,557,586
                                                     -------------     -------------
  Net Increase in Operations                            11,618,730           364,011
DISTRIBUTIONS:
  From net realized gains-Class A                               --           (59,988)
  In excess of net realized gains-Class A                       --           (18,856)
  From net investment gains-Class I                             --          (254,415)
  In excess of net realized gains-Class I                       --           (79,968)
                                                     -------------     -------------
                                                                --           (49,216)
                                                     -------------     -------------
FUND SHARE TRANSACTIONS:
  Receipts for shares sold-Class A                       9,989,015         4,729,406
  Value of distributions reinvested-Class A                     --            72,137
  Cost of shares repurchased-Class A                   (13,353,321)      (12,006,322)
                                                     -------------     -------------
                                                        (3,364,306)       (7,204,779)
                                                     -------------     -------------
  Receipts for shares sold-Class I                       5,479,796        14,429,080
  Value of distributions reinvested-Class I                     --           309,467
  Cost of shares repurchased-Class I                   (14,185,836)      (53,110,089)
                                                     -------------     -------------
                                                        (8,706,040)      (38,371,542)
                                                     -------------     -------------
  Net Decrease from Fund Share Transactions            (12,070,346)      (45,576,321)
                                                     -------------     -------------
  Total Decrease                                          (451,616)      (45,625,537)
NET ASSETS
  Beginning of period                                   31,375,527        77,001,064
                                                     -------------     -------------
  End of period                                       $ 30,923,911      $ 31,375,527
                                                     -------------     -------------
                                                     -------------     -------------
Undistributed (Overdistributed) Net Investment
  Income                                              $     (3,221)     $     (1,702)
                                                     -------------     -------------
                                                     -------------     -------------
NUMBER OF FUND SHARES:
  Sold-Class A                                             983,717           518,133
  Issued for distributions reinvested-Class A                   --             8,006
  Repurchased-Class A                                   (1,308,287)       (1,350,075)
                                                     -------------     -------------
                                                          (324,570)         (823,936)
                                                     -------------     -------------
  Sold-Class I                                             500,872         1,631,965
  Issued for distributions reinvested-Class I                   --            34,233
  Repurchased-Class I                                   (1,366,566)       (5,886,724)
                                                     -------------     -------------
                                                          (865,694)       (4,220,526)
                                                     -------------     -------------

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                   LIBERTY
                                                                SPECIAL FUND
                                                       -------------------------------
                                                            YEAR             YEAR
                                                           ENDED            ENDED
                                                        OCTOBER 31,      OCTOBER 31,
                                                       --------------   --------------
                                                            2000             1999
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment loss                                   $   (329,786)    $   (650,567)
  Net realized loss                                       (6,398,417)     (27,640,698)
  Net change in unrealized appreciation                   25,028,816       21,898,716
                                                       -------------    -------------
  Net Increase (Decrease) in Operations                   18,300,613       (6,392,549)
FUND SHARE TRANSACTIONS:
  Receipts for shares sold                                 9,886,816       28,680,609
  Cost of shares repurchased                             (31,707,379)     (79,319,894)
                                                       -------------    -------------
  Net Decrease from Fund Share Transactions              (21,820,563)     (50,639,285)
                                                       -------------    -------------
  Total Decrease                                          (3,519,950)     (57,031,834)
NET ASSETS
  Beginning of period                                     47,471,856      104,503,690
                                                       -------------    -------------
  End of period                                         $ 43,951,906     $ 47,471,856
                                                       -------------    -------------
                                                       -------------    -------------
Undistributed (Overdistributed) Net Investment Income   $     (3,867)    $     (1,888)
                                                       -------------    -------------
                                                       -------------    -------------
NUMBER OF FUND SHARES:
  Sold                                                     1,007,022        3,351,118
  Repurchased                                             (3,536,786)      (9,447,772)
                                                       -------------    -------------
                                                          (2,529,764)      (6,096,654)
                                                       -------------    -------------

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                 LIBERTY
                                                          CONTRARIAN INCOME FUND
                                                     --------------------------------
                                                          YEAR              YEAR
                                                         ENDED             ENDED
                                                      OCTOBER 31,       OCTOBER 31,
                                                     --------------    --------------
                                                          2000            1999(a)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income                                   491,984           328,456
  Net realized gain (loss)                                (13,932)           92,322
  Net change in unrealized
    appreciation/depreciation                              55,055          (362,140)
                                                     -------------     -------------
  Net Increase in Operations                              533,107            58,638
DISTRIBUTIONS:
  From net investment income-Class A                     (213,222)         (280,146)
  From net realized gains-Class A                         (18,546)         (160,374)
  From net investment income-Class B                       (6,171)              (50)
  From net realized gains-Class B                            (323)               --
  From net investment income-Class C                         (855)               (7)
  From net realized gains-Class C                              (5)               --
  From net investment income-Class I                       (6,506)           (6,305)
  From net realized gains-Class I                            (543)           (2,044)
  From net investment income-Class Z                     (242,669)          (43,797)
  From net realized gains-Class Z                         (23,664)               --
                                                     -------------     -------------
                                                           20,603          (434,085)
                                                     -------------     -------------
FUND SHARE TRANSACTIONS:
  Receipts for shares sold-Class A                      2,306,445           977,689
  Value of distributions reinvested-Class A               134,681           324,283
  Cost of shares repurchased-Class A                   (1,655,188)       (5,862,851)
                                                     -------------     -------------
                                                          785,938        (4,560,879)
                                                     -------------     -------------
  Receipts for shares sold-Class B                        504,331            16,204
  Value of distributions reinvested-Class B                 5,616                38
  Cost of shares repurchased-Class B                     (119,944)               --
                                                     -------------     -------------
                                                          390,003            16,242
                                                     -------------     -------------
  Receipts for shares sold-Class C                        134,752             1,000
  Value of distributions reinvested-Class C                   635                 7
  Cost of shares repurchased-Class C                      (24,809)               --
                                                     -------------     -------------
                                                          110,578             1,007
                                                     -------------     -------------
  Value of distributions reinvested-Class I                 7,050             8,481
                                                     -------------     -------------
  Receipts for shares sold-Class Z                        210,998         4,231,282
  Value of distributions reinvested-Class Z               266,325            46,492
  Cost of shares repurchased-Class Z                   (1,025,855)               --
                                                     -------------     -------------
                                                         (548,532)        4,277,774
                                                     -------------     -------------
  Net Increase (Decrease) from Fund Share
    Transactions                                          745,037          (257,375)
                                                     -------------     -------------
  Total Increase (Decrease)                               765,640          (691,460)
NET ASSETS
Beginning of period                                     8,207,201         8,898,661
                                                     -------------     -------------
End of period                                         $ 8,972,841       $ 8,207,201
                                                     -------------     -------------
                                                     -------------     -------------
Undistributed (Overdistributed) Net Investment
  Income                                              $    12,797       $    (9,431)
                                                     -------------     -------------
                                                     -------------     -------------

(a) Class B, Class C and Class Z shares were initially offered on September 15, 1999.

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                 LIBERTY
                                                          CONTRARIAN INCOME FUND
                                                     --------------------------------
                                                          YEAR              YEAR
                                                         ENDED             ENDED
                                                      OCTOBER 31,       OCTOBER 31,
                                                     --------------    --------------
                                                          2000            1999(a)
NUMBER OF FUND SHARES:
Sold-Class A                                               229,015            93,007
Issued for distributions reinvested-Class A                 13,419            30,812
Repurchased-Class A                                       (164,221)         (552,474)
                                                     -------------     -------------
                                                            78,213          (428,655)
                                                     -------------     -------------
Sold-Class B                                                49,515             1,596
Issued for distributions reinvested-Class B                    553                 4
Repurchased-Class B                                        (11,755)               --
                                                     -------------     -------------
                                                            38,313             1,600
                                                     -------------     -------------
Sold-Class C                                                13,204                99
Issued for distributions reinvested-Class C                     62                 1
Repurchased-Class C                                         (2,420)               --
                                                     -------------     -------------
                                                            10,846               100
                                                     -------------     -------------
Issued for distributions reinvested-Class I                    706               812
                                                     -------------     -------------
Sold-Class Z                                                20,862           415,297
Issued for distributions reinvested-Class Z                 26,641             4,615
Repurchased-Class Z                                       (102,304)               --
                                                     -------------     -------------
                                                           (54,801)          419,912
                                                     -------------     -------------

(a) Class B, Class C and Class Z shares were initially offered on September 15, 1999.

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                 LIBERTY
                                                           OREGON TAX-FREE FUND
                                                     --------------------------------
                                                          YEAR              YEAR
                                                         ENDED             ENDED
                                                      OCTOBER 31,       OCTOBER 31,
                                                     --------------    --------------
                                                          2000            1999(a)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income                               $   773,820       $   975,806
  Net realized gain (loss)                               (120,024)          176,439
  Net change in unrealized
    appreciation/depreciation                             729,749        (2,201,977)
                                                     ------------      -------------
  Net Increase (Decrease) from Operations               1,383,545        (1,049,732)
DISTRIBUTIONS:
  From net investment income-Class A                     (772,537)         (977,765)
  From net realized gains-Class A                        (146,853)         (620,463)
  From net investment income-Class B                       (2,130)             (764)
  From net realized gains-Class B                            (380)               --
                                                     -------------     -------------
                                                          461,645        (2,648,724)
                                                     -------------     -------------
FUND SHARE TRANSACTIONS:
  Receipts for shares sold-Class A                        394,072           565,418
  Value of distributions reinvested-Class A               701,663         1,239,295
  Cost of shares repurchased-Class A                   (6,549,617)       (4,182,093)
                                                     -------------     -------------
                                                       (5,453,882)       (2,377,380)
                                                     -------------     -------------
  Receipts for shares sold-Class B                         50,000            54,532
  Value of distributions reinvested-Class B                 2,454               712
                                                     -------------     -------------
                                                           52,454            55,244
                                                     -------------     -------------
  Net Decrease from Fund Share Transactions            (5,401,428)       (2,322,136)
                                                     -------------     -------------
  Total Decrease                                       (4,939,783)       (4,970,860)
NET ASSETS
Beginning of period                                    20,620,529        25,591,389
                                                     -------------     -------------
End of period                                         $15,680,746       $20,620,529
                                                     -------------     -------------
                                                     -------------     -------------
Undistributed (Overdistributed) Net Investment
  Income                                              $   182,575       $   182,022
                                                     -------------     -------------
                                                     -------------     -------------

(a) Class B shares were initially offered on January 27, 1999.

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                                 LIBERTY
                                                           OREGON TAX-FREE FUND
                                                     --------------------------------
                                                          YEAR              YEAR
                                                         ENDED             ENDED
                                                      OCTOBER 31,       OCTOBER 31,
                                                     --------------    --------------
                                                          2000            1999(a)
NUMBER OF FUND SHARES:
Sold-Class A                                              33,573            45,385
Issued for distributions reinvested-Class A               60,150            99,282
Repurchased-Class A                                     (564,828)         (339,345)
                                                     -----------       -------------
                                                        (471,105)         (194,678)
                                                     -------------     -------------
Sold-Class B                                               4,198             4,438
Issued for distributions reinvested-Class B                  210                60
                                                     -------------     -------------
                                                           4,408             4,498
                                                     -------------     -------------

(a) Class B shares were initially offered on January 27, 1999.

See notes to financial statements.

LIBERTY CONTRARIAN FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION: Liberty Contrarian Fund "Contrarian" (formerly Crabbe Huson Contrarian Fund), Liberty Contrarian Equity Fund "Equity" (formerly Crabbe Huson Equity Fund), Liberty Contrarian Balanced Fund "Balanced" (formerly Crabbe Huson Managed Income and Equity Fund), Liberty Contrarian Small-Cap Fund "Small-Cap" (formerly Crabbe Huson Small Cap Fund), Liberty Special Fund "Special" (formerly Crabbe Huson Special Fund), Liberty Contrarian Income Fund "Income" (formerly Crabbe Huson Contrarian Income Fund) and Liberty Oregon Tax-Free Fund "Tax-Free" (formerly Crabbe Huson Oregon Tax-Free Fund), each a series of Liberty Funds Trust III are registered under the Investment Company Act of 1940. All of the Funds (other than Tax-Free) are open-end diversified portfolio investment companies. Tax-Free is an open-end, non-diversified investment company. Each Fund may issue an unlimited number of shares. All of the Funds offer Class A shares. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Equity, Balanced, Income and Tax-Free offer Class B shares. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four, or eight years after purchase, depending on the program under which shares were purchased. Contrarian, Equity, Balanced and Income offer Class C shares. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Equity, Balanced, Small-Cap and Income offer Class I shares. Income offers Class Z shares. Class I shares and Class Z shares are offered continuously at net asset value. In addition, there are certain restrictions on the purchase of Class I and Class Z shares, please refer to the prospectus. Class A and Class I shares differ principally in the service fees and shareholder servicing fees.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When

LIBERTY CONTRARIAN FUNDS

October 31, 2000

management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon specific identification method for both financial statement and federal income tax purposes.

The Funds may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Funds to subsequently invest at less advantageous prices.

Special may engage in short sales. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security. The Fund is then obligated to return the security to the lender, and therefore it must subsequently purchase the same security.

Proceeds from the sale of a borrowed security remain on deposit with the broker loaning that security. Additional deposits may be required in the event that the value of the securities sold short exceeds a percentage of the amount on deposit with the broker. In addition, the borrowing fund is required to segregate cash, U.S. government securities or other liquid securities in an amount equal to the market value of all borrowed securities less any amounts on deposit with brokers. As a result of these activities, the borrowing fund will not be deemed to create leverage merely by entering into a short selling transaction, except to the extent that income is earned on amounts on deposit with the broker. The amount on deposit with the broker plus the value of the segregated securities may not exceed 25% of net assets.

LOANS OF PORTFOLIO SECURITIES: Each of the Funds may lend portfolio securities, up to 20% (10% for Tax-Free) of the value of a Fund's total assets. The Funds receive total collateral in an amount at least equal to 100% of the market value of the securities loaned at the inception of the loan. The value of the portfolio securities loaned is marked to market on a daily basis and additional collateral is received from the borrower, as necessary, to ensure that its value is at least equal to 100% of the securities loaned at all times. Interest income earned on the investment of the

LIBERTY CONTRARIAN FUNDS

October 31, 2000

collateral plus reimbursement for management fees associated with such investment, in excess of rebates to the borrower, is recorded on an accrual basis. Income earned on non-cash collateral is based on a percentage of the market value of the securities loaned and is recorded on an accrual basis. If the borrower defaults and the value of the portfolio securities increases in excess of the collateral received or if bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class A, Class B and Class C service fees, Class B and Class C distribution fees and Class I transfer agent fee) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data (other than Tax-Free) was calculated using average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflect the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only. Class I net investment income per share data reflect the transfer agent fee per share applicable to Class I shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only. Class I ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the transfer agent fee applicable to Class I shares only.

FEDERAL INCOME TAXES: Consistent with the Funds' policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders (other than Tax-Free) are recorded on the ex-date. Tax-Free declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Funds' capital accounts to

LIBERTY CONTRARIAN FUNDS

October 31, 2000

reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER:  Corporate actions and dividend income are recorded on the ex-date.

The Funds' custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds.

The Funds may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

ORGANIZATION COSTS: Expenses incurred in connection with the original organization of the Funds are amortized using the sum of the years digits method. As of October 31, 2000 the initial organization costs for all Funds except for Small-Cap have been fully amortized. Liberty Funds Group, Inc., the Fund's investment advisor, has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Fund's organization costs, the Fund will be reimbursed by the investment advisor for the unamortized balances of such costs in the same proportion as the number of shares reduced bears to the number of initial shares outstanding at the time of redemption.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE: Liberty Funds Services, Inc. (the "Advisor"), is the Investment Advisor of each Fund and receives a monthly fee based on each Fund's average net assets as follows:

                                     EQUITY
                                    BALANCED
                                   SMALL-CAP
                                    SPECIAL

              1.05% of average daily net assets up to $100,000,000
  .90 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .65 of 1% of average daily net assets over $500,000,000

                                     INCOME

            .80 of 1% of average daily net assets up to $100,000,000
  .65 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .55 of 1% of average daily nets assets over $500,000,000

                                    TAX-FREE

            .55 of 1% of average daily net assets up to $100,000,000

LIBERTY CONTRARIAN FUNDS

October 31, 2000

  .50 of 1% of average daily net assets between $100,000,000 and $500,000,000
            .45 of 1% of average daily net assets over $500,000,000

                                   CONTRARIAN

                     .85 of 1% of average daily net assets

ADMINISTRATION FEE: Colonial Management Associates, Inc. (the Administrator), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.05% annually of the Funds' average net assets. The Funds' Advisor delegates certain of its administrative duties to the Administrator.

BOOKKEEPING FEE: The Administrator provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% annually of the Funds' average net assets over $50 million.

TRANSFER AGENT: Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Administrator, provides shareholder services for a monthly fee at the annual rate of 0.236% annually for the Class A, Class B and Class C shares (as applicable to each Fund) for Small-Cap, Special, Equity, and Balanced, 0.17% for Income and 0.13% for Tax-Free, plus certain out-of-pocket expenses. Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also provides shareholder services for a monthly fee at the annual rate of 0.0025% for the Class I shares of Small-Cap, Equity, Balanced and Income, plus certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Administrator, is the Funds' principal underwriter. For the year ended October 31, 2000, the Distributor retained $1,207, $300, $6,103, $1,246, $61, $-- and $54 on sales of the Funds' Class A shares, for Income, Equity, Balanced, Small-Cap, Special, Contrarian and Tax-Free, respectively. There were no contingent deferred sales charges received on the Small-Cap, Balanced, Tax-Free, and Contrarian. For Income, the Distributor received contingent deferred sales charges (CDSC) of $--, $3,751, and $--. For Equity, the Distributor received contingent deferred sales charges (CDSC) of $1,393, $4,688 and $63 on Class A, Class B and Class C redemptions, respectively.

Each Fund has adopted a 12b-1 plan (Plan) which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The Plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only.

LIBERTY CONTRARIAN FUNDS

October 31, 2000

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Advisor has agreed, until further notice, to voluntarily waive fees and bear certain Fund expenses to the extent that total Class A, Class B, Class C and Class Z expenses (exclusive of service fees, distribution fees, brokerage commissions, taxes and extraordinary expenses, if any) exceed 1.25% for Special and Small-Cap, 1.17% for Equity and Balanced, 0.73% for Tax-Free, 0.55% for Income and 1.35% for Contrarian. The Advisor has also agreed, until further notice, to voluntarily waive fees and bear certain expenses to the extent that total Class I expenses (exclusive of service fees, distribution fees, brokerage commissions, taxes and extraordinary expenses, if any) exceed 1.00% for Small-Cap, Equity and Balanced and 0.38% for Income.

OTHER: The Funds pay no compensation to their officers, all of whom are employees of the Advisor.

The Funds' Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY: For the year ended October 31, 2000, purchases and sales of investments, other than short-term obligations, were as follows:

                                                      PURCHASES         SALES
                                                     ------------    ------------
Contrarian                                           $ 7,123,946     $  5,686,301
Equity                                               121,513,967      157,645,817
Balanced                                              36,569,239       59,131,651
Small-Cap                                             19,815,830       33,498,606
Special                                               16,712,122       49,829,980
Income                                                 3,329,062        2,698,017
Tax-Free                                                      --        5,534,821

Unrealized appreciation (depreciation) at October 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

                                      CONTRARIAN      EQUITY        BALANCED
                                      ----------    -----------    -----------
Gross unrealized appreciation         $1,104,384    $19,292,472    $ 5,135,765
Gross unrealized depreciation         (153,367)      (3,880,936)    (1,356,989)
                                      ----------    -----------    -----------
Net unrealized appreciation           $951,017      $15,411,536    $ 3,778,776
                                      ----------    -----------    -----------

LIBERTY CONTRARIAN FUNDS

October 31, 2000

                        SMALL-CAP          SPECIAL          INCOME        TAX-FREE
                       -----------      -------------      ---------      ---------
Gross unrealized
  appreciation         $4,571,388       $   5,748,336      $ 122,449      $ 340,541
Gross unrealized
  depreciation         (8,021,203)        (10,141,753)      (180,954)      (454,401)
                       -----------      -------------      ---------      ---------
Net unrealized
  depreciation         $(3,449,815)     $  (4,393,417)     $ (58,505)     $(113,860)
                       -----------      -------------      ---------      ---------

CAPITAL LOSS CARRYFORWARDS: At October 31, 2000, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

                                               YEAR OF      CAPITAL LOSS
                                              EXPIRATION    CARRY FORWARD
                                              ----------    -------------
  Small-Cap                                      2007        $22,808,761
                                                 2008          4,948,226
                                                             -----------
                                                              27,756,987
  Special                                        2006         20,747,182
                                                 2007         27,656,752
                                                 2008          6,774,721
                                                             -----------
                                                              55,178,655
  Income                                         2008             13,607
  Tax-Free                                       2008            121,424

OTHER: There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Funds may focus their investments in certain industries, subjecting them to a greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Funds (other than Special) may borrow up to 33 1/3% of its net assets or up to $200,000,000 under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. Other investment companies managed by the Advisor also participate in the line of credit on the same terms. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire $200,000,000 at any particular time.

During the year ended October 31, 2000, Balanced and Small-Cap utilized this facility on one occasion. The maximum loan outstanding during the period was $2,000,000 at a rate of 6.08% for Balanced and $4,000,000 at a rate of 5.79% for Small-Cap. Contrarian, Equity, Income and Tax-Free did not utilize the line of credit during the year ended October 31, 2000.

LIBERTY CONTRARIAN FUNDS

October 31, 2000

Special may borrow the lesser of $25 million or 33 1/3% of its net assets on a secured basis. When Special borrows it must put in a segregated account debt securities, domestic or foreign equities, or commercial paper in an amount equal to at least 200% of the amount borrowed. The Fund must maintain the segregated account daily to ensure that its value is at least equal to 200% of the funds borrowed at all times. No single issuer, other than U.S. Government and U.S. Government agencies, can comprise in excess of 10% of the segregated account. During the year ended October 31, 2000, Special utilized this facility on seven different occasions. The maximum loan outstanding during the period was $11,000,000 at a rate of 6.42%.

NOTE 5. PLAN OF REORGANIZATION

The Board of Trustees of the Funds' have approved a proposal to reorganize the Small-Cap Fund into the Special Fund, Balanced Fund into the Equity Fund and Oregon Tax-Free Fund into the Liberty Tax Exempt Fund. Shareholders of the Funds' are scheduled to vote on the proposal at a special meeting of shareholders to be held on December 27, 2000. If approved the reorganization is proposed to take place in January, 2001.

LIBERTY CONTRARIAN FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                             YEAR ENDED 10/31/2000
                                                              ----------------------------------------------------
                                                                     CLASS A          CLASS B            CLASS C
                                                              ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $10.390          $10.330          $10.320
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss (a).....................................         (0.008)          (0.104)           (0.104)
Net Realized & Unrealized Gain..............................          3.448            3.404             3.414
                                                              ----------------------------------------------------
    Total from Investment Operations........................          3.440            3.300             3.310
                                                              ----------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............................         $13.830          $13.630          $13.630
                                                              ----------------------------------------------------
                                                              ----------------------------------------------------
TOTAL RETURN (b)(c).........................................          33.11%           31.95%            32.07 %
RATIOS TO AVERAGE NET ASSETS
Expenses (d)................................................           1.60%            2.35%             2.35 %
Net Investment Income (d)...................................          (0.06)%          (0.81)%           (0.81)%
Fees and Expenses Waived or Borne by the Advisor (d)........           1.64%            1.64%             1.64 %
Portfolio Turnover..........................................            130%             130%              130 %
Net Assets, End of Period (000's)...........................         $4,654           $1,104           $    61
------------------------

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return of net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

See notes to financial statements.

LIBERTY CONTRARIAN FUND

SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                               YEAR ENDED 10/31/1999(b)
                                                                     ---------------------------------------------
                                                              ----------------------------------------------------
                                                                     CLASS A          CLASS B            CLASS C
                                                              ----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $10.000          $10.000          $10.000
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss (a).....................................         (0.015)          (0.091)           (0.089)
Net Realized & Unrealized Gain on Investments...............          0.405            0.421             0.409
                                                              ----------------------------------------------------
    Total from Investment Operations........................          0.390            0.330             0.320
                                                              ----------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............................         $10.390          $10.330          $10.320
                                                              ----------------------------------------------------
                                                              ----------------------------------------------------
TOTAL RETURN (c)(d).........................................           3.90%(e)         3.30%(e)          3.20 %(e)
RATIOS TO AVERAGE NET ASSETS
Expenses (f)(g).............................................           1.60%            2.35%             2.35 %
Net Investment Income (f)(g)................................          (0.15)%          (0.90)%           (0.90)%
Fees and Expenses Waived or Borne by the Advisor (f)(g).....           3.56%            3.56%             3.56 %
Portfolio Turnover Rate (e).................................            105%             105%              105 %
Net Assets, End of Period (000's)...........................         $3,279           $  209           $     9

------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) The Fund commenced investment operations on December 1, 1998.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

See notes to financial statements.

LIBERTY CONTRARIAN EQUITY FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                                YEAR ENDED 10/31/2000
                                                              -----------------------------------------------------
                                                                   CLASS A      CLASS B      CLASS C      CLASS I
                                                              -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $16.780      $16.660      $16.670      $16.820
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss) (a)............................        0.048       (0.089)      (0.089)        0.126
Net Realized and Unrealized Gain............................        3.960        3.907        3.907         3.992
                                                              -----------------------------------------------------
    Total from Investment Operations........................        4.008        3.818        3.818         4.118
LESS DISTRIBUTIONS
Distributions from Capital Gains............................       (0.518)      (0.518)      (0.518)       (0.518)
                                                              -----------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............................       $20.270      $19.960      $19.970      $20.420
                                                              -----------------------------------------------------
                                                              -----------------------------------------------------
TOTAL RETURN (b)(c).........................................        24.47%       23.48%       23.47%        25.08%
RATIOS TO AVERAGE NET ASSETS
Expenses (d)................................................         1.42%        2.17%        2.17%         1.00%
Net Investment Income (d)...................................         0.28%       (0.47)%      (0.47)%        0.70%
Fees and Expenses Waived or Borne by the Advisor............         0.23%        0.23%        0.23%         0.27%
Portfolio Turnover Rate.....................................          122%         122%         122%          122%
Net Assets, End of Period (000's)...........................       $81,748      $  628       $    6       $ 9,993

------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expense, total return would have been reduced.
(d) The benefits derived from custody credits and direct brokerage arrangements had no impact.

See notes to financial statements.

LIBERTY CONTRARIAN EQUITY FUND

SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                 YEAR ENDED 10/31/1999                   YEAR ENDED 10/31/1998
                                             ------------------------------------------------------------------------------------
                                                    CLASS A     CLASS B(b)    CLASS C(b)    CLASS I    CLASS A(c)    CLASS I(c)
                                             ------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......         $16.600      $16.440       $16.440      $16.650     $ 23.320     $23.400
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss) (a)...........           0.031       (0.076)       (0.076)      0.115         0.070       0.170
Net Realized & Unrealized Gain (Loss) on
  Investments..............................           0.550        0.296         0.306       0.818        (2.000)     (2.030)
                                             ------------------------------------------------------------------------------------
    Total from Investment Operations.......           0.860        0.220         0.230       0.933        (1.930)     (1.860)
LESS DISTRIBUTIONS
Distributions from Net Investment Income...          (0.099)          --            --      (0.182)       (0.050)     (0.150)
Distributions from Capital Gains...........          (0.581)          --            --      (0.581)       (4.740)     (4.740)
                                             ------------------------------------------------------------------------------------
    Total Distributions....................          (0.680)          --            --      (0.763)       (4.790)     (4.890)
                                             ------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.............         $16.780      $16.660       $16.670      $16.820     $ 16.600     $16.650
                                             ------------------------------------------------------------------------------------
                                             ------------------------------------------------------------------------------------
TOTAL RETURN (d)(e)........................            5.29%        1.34 %(f)     1.40 %(f)   5.75%       (10.08)%     (9.72)%
RATIOS TO AVERAGE NET ASSETS
Expenses...................................            1.42%(g)     2.17 %(g)     2.17 %(g)   0.93%(g)      1.39%(h)    1.01%(h)
Net Investment Income......................            0.18%(g)    (0.56)%(g)    (0.56)%(g)   0.67%(g)      0.38%(h)    0.76%(h)
Fees and Expenses Waived or Borne by the
  Advisor..................................            0.28%(g)     0.28 %(g)     0.28 %(g)   0.28%(g)      0.03%       0.12%
Portfolio Turnover Rate....................             134%         134 %         134 %       134%            1%          1%
Net Assets, End of Period (000's)..........         $102,428     $   466       $     6      $14,190     $226,628     $27,672

------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Class B and Class C shares were initially offered on January 27, 1999. Per share amounts reflect activity from that date.
(c) Effective October 19, 1998, the Primary and Institutional shares were redesignated Class A and Class I shares, respectively.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

See notes to financial statements.

LIBERTY CONTRARIAN EQUITY FUND

SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                    YEAR ENDED 10/31/1997              YEAR ENDED 10/31/1996
                                                            ---------------------------------------------------------------------
                                                                   CLASS A         CLASS I        CLASS A           CLASS I(b)
                                                            ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD......................         $19.500         $19.510        $18.170         $19.820
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (a).................................           0.070          0.210           0.110           0.000
Net Realized & Unrealized Gain (Loss) on Investments......           5.360          5.310           2.330          (0.310)
                                                            --------------------------------------------------------------------
    Total from Investment Operations......................           5.430          5.520           2.440          (0.310)
LESS DISTRIBUTIONS
Distributions from Net Investment Income..................          (0.070)        (0.090)         (0.170)          0.000
Distributions from Capital Gains..........................          (1.540)        (1.540)         (0.940)          0.000
                                                            --------------------------------------------------------------------
    Total Distributions...................................          (1.610)        (1.630)         (1.110)          0.000
                                                            --------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD............................         $23.320         $23.400        $19.500         $19.510
                                                            --------------------------------------------------------------------
                                                            --------------------------------------------------------------------
TOTAL RETURN (c)(d).......................................           29.87%         30.35%          13.78%          (1.56)%(e)
RATIOS TO AVERAGE NET ASSETS
Expenses..................................................            1.42%(f)       1.00%(f)        1.38%(f)        1.00%(f)(g)
Net Investment Income.....................................            0.29%(f)       0.71%(f)        0.56%(f)        0.15%(f)(g)
Fees and Expenses Waived or Borne by the Advisor..........            0.02%          0.23%             --            0.58%(g)
Portfolio Turnover Rate...................................             129%           129%            117%            117%
Net Assets, End of Period (000's).........................         $380,047        $24,084        $436,578        $ 4,415

------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Class I shares were initially offered on October 3, 1996. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(g) Annualized.

See notes to financial statements.

LIBERTY CONTRARIAN BALANCED FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                                    FOR THE YEAR ENDED 10/31/2000
                                                             --------------------------------------------------------------------
                                                                    CLASS A         CLASS B           CLASS C           CLASS I
                                                             --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................         $12.790         $12.770           $12.770           $12.770
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (a)..................................          0.321            0.224             0.224             0.374
Net Realized and Unrealized Gain...........................          1.719            1.699             1.719             1.708
                                                             --------------------------------------------------------------------
    Total from Investment Operations.......................          2.040            1.923             1.943             2.082
                                                             --------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Net Investment Income...................         (0.375)          (0.278)           (0.278)           (0.437)
Distributions from Capital Gains...........................         (0.865)          (0.865)           (0.865)           (0.865)
                                                             --------------------------------------------------------------------
    Total Distributions Declared to Shareholders...........         (1.240)          (1.143)           (1.143)           (1.302)
                                                             --------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.............................         $13.590         $13.550           $13.570           $13.550
                                                             --------------------------------------------------------------------
                                                             --------------------------------------------------------------------
TOTAL RETURN (b)(c)........................................          17.18%           16.14%            16.31%            17.61%
RATIOS TO AVERAGE NET ASSETS
Expenses (d)...............................................           1.42%            2.17%             2.17%             1.00%
Net Investment Income (d)..................................           2.50%            1.75%             1.75%             2.92%
Fees and Expenses Waived or Borne by the Advisor (d).......           0.26%            0.26%             0.26%             0.28%
Portfolio Turnover.........................................             82%              82%               82%               82%
Net Assets, End of Period (000's)..........................         $25,540         $   129           $     4           $15,512
------------------------

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expense, total return would have been reduced.
(d) The benefits derived from custody credits and direct brokerage arrangements had no impact.

See notes to financial statements.

LIBERTY CONTRARIAN BALANCED FUND

SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                 YEAR ENDED 10/31/1999                   YEAR ENDED 10/31/1998
                                              -----------------------------------------------------------------------------------
                                                     CLASS A    CLASS B(b)    CLASS C(b)    CLASS I    CLASS A(c)     CLASS I(c)
                                              -----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........         $12.810     $12.760       $12.760      $12.810     $14.940      $ 14.940
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (a)...................          0.275        0.143         0.143       0.334        0.290         0.320
Net Realized & Unrealized Gain (Loss) on
  Investments...............................          0.262        0.016         0.016       0.269       (0.370)       (0.370)
                                              -----------------------------------------------------------------------------------
    Total from Investment Operations........          0.537        0.159         0.159       0.603       (0.080)       (0.050)
LESS DISTRIBUTIONS
Distributions from Net Investment Income....         (0.281)      (0.149)       (0.149)     (0.367)      (0.240)       (0.270)
Distributions from Capital Gains............         (0.276)          --            --      (0.276)      (1.810)       (1.810)
                                              -----------------------------------------------------------------------------------
    Total Distributions.....................         (0.557)          --            --      (0.643)      (2.050)       (2.080)
                                              -----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............         $12.790     $12.770       $12.770      $12.770     $12.810      $ 12.810
                                              -----------------------------------------------------------------------------------
                                              -----------------------------------------------------------------------------------
TOTAL RETURN (d)(e).........................           4.22%        1.18%(f)      1.18%(f)    4.75%       (0.69)%       (0.44)%
RATIOS TO AVERAGE NET ASSETS
Expenses....................................           1.42%(g)     2.17%(g)      2.17%(g)    0.96%(g)     1.32%(h)      1.01%(h)
Net Investment Income.......................           2.08%(g)     1.40%(g)      1.40%(g)    2.54%(g)     2.27%(h)      2.58%(h)
Fees and Expenses Waived or borne by the
  Advisor...................................           0.33%(g)     0.40%(g)      0.40%(g)    0.33%(g)     0.16%         0.24%
Portfolio Turnover Rate.....................             99%          99%           99%         99%         115%          115%
Net Assets, End of Period (000's)...........         $37,791     $    29       $     3      $21,188     $67,681      $ 33,723

------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Class B and Class C shares were initially offered on January 27, 1999. Per share amounts reflect activity from that date.
(c) Effective October 19, 1998, the Primary and Institutional shares were redesignated Class A and Class I shares, respectively.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

See notes to financial statements.

LIBERTY CONTRARIAN BALANCED FUND

SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                  YEAR ENDED 10/31/1997         YEAR ENDED 10/31/1996
                                                           ----------------------------------------------------------------------
                                                                  CLASS A        CLASS I      CLASS A         CLASS I(d)
                                                           ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................         $13.390        $13.390      $13.640          $13.380
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (a)................................          0.320          0.420         0.300            0.010
Net Realized & Unrealized Gain on Investments............          2.290          2.240         0.880            0.080
                                                           --------------------------------------------------------------------
    Total from Investment Operations.....................          2.610          2.660         1.180            0.090
LESS DISTRIBUTIONS
Distributions from Net Investment Income.................         (0.320)        (0.370)        0.300           (0.080)
Distributions from Capital Gains.........................         (0.740)        (0.740)        1.130               --
                                                           --------------------------------------------------------------------
    Total Distributions..................................         (1.060)        (1.110)        1.430           (0.080)
                                                           -------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........................         $14.940        $14.940      $13.390          $13.390
                                                           --------------------------------------------------------------------
                                                           --------------------------------------------------------------------
TOTAL RETURN (e)(f)......................................          20.60%         21.18%         8.96%            0.59%(g)
RATIOS TO AVERAGE NET ASSETS
Expenses.................................................           1.42%(j)       1.00%(j)      1.47%(j)         1.00%(i)(j)
Net Investment Income....................................           2.25%(j)       2.70%(j)      2.22%(j)         2.87%(i)(j)
Fees and expenses waived or borne by the Advisor.........           0.13%          0.42%           --             1.00%(i)
Portfolio Turnover Rate..................................            119%           119%          252%             252%
Net Assets, End of Period (000's)........................         $95,960        $28,598      $125,018         $ 2,526

------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Class B and Class C shares were initially offered on January 27, 1999. Per share amounts reflect activity from that date.
(c) Effective October 19, 1998, the Primary and Institutional shares were redesignated Class A and Class I shares, respectively.
(d) Class I shares were initially offered on October 28, 1996. Per share amounts reflect activity from that date.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Advisor or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.
(j) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

See notes to financial statements.

LIBERTY CONTRARIAN SMALL-CAP FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                    YEAR ENDED 10/31/2000
                                                              ---------------------------------
                                                              ---------------------------------
                                                                     CLASS A          CLASS I
                                                              ---------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................         $8.130         $ 8.200
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss (a).....................................         (0.104)         (0.050)
Net Realized & Unrealized Gain on Investments...............          3.554           3.570
                                                              --------------------------------
    Total from Investment Operations........................          3.450            3.52
                                                              --------------------------------
NET ASSET VALUE, END OF PERIOD..............................         $11.580        $11.720
                                                              --------------------------------
                                                              --------------------------------
TOTAL RETURN (b)(c).........................................          42.44%          42.93 %
RATIOS TO AVERAGE NET ASSETS
Expenses (d)................................................           1.50%           1.00 %
Net Investment Income (d)...................................          (0.95)%         (0.46)%
Fees and Expenses Waived or Borne by the Advisor (d)........           0.42%           0.46 %
Portfolio Turnover Rate.....................................             62%             62 %
Net Assets, End of Period (000's)...........................         $6,058         $24,866
------------------------

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

See notes to financial statements.

LIBERTY CONTRARIAN SMALL-CAP FUND

SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                   YEAR ENDED 10/31/1999               YEAR ENDED 10/31/1998
                                                          -----------------------------------------------------------------------
                                                                 CLASS A            CLASS I        CLASS A(b)          CLASS I(b)
                                                          -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD....................         $8.650             $8.680          $15.480            $15.530
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss) (a)........................         (0.078)            (0.035)          (0.030)             0.030
Net Realized & Unrealized Loss on Investments...........         (0.391)            (0.394)          (5.560)            (5.580)
                                                          -----------------------------------------------------------------------
    Total from Investment Operations....................         (0.469)            (0.429)          (5.590)            (5.550)
                                                          -----------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Net Investment Income................             --                 --               --             (0.010)
Distributions in Excess of Net Investment Income........             --                 --               --             (0.050)
Distributions from Net Realized Gains...................         (0.039)            (0.039)          (1.240)            (1.240)
Distributions in Excess of Net Realized Gains...........         (0.012)            (0.012)              --                 --
                                                          -----------------------------------------------------------------------
    Total Distributions.................................         (0.051)            (0.051)          (1.240)            (1.300)
                                                          -----------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..........................         $8.130             $8.200          $ 8.650            $ 8.680
                                                          -----------------------------------------------------------------------
                                                          -----------------------------------------------------------------------
TOTAL RETURN (c)(d).....................................          (5.48)%            (5.00)%         (38.64)%           (38.37)%
RATIOS TO AVERAGE NET ASSETS
Expenses (e)............................................           1.50%              1.00%            1.37 %             1.00 %
Net Investment Income (e)...............................          (0.89)%            (0.39)%          (0.65)%            (0.28)%
Fees and Expenses Waived or Borne by the Advisor (e)....           0.41%              0.42%            0.25 %             0.21 %
Portfolio Turnover Rate.................................             12%                12%              30 %               30 %
Net Assets, End of Period (000's).......................         $6,895             $24,481         $14,462            $62,539

------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective October 19, 1998, the Primary and Institutional shares were redesignated Class A and Class I shares, respectively.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
See notes to financial statements.

LIBERTY CONTRARIAN SMALL-CAP FUND

SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                  YEAR ENDED 10/31/1997             PERIOD ENDED 10/31/1996(b)
                                                         ------------------------------------------------------------------------
                                                                CLASS A            CLASS I        CLASS A              CLASS I
                                                         ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...................         $11.020            $11.010        $10.000            $11.050
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (a)..............................             --              0.070          0.030                  --
Net Realized & Unrealized Gain (Loss) on Investments...          4.620              4.620          0.990              (0.040)
                                                         ------------------------------------------------------------------------
    Total from Investment Operations...................          4.620              4.690          1.020              (0.040)
                                                         ------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Net Investment Income...............         (0.020)            (0.030)            --                  --
Distributions from Capital Gains.......................         (0.140)            (0.140)            --                  --
                                                         ------------------------------------------------------------------------
    Total Distributions................................         (0.160)            (0.170)            --                  --
                                                         ------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........................         $15.480            $15.530        $11.020            $11.010
                                                         ------------------------------------------------------------------------
                                                         ------------------------------------------------------------------------
TOTAL RETURN (c)(d)....................................          42.38%             43.11%         10.20%              (0.36)%(e)
RATIOS TO AVERAGE NET ASSETS
Expenses (f)...........................................           1.50%              1.00%          1.51%(g)            1.00 %(g)
Net Investment Income (f)..............................           0.03%              0.60%          0.70%(g)           (0.43)%(g)
Fees and Expenses Waived or Borne by the Advisor (f)...           0.23%              0.28%          0.81%               2.55 %
Portfolio Turnover Rate................................             65%                65%            39%                 39 %
Net Assets, End of Period (000's)......................         $42,563            $71,655        $19,156            $ 1,514

------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) The Fund commenced investment operations on October 10, 1996.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.
(g) Annualized.
See notes to financial statements.

LIBERTY SPECIAL FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                                       YEAR ENDED 10/31
                                                             --------------------------------------------------------------------
                                                              2000         1999           1998           1997            1996
                                                             --------------------------------------------------------------------
                                                             CLASS A      CLASS A      CLASS A(b)      CLASS A         CLASS A
                                                             --------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.....................    $ 6.97       $8.100        $ 16.800       $13.710       $ 13.800
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss) (a).........................    (0.065)      (0.069)          0.070         0.150          0.140
Net Realized and Unrealized Gain (Loss) on Investments...     3.355       (1.061)         (6.920)        3.410          0.550
                                                             --------------------------------------------------------------------
    Total from Investment Operations.....................     3.290       (1.130)         (6.850)        3.560          0.690
                                                             --------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Net Investment Income.................        --           --          (0.140)       (0.140)        (0.210)
Return of Capital........................................        --           --          (0.020)           --             --
Distributions from Capital Gains.........................        --           --          (1.690)       (0.330)        (0.570)
                                                             --------------------------------------------------------------------
    Total Distributions..................................        --           --          (1.850)       (0.470)        (0.780)
                                                             --------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD...........................    $10.260      $6.970        $  8.100       $16.800       $ 13.710
                                                             --------------------------------------------------------------------
                                                             --------------------------------------------------------------------
TOTAL RETURN (c)(d)......................................     47.20%      (13.95)%        (44.94)%       26.62%          5.03%
RATIOS/SUPPLEMENTAL DATA
Expenses.................................................      1.50%(e)     1.50%(e)        1.50%(e)      1.50%          1.37%(f)
Net Investment Income....................................     (0.71)%(e)   (0.85)%(e)       0.40%(e)      0.86%          0.72%(f)
Fees and Expenses Waived or Borne by the Advisor.........      1.34%(e)     0.75%(e)        0.34%(e)      0.08%            --
Portfolio Turnover Rate..................................        33%          11%             22%           33%            33%
Net Assets, End of Period (000's)........................    $43,952      $47,472       $104,504       $396,335      $481,039

------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f) Includes expenses paid indirectly through directed brokerage and certain expense offset arrangements.

See notes to financial statements.

LIBERTY CONTRARIAN INCOME FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                         FOR THE YEAR ENDED OCTOBER 31, 2000
                                                     ----------------------------------------------------------------------------
                                                            CLASS A        CLASS B        CLASS C        CLASS I         CLASS Z
                                                     ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...............         $10.110        $10.130        $10.150        $10.100         $10.110
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------
Net Investment Income (a)..........................          0.599          0.522          0.522          0.641            0.624
Net Realized and Unrealized Gain (Loss) on
  Investments......................................          0.058          0.099          0.085          0.045            0.045
                                                     ----------------------------------------------------------------------------
    Total from Investment Operations...............          0.657          0.621          0.607          0.686            0.669
                                                     ----------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------
Distributions from Net Investment Income...........         (0.563)        (0.437)        (0.463)        (0.632)          (0.605)
Distributions from Net Realized Capital Gains......         (0.054)        (0.054)        (0.054)        (0.054)          (0.054)
                                                     ----------------------------------------------------------------------------
    Total Distributions Declared to Shareholders...         (0.617)        (0.491)        (0.517)        (0.686)          (0.659)
                                                     ----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.....................         $10.150        $10.260        $10.240        $10.100         $10.120
                                                     ----------------------------------------------------------------------------
                                                     ----------------------------------------------------------------------------
TOTAL RETURN (b)(c)................................           6.75%          6.32%          6.18%          7.11%            6.90%
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------
Expenses (d).......................................           0.80%          1.55%          1.55%          0.38%            0.55%
Net Investment Income (d)..........................           5.97%          5.22%          5.22%          6.39%            6.22%
Fees and expenses waived or borne by the Advisor
  (d)..............................................           1.56%          1.56%          1.56%          1.60%            1.56%
Portfolio Turnover Rate............................             34%            34%            34%            34%              34%
Net Assets, End of period (000's)..................         $4,651         $  409         $  112         $  108          $ 3,693
------------------------

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

See notes to financial statements.

LIBERTY CONTRARIAN INCOME FUND

SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                                  YEAR ENDED 10/31/1999
                                                        -------------------------------------------------------------------------
                                                               CLASS A     CLASS B(b)     CLASS C(b)     CLASS I      CLASS Z(b)
                                                        -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................         $10.880      $10.170        $10.170       $10.900      $10.170
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (a).............................          0.583         0.020          0.013         0.607        0.007
Net Realized & Unrealized Gain (Loss) on
  Investments.........................................         (0.538)        0.002          0.037        (0.512)       0.046
                                                        -------------------------------------------------------------------------
    Total from Investment Operations..................          0.045         0.022          0.050         0.095        0.053
                                                        -------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Net Investment Income..............         (0.620)       (0.062)        (0.070)       (0.700)      (0.113)
Distributions in Excess of Net Investment Income......             --            --             --            --           --
Distributions from Capital Gains......................         (0.195)           --             --        (0.195)          --
                                                        -------------------------------------------------------------------------
    Total Distributions...............................         (0.815)       (0.062)        (0.070)       (0.895)      (0.113)
                                                        -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........................         $10.110      $10.130        $10.150       $10.100      $10.110
                                                        -------------------------------------------------------------------------
                                                        -------------------------------------------------------------------------
TOTAL RETURN (c)(d)...................................           0.42%         0.22%(e)       0.49%(e)      0.90%        0.53%(e)
RATIOS TO AVERAGE NET ASSETS
Expenses (f)..........................................           0.80%         1.55%(g)       1.55%(g)      0.38%        0.55%(g)
Net Investment Income (f).............................           5.57%         4.46%(g)       4.46%(g)      5.99%        5.46%(g)
Fees and expenses waived or borne by the Advisor
  (f).................................................           2.24%         5.84%(g)       5.84%(g)      2.36%        5.84%(g)
Portfolio Turnover Rate...............................            196%          196%           196%          196%         196%
Net Assets, End of Period (000's).....................         $3,843       $    16        $     1       $   101      $ 4,246

------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Class B, Class C and Class Z shares were initially offered on September 15, 1999.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

See notes to financial statements.

LIBERTY CONTRARIAN INCOME FUND

SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                                                  YEAR ENDED    YEAR ENDED
                                                                        YEAR ENDED 10/31/98        10/31/97      10/31/96
                                                              ------------------------------------------------------------
                                                                     CLASS A(b)        I(c)        CLASS A       CLASS A
                                                              ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................          $10.580        $10.990       $10.200       $10.260
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (a)...................................            0.500          0.020         0.620         0.540
Net Realized & Unrealized Gain (Loss) on Investments........            0.590         (0.070)        0.380        (0.050)
                                                              ------------------------------------------------------------
    Total from Investment Operations........................            1.090         (0.050)        1.000         0.490
                                                              ------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Net Investment Income....................           (0.790)        (0.040)       (0.620)       (0.550)
                                                              ------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............................          $10.880        $10.900       $10.580       $10.200
                                                              ------------------------------------------------------------
                                                              ------------------------------------------------------------
TOTAL RETURN (d)(e).........................................            11.21%         (0.45)%(f)    10.25%         4.94%
RATIOS TO AVERAGE NET ASSETS
Expenses....................................................             0.80%(g)       0.38 %(g)(h)     0.80%      0.80%
Net Investment Income.......................................             5.36%(g)       5.88 %(g)(h)     5.96%      5.31%
Fees and Expenses Waived or Borne by the Advisor............             1.56%(g)       4.62 %(g)(h)     1.98%      1.49%
Portfolio Turnover Rate.....................................              158%           158 %          56%          469%
Net Assets, End of Period (000's)...........................          $ 8,799        $   100       $ 3,248       $ 4,694

------------------------
(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.
(c) Class I shares were initially offered on October 19, 1998. Per share amounts reflect activity from that date.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(h) Annualized.

See notes to financial statements.

LIBERTY OREGON TAX-FREE FUND

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                   YEAR ENDED 10/31/2000
                                                              -------------------------------
                                                                   CLASS A           CLASS B
                                                              -------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $11.620           $11.620
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------
Net Investment Income.......................................        0.556              0.469
Net Realized & Unrealized Gain..............................        0.419              0.419
                                                              -------------------------------
    Total from Investment Operations........................        0.975              0.888
                                                              -------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------
Distributions from Net Investment Income....................       (0.520)            (0.433)
Distributions from Capital Gains............................       (0.085)            (0.085)
                                                              -------------------------------
                                                                   (0.605)            (0.518)
                                                              -------------------------------
NET ASSET VALUE, END OF PERIOD..............................       $11.99            $ 11.99
                                                              -------------------------------
                                                              -------------------------------
TOTAL RETURN (a)(b).........................................         8.65%              7.84%
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------
Expenses (c)................................................         0.98%              1.73%
Net Investment Income (c)...................................         4.45%              3.70%
Fees and Expenses Waived or Borne by the Advisor (c)........         0.35%              0.35%
Portfolio Turnover..........................................            0%                 0%
Net Assets, End of Period (000's)...........................       $15,574           $   107
------------------------

(a) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(b) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

See notes to financial statements.

LIBERTY OREGON TAX-FREE FUND

SELECTED DATA FOR A SHARE OF EACH CLASS OUTSTANDING THROUGHOUT EACH PERIOD ARE AS FOLLOWS:

                                                                                              YEAR           YEAR          YEAR
                                                                                             ENDED          ENDED         ENDED
                                                                 YEAR ENDED 10/31/99        10/31/98       10/31/97      10/31/96
                                                         ------------------------------------------------------------------------
                                                                CLASS A    CLASS B(a)      CLASS A(b)      CLASS A       CLASS A
                                                         ------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...................         $13.030     $12.750         $12.780        $12.500       $12.620
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income..................................          0.524        0.326           0.280          0.540         0.540
Net Realized & Unrealized Gain (Loss) on Investments...         (1.103)      (1.147)          0.270          0.280        (0.120)
                                                         ------------------------------------------------------------------------
    Total from Investment Operations...................         (0.579)      (0.821)          0.550          0.820         0.420
                                                         ------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Net Investment Income...............         (0.514)      (0.309)         (0.270)        (0.470)       (0.540)
Distributions from Capital Gains.......................         (0.317)          --          (0.030)        (0.070)           --
                                                         ------------------------------------------------------------------------
    Total Distributions................................         (0.831)      (0.309)         (0.300)        (0.540)       (0.540)
                                                         ------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........................         $11.620     $11.620         $13.030        $12.780       $12.500
                                                         ------------------------------------------------------------------------
                                                         ------------------------------------------------------------------------
TOTAL RETURN (c)(d)....................................          (4.70)%      (6.43)%(e)       6.39%          6.67%         3.43%
RATIOS TO AVERAGE NET ASSETS
Expenses...............................................           0.98%(f)     1.73 %(f)(g)     0.98%(f)      0.98%         0.98%
Net Investment Income..................................           4.12%(f)     3.39 %(f)(g)     4.12%(f)      4.25%         4.33%
Fees and Expenses Waived or Borne by the Advisor.......           0.32%(f)     0.31 %(f)(g)     0.00%(f)      0.12%         0.06%
Portfolio Turnover Rate................................              4%           4 %            44%            17%           16%
Net Assets, End of Period (000's)......................         $20,568     $    52         $25,591        $26,487       $26,135

------------------------
(a) Class B shares were initially offered on January 27, 1999. Per share amounts reflect activity from that date.
(b) Effective October 19, 1998, the Primary shares were redesignated Class A shares.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g) Annualized.

See notes to financial statements.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of Liberty Funds Trust III:

Liberty Contrarian Fund

Liberty Contrarian Equity Fund

Liberty Contrarian Balanced Fund

Liberty Contrarian Small-Cap Fund

Liberty Special Fund

Liberty Contrarian Income Fund

Liberty Oregon Tax-Free Fund

We have audited the accompanying statements of assets and liabilities, including the Investment Portfolios, of Liberty Contrarian Fund, Liberty Contrarian Equity Fund, Liberty Contrarian Balanced Fund, Liberty Contrarian Small-Cap Fund, Liberty Special Fund, Liberty Contrarian Income Fund and Liberty Oregon Tax-Free Fund (formerly, Crabbe Huson Contrarian Fund, Crabbe Huson Equity Fund, Crabbe Huson Managed Income and Equity Fund, Crabbe Huson Small Cap Fund, Crabbe Huson Special Fund, Crabbe Huson Contrarian Income Fund, and Crabbe Huson Oregon Tax-Free Fund, respectively) (seven of the series constituting Liberty Funds Trust III [the "Trust"]) as of October 31, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended October 31, 1998 were audited by other auditors whose report dated December 4, 1998 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the aforementioned series of Liberty Funds Trust III, as of October 31, 2000, the results of their operations, the changes in their net assets, and the financial highlights for the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP
Boston, Massachusetts
December 14, 2000

   TAX LETTER (UNAUDITED)             FOR THE FISCAL YEAR ENDED OCTOBER 31, 2000

--------------------------------------------------------------------------------

The following represents the percentage of ordinary income distributions eligible for the dividends received deduction and the amount of long-term capital gains earned by each Fund:

                                                                                      AMOUNT OF
                                                                     DIVIDENDS        LONG-TERM
                                                                     RECEIVED       CAPITAL GAINS
                                                                     DEDUCTION         EARNED
                                                              -----------------------------------
LIBERTY CONTRARIAN FUND.....................................              --         $  377,012
LIBERTY CONTRARIAN EQUITY FUND..............................          100.00%         8,478,353
LIBERTY CONTRARIAN BALANCED FUND............................           10.33%         2,419,715
LIBERTY CONTRARIAN SMALL-CAP FUND...........................              --                 --
LIBERTY SPECIAL FUND........................................              --                 --
LIBERTY CONTRARIAN INCOME FUND..............................              --                 --
LIBERTY OREGON TAX-FREE FUND................................              --                 --

100% of the dividends paid from net investment income are exempt from Federal income tax for the Liberty Oregon Tax-Free Fund.

                       This page intentionally left blank

                    IMPORTANT INFORMATION ABOUT THIS REPORT

                             THE TRANSFER AGENT FOR
                             THE LIBERTY CONTRARIAN FUNDS
                             CRABBE HUSON IS:

                             Liberty Funds Services, Inc.
                             P.O. Box 1722
                             Boston, MA 02105-1722
                             1-800-345-6611

                             Liberty Funds mails one
                             shareholder report to each shareholder
                             address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

                             This report has been prepared for share-holders of the Liberty Contrarian Funds.
                             This report may also be used as sales liter-ature when preceded or accompanied by the current prospectus which provides details about sales charges, investment objectives and operating policies of the Funds.

[LOGO] L I B E R T Y
      ______________________
                       FUNDS

ALL STAR - COLONIAL - CABBE HUSON - NEWPORT - STEIN ROE ADVISOR


         Liberty Funds Distributor, Inc. (C)2000
         One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
         www.libertyfunds.com



TRUSTEES

Tom Bleasdale

Lora S. Collins

James E. Grinnell

Richard W. Lowry

Salvatore Macera

William E. Mayer

James L. Moody, Jr.

John J. Neuhauser

Joseph R. Palomobo

Thomas E. Stitzel

Anne-Lee Verville




CHF-02/587D-1000 (12/00) 00/2221